As filed with the Securities and Exchange              Registration No. 33-81216
Commission on April 10, 2002                           Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 23 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Variable Annuity Account C of ING Life Insurance and Annuity Company
                  (formerly Variable Annuity Account C of Aetna
                       Life Insurance and Annuity Company)

                     ING Life Insurance and Annuity Company
               (formerly Aetna Life Insurance and Annuity Company)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
         X      on May 1, 2002 pursuant to paragraph (b) of Rule 485
     --------

                            PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity
Company (the Company) (formerly known as Aetna Life
Insurance and Annuity Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).
[SIDE NOTE]
THE FUNDS

ING VP Ascent Portfolio
    (Class R Shares)(1)
ING VP Balanced Portfolio, Inc.
    (Class R Shares)(1)
ING VP Bond Portfolio (Class R Shares)(1)
ING VP Crossroads Portfolio
    (Class R Shares)(1)
ING VP Growth and Income Portfolio
    (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio
    (Class R Shares)(1)
ING VP Index Plus MidCap Portfolio
    (Class R Shares)(1)
ING VP Index Plus SmallCap Portfolio
    (Class R Shares)(1)
ING VP Legacy Portfolio (Class R Shares)(1)
ING VP Money Market Portfolio
    (Class R Shares)(1)
ING VP Value Opportunity Portfolio
    (Class R Shares)(1)
ING VP Emerging Markets Fund(1)
ING VP Natural Resources Trust(1)(2)
ING MFS Capital Opportunities Portfolio
    (Initial Class)(1)
ING MFS Emerging Equities Portfolio
    (Initial Class)(1)
ING MFS Research Portfolio
    (Initial Class)(1)
ING Scudder International Growth
    Portfolio (Initial Class)(1)
ING T. Rowe Price Growth Equity Portfolio
    (Initial Class)(1)
Calvert Social Balanced Portfolio
Fidelity-Registered Trademark- VIP Asset Manager(SM)
Portfolio
    (Initial Class)
Fidelity-Registered Trademark- VIP
Contrafund-Registered Trademark- Portfolio
    (Initial Class)
Fidelity-Registered Trademark- VIP Equity-Income
Portfolio
    (Initial Class)
Fidelity-Registered Trademark- VIP High Income
Portfolio
    (Initial Class)
Fidelity-Registered Trademark- VIP Index 500 Portfolio
    (Initial Class)
Janus Aspen Aggressive Growth Portfolio
    (Institutional Shares)
Janus Aspen Growth Portfolio
    (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
    (Institutional Shares)
MFS-Registered Trademark- Total Return Series (Initial
Class)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
[END SIDE NOTE]

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

You may participate in this contract if you are an eligible employee participating in the State
University of New York (SUNY) defined contribution retirement plan or any predecessor SUNY plan under section 403(b) of the Tax Code.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION You may obtain the
May 1, 2002, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-677-4636.
You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public
Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling
1-202-942-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov or by writing to SEC Public
Reference Room, 450 Fifth Street, N.W., Washington,
D.C. 20549. The SAI table

--------------------------------------------------
(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix
    III--Fund Descriptions on page 42 for a complete list of former and current fund names.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

                                    of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW.........................................           4
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order (sidebar)
  Contract Phases: Accumulation Phase, Income Phase
FEE TABLE...................................................           7
CONDENSED FINANCIAL INFORMATION.............................          11
INVESTMENT OPTIONS..........................................          11
TRANSFERS...................................................          13
CONTRACT PURCHASE OR PARTICIPATION..........................          14
CONTRACT OWNERSHIP AND RIGHTS...............................          16
RIGHT TO CANCEL.............................................          16
FEES........................................................          17
YOUR ACCOUNT VALUE..........................................          19
WITHDRAWALS.................................................          21
SYSTEMATIC DISTRIBUTION OPTIONS.............................          22
DEATH BENEFIT...............................................          23
THE INCOME PHASE............................................          24
TAXATION....................................................          28
OTHER TOPICS................................................          32
The Company - Variable Annuity Account C - Performance Reporting -
Voting Rights - Contract Distribution - ContractModification - Legal
Matters and Proceedings - Payment Delay or Suspension - Intent to
Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........          37
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT................          38
APPENDIX II - FIXED PLUS ACCOUNT............................          40
APPENDIX III - FUND DESCRIPTIONS............................          42
APPENDIX IV - CONDENSED FINANCIAL INFORMATION...............          49

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call the Company through:
Service Center
P.O. Box 12894
Albany, New York 12212-2894
(1-800-677-4636)
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Service Center to learn what information is required in order for the request to be in "good order."
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contracts. The contract holder is the trustee of a multiple employer trust approved by the Company to apply for and own the contracts as authorized by SUNY.

We, Us, Our (the Company): ING Life Insurance and Annuity Company. We issue the contract.

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN). A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 403(b), 401(a) and 414(h) plans. For a description, see "Taxation."

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

Under each contract, we establish an employee account and an employer account for you. You have a nonforfeitable right to the value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan. You may exercise certain rights under the contract as permitted by the plan. See "Contract Ownership and Rights."

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. Participants may cancel their purchase no later than 10 days after they receive the document evidencing their participation in the contract. See "Right To Cancel."

DEATH BENEFIT. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may, subject to the limits in the contract and certification from the plan administrator that you are eligible, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.
 4

SYSTEMATIC DISTRIBUTION OPTIONS. Subject to the terms of the plan, you may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE. (accumulating retirement benefits under your contract)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an employee account and employer account under each contract.
STEP 2: You direct us to invest
your account dollars in one or
more of the following
investment options:
a)  Fixed Interest
    Options: or
b)  Variable Investment
    Options. (The variable
    investment options are the
    subaccounts of Variable
    Annuity Account C. Each one
    invests in a specific
    mutual fund.)

STEP 3: The
subaccount(s) selected
purchases shares of its
corresponding fund.

                               Payments to Your Account
                                        Step 1
                       ING Life Insurance and Annuity Company
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT C
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B



II. THE INCOME PHASE. (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase payment option that provides a death benefit to your beneficiary(ies); or

-- Select fixed income phase payments or payments that vary based upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Fees Deducted from Investments in the Subaccounts
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

FEES DEDUCTED FROM THE ING VP MONEY MARKET PORTFOLIO SUBACCOUNT

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE...............       0.10%

ADMINISTRATIVE EXPENSE CHARGE...................       0.25%
                                                    --------

TOTAL SEPARATE ACCOUNT EXPENSES.................       0.35%
                                                    ========

FEES DEDUCTED FROM ALL OTHER ING FUND/PORTFOLIO SUBACCOUNTS

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE...............       0.75%

ADMINISTRATIVE EXPENSE CHARGE...................       0.25%
                                                    --------

TOTAL SEPARATE ACCOUNT EXPENSES.................       1.00%
                                                    ========

FEES DEDUCTED FROM NON-ING SUBACCOUNTS

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE...............       0.85%

ADMINISTRATIVE EXPENSE CHARGE...................       0.25%
                                                    --------

TOTAL SEPARATE ACCOUNT EXPENSES.................       1.10%
                                                    ========

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees (if applicable) and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.

                                                  FUND EXPENSE TABLE(1)
                                                                                                     FEES AND   TOTAL NET
                                                         MANAGEMENT                     TOTAL FUND   EXPENSES     FUND
                                                         (ADVISORY)   12B-1    OTHER      ANNUAL    WAIVED OR    ANNUAL
FUND NAME                                                   FEES       FEE    EXPENSES   EXPENSES   REIMBURSED  EXPENSES
---------                                                ----------  -------  --------  ----------  ----------  ---------
ING VP Ascent Portfolio (Class R Shares)(2)                  0.60%      --      0.14%       0.74%         --       0.74%
ING VP Balanced Portfolio, Inc. (Class R Shares)(2)          0.50%      --      0.09%       0.59%         --       0.59%
ING VP Bond Portfolio (Class R Shares)(2)                    0.40%      --      0.10%       0.50%         --       0.50%
ING VP Crossroads Portfolio (Class R Shares)(2)              0.60%      --      0.14%       0.74%       0.04%      0.70%
ING VP Growth and Income Portfolio (Class R Shares)(2)       0.50%      --      0.09%       0.59%         --       0.59%
ING VP Index Plus LargeCap Portfolio (Class R
  Shares)(2)                                                 0.35%      --      0.10%       0.45%         --       0.45%
ING VP Index Plus MidCap Portfolio (Class R Shares)(2)       0.40%      --      0.15%       0.55%         --       0.55%
ING VP Index Plus SmallCap Portfolio (Class R
  Shares)(2)                                                 0.40%      --      0.31%       0.71%       0.11%      0.60%
ING VP Legacy Portfolio (Class R Shares)(2)                  0.60%      --      0.16%       0.76%       0.11%      0.65%
ING VP Money Market Portfolio (Class R Shares)(2)            0.25%      --      0.09%       0.34%         --       0.34%
ING VP Value Opportunity Portfolio (Class R Shares)(2)       0.60%      --      0.11%       0.71%         --       0.71%
ING VP Emerging Markets Fund(3)                              0.85%      --      1.00%       1.85%         --       1.85%
ING VP Natural Resources Trust(3)                            1.00%      --      0.35%       1.35%         --       1.35%
ING MFS Capital Opportunities Portfolio (Initial Class)      0.65%      --      0.25%       0.90%         --       0.90%
ING MFS Emerging Equities Portfolio (Initial Class)          0.68%      --      0.13%       0.81%         --       0.81%
ING MFS Research Portfolio (Initial Class)                   0.70%      --      0.15%       0.85%         --       0.85%
ING Scudder International Growth Portfolio (Initial
  Class)                                                     0.80%      --      0.20%       1.00%         --       1.00%
ING T. Rowe Price Growth Equity Portfolio (Initial
  Class)                                                     0.60%      --      0.15%       0.75%         --       0.75%
Calvert Social Balanced Portfolio(4)                         0.70%      --      0.18%       0.88%         --       0.88%
Fidelity-Registered Trademark- VIP Asset Manager-SM-
  Portfolio (Initial Class)(5)                               0.53%      --      0.11%       0.64%         --       0.64%
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio (Initial
  Class)(5)                                                  0.58%      --      0.10%       0.68%         --       0.68%
Fidelity-Registered Trademark- VIP Equity-Income
  Portfolio (Initial Class)(5)                               0.48%      --      0.10%       0.58%         --       0.58%
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)(5)                               0.58%      --      0.13%       0.71%         --       0.71%
Fidelity-Registered Trademark- VIP Index 500 Portfolio
  (Initial Class)(6)                                         0.24%      --      0.11%       0.35%         --       0.35%
Janus Aspen Aggressive Growth Portfolio (Institutional
  Shares)(7)                                                 0.65%      --      0.02%       0.67%         --       0.67%
Janus Aspen Growth Portfolio (Institutional Shares)(7)       0.65%      --      0.01%       0.66%         --       0.66%
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)(7)                                                 0.65%      --      0.04%       0.69%         --       0.69%
MFS-Registered Trademark- Total Return Series (Initial
  Class)(8)                                                  0.75%      --      0.14%       0.89%         --       0.89%
Oppenheimer Global Securities Fund/VA                        0.64%      --      0.06%       0.70%         --       0.70%
Oppenheimer Strategic Bond Fund/VA(9)                        0.74%      --      0.05%       0.79%         --       0.79%

 8

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Emerging Markets Fund and Natural Resources Trust, the expense limits will continue through at least July 26, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

(4) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

(7) All expenses are shown without the effect of any expense offset arrangements.

(8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.88% for the series.

(9) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 0.10% on an annual basis for the ING VP Money Market Portfolio subaccount, 0.75% on an annual basis for all other ING Fund/Portfolio subaccounts and 0.85% on an annual basis for all Non-ING subaccounts. We also deducted an administrative expense charge of 0.25% on an annual basis, from all subaccounts. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.
 -- They should not be considered a representation       WHETHER OR NOT YOU WITHDRAW OR IF YOU SELECT AN INCOME PHASE
    of past or future expenses or expected returns.      PAYMENT OPTION AT THE END OF THE PERIODS SHOWN, YOU WOULD
 -- Actual expenses and/or returns may be more or        PAY THE FOLLOWING FEES:
    less than those shown in these examples.

                                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                         ------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)                  $18      $55     $ 94      $205
ING VP Balanced Portfolio, Inc. (Class R Shares)          $16      $50     $ 87      $189
ING VP Bond Portfolio (Class R Shares)                    $15      $47     $ 82      $179
ING VP Crossroads Portfolio (Class R Shares)              $17      $54     $ 92      $201
ING VP Growth and Income Portfolio (Class R Shares)       $16      $50     $ 87      $189
ING VP Index Plus LargeCap Portfolio (Class R Shares)     $15      $46     $ 79      $174
ING VP Index Plus MidCap Portfolio (Class R Shares)       $16      $49     $ 84      $185
ING VP Index Plus SmallCap Portfolio (Class R Shares)     $16      $50     $ 87      $190
ING VP Legacy Portfolio (Class R Shares)                  $17      $52     $ 90      $195
ING VP Money Market Portfolio (Class R Shares)            $ 7      $22     $ 38      $ 86
ING VP Value Opportunity Portfolio (Class R Shares)       $17      $54     $ 93      $202
ING VP Emerging Markets Fund                              $29      $88     $150      $318
ING VP Natural Resources Trust                            $24      $73     $126      $269
ING MFS Capital Opportunities Portfolio (Initial Class)   $19      $60     $103      $222
ING MFS Emerging Equities Portfolio (Initial Class)       $18      $57     $ 98      $213
ING MFS Research Portfolio (Initial Class)                $19      $58     $100      $217
ING Scudder International Growth Portfolio (Initial
  Class)                                                  $20      $63     $108      $233
ING T. Rowe Price Growth Equity Portfolio (Initial
  Class)                                                  $18      $55     $ 95      $206
Calvert Social Balanced Portfolio                         $20      $62     $107      $231
Fidelity-Registered Trademark- VIP Asset Manager(SM)
  Portfolio (Initial Class)                               $18      $55     $ 94      $205
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio (Initial
  Class)                                                  $18      $56     $ 96      $209
Fidelity-Registered Trademark- VIP Equity-Income
  Portfolio (Initial Class)                               $17      $53     $ 91      $199
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)                               $18      $57     $ 98      $213
Fidelity-Registered Trademark- VIP Index 500 Portfolio
  (Initial Class)                                         $15      $46     $ 79      $174
Janus Aspen Aggressive Growth Portfolio (Institutional
  Shares)                                                 $18      $56     $ 96      $208
Janus Aspen Growth Portfolio (Institutional Shares)       $18      $55     $ 95      $207
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)                                                 $18      $56     $ 97      $211
MFS-Registered Trademark- Total Return Series (Initial
  Class)                                                  $20      $62     $107      $232
Oppenheimer Global Securities Fund/VA                     $18      $57     $ 97      $212
Oppenheimer Strategic Bond Fund/VA                        $19      $59     $102      $221

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix
   III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from the Service Center at the address and phone number listed in "Contract Overview--Questions", by accessing the SEC's website, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your ING representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase.

Each subaccount, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company

-- Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share values to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and during the income phase, you may transfer among variable investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center. You may make up to twelve transfers per calendar year among available variable investment options.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from ING VP Money Market Portfolio to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix
II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to participants in the Asset Rebalancing Program.

THE ASSET REBALANCING PROGRAM. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. If elected, account values invested in the subaccounts (excluding the ING GET Fund subaccount) will be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account will not be rebalanced. To elect to participate in the Asset Rebalancing Program, contact the Service Center. This program is not available to participants in the Dollar Cost Averaging Program.

CONTRACT PURCHASE OR PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group flexible premium deferred variable annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b), 401(a) and 414(h). They are designed to fund the State University of New York (SUNY) defined contribution retirement plan (the SUNY Plan), and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code.

There are two group deferred variable annuity contracts:

1) The rollover contracts, for transferred assets from the predecessor
   Section 403(b) optional retirement program; and
2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to the Service Center. (See "Contract Overview-- Questions.") If your enrollment is accepted, we establish an employee account and an employer account for each participant.

-- Under the rollover contract, we will allocate purchase payments attributable to transfers of after-tax employee contributions made to a predecessor 403(b) plan to the employee account, and purchase payments attributable to a transfer of employer contributions made under the same plan to the employer account.

-- Under the modal contract, we will allocate funds attributable to Code section
   414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section
   401(a) contributions from another investment provider to an employer account.

ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment forms within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying purchase payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments among the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4. Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? We issue the contract to a trustee of a multiple employer trust that has applied for and owns the contract as authorized by SUNY and the Company.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? You have a nonforfeitable value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You may select the investment options to be used for allocations to your employee account and employer account. You may elect an income phase payment if the plan administrator certifies that you are eligible for a distribution and that the form of annuity is permitted under the terms of the plan.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your purchase within ten days after receiving the document evidencing your interest by returning it to the Service Center along with a written notice of cancellation.

REFUNDS. We will produce a refund to you not later than seven days after we receive the document evidencing your interest and the written notice of cancellation at the Service Center. The refund will equal the dollars contributed to your accounts plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. No market value adjustment will be applied to any amounts you contributed to the Guaranteed Accumulation Account.

[SIDE NOTE]
TYPES OF FEES
There are two types of fees your account may incur:
-- Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fees Deducted by the Funds
   - Investment Advisory Fees
   - Other Expenses
   - 12b-1 Fees
-- Fund Expenses
-- Premium and Other Taxes
-- Charges for ING GET Fund
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. The mortality and expense risk charge during the accumulation phase is the following percentage on an annual basis of your account value invested in the subaccounts.

         ING VP Money Market Portfolio............       0.10%
         All Other ING Fund/Portfolio
           subaccounts............................       0.75%
         Non-ING subaccounts......................       0.85%

During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of your account value invested in the subaccounts.

WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. We deduct this fee during the accumulation phase and the income phase. See also "The Income Phase--Charges Deducted."

PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

AMOUNT. 0.25% on an annual basis from your account value invested in the funds.

WHEN/HOW. We deduct this fee daily during the accumulation phase from your account value held in the subaccounts corresponding to the funds you select. We do not currently deduct this fee during the income phase, although we reserve the right to do so. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives additional compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payments(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; less

-- Deductions, if any, from the fixed interest options (e.g., withdrawals, fees); plus

-- The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus;

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

-- Divided by the total value of the subaccount units at the preceding valuation;

-- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

STEP 1: You make an initial
contribution of $5000.

STEP 2:

A. You direct us to invest $3,000 in
   Fund A. The purchase payment
   purchases 300 accumulation units of
   Subaccount A ($3,000 divided
   by the current $10 AUV).

B. You direct us to invest $2,000 in
   Fund B. The purchase payment
   purchases 80 accumulation units of
   Subaccount B ($2,000 divided by the
   current $25 AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value
(net asset value or NAV).

                            $5,000 contribution
                                   STEP 1
                  ING Life Insurance and Annuity Company
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT C
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B



The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Market Value Adjustment (see Appendix I)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply, refer to the appropriate sections of this prospectus, contact your ING representative or call the Service Center at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, you may withdraw all or a portion of your account value at any time during the accumulation phase. Your plan administrator must certify that you are eligible, both as to the timing and form of distribution.

STEPS FOR MAKING A WITHDRAWAL. You must:

-- Select the withdrawal amount.

   1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) plus the amount available for withdrawal from the Fixed Plus Account.

   2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amounts available from the Fixed Plus Account may be limited.
       For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix II.

-- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-- Properly complete a disbursement form and submit it to the Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Service Center, or (2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Service Center.

REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. In addition, for the employer account and certain employee accounts, the contract holder must provide written certification that the distribution is in accordance with the terms of the plan. To determine what systematic distribution options are available, check with the Company at the Service Center.

The systematic distribution options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

-- LEO--LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. (See "Taxation.")

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.
   Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement, and pay you that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Company at the Service Center.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other systematic distribution option be elected unless the Tax Code permits it.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "The Income Phase.") [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at the Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options.
   See "The Income Phase--Payment Options"; or

-- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option. See "Systematic Distribution Options."

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

The contracts provide a guaranteed death benefit if the beneficiary elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals or income phase payments made from your account.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available variable investment options. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, for amounts held in the Fixed Plus Account during the accumulation phase, income phase payments may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview--Questions."

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:

                        Customer Service Settlements 5906
                        ING U.S. Financial Services
                        P.O. Box 2883
                        Hartford, CT 06101-8785

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as
                           otherwise specified in the contract.
Life Income--              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Guaranteed Payments        dies before we have made all the guaranteed payments, we
                           will pay the beneficiary a lump sum (unless otherwise
                           requested) equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (A) This option allows a choice of 100%, 66 2/3% or 50% of
Life Income--Two           the payment to continue to the surviving annuitant after the
Lives                      first death; or
                           (B) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: Payments end after the deaths of both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months, or as otherwise specified in the contract.
Life Income--Two           CONTINUING PAYMENTS: 100% of the payment will continue to
Lives--Guaranteed          the surviving annuitant after the first death.
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                           annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless
                           otherwise requested) equal to the present value of the
                           remaining guaranteed payments.
---------------------------------------------------------------------------------------
Life Income--Cash          LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option--            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
fixed payment only         annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less
                           any premium tax) and less the total amount of fixed income payments paid.
---------------------------------------------------------------------------------------
Life Income--Two           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash                CONTINUING PAYMENT: 100% of the payment to continue after
Refund Option--            the first death.
fixed payment only         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
                           annuitants die, we will pay a lump- sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income
                           payments paid.
---------------------------------------------------------------------------------------

                                               Table continued --

Income phase payment options continued

---------------------------------------------------------------------------------------
                       NONLIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments generally may be fixed or
                           variable and may be made for 3-30 years. However, for
                           amounts held in the Fixed Plus Account during the
                           accumulation phase, the payment must be on a fixed basis and must be for 6-30 years. In certain cases a lump-sum payment
Nonlifetime--              may be requested at any time (see below).
Guaranteed                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Payments                   dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5%
assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- The Contract
-- Withdrawals and other Distributions
   - Taxation of Distributions
   - 10% Penalty Tax
-- Withholding for Federal Income Tax Liability
-- Minimum Distribution Requirements
-- Assignment or Transfer of Contracts
-- Exclusion From Gross Income
-- Rules Specific to Certain Plans
-- Restrictions on Distributions
-- Taxation of Gains Prior to Distribution
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.

THE CONTRACT

The contracts are designed to provide retirement benefits to participants under the SUNY Plan. Payments made under Tax Code sections 401(a), 414(h) and
403(b) are permitted under the contracts. SUNY and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. The tax rules vary according to plan type and the terms and conditions of the plan.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from a 401(a) or a 403(b) plan are taxed as received unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion of the distribution may be excluded from gross income according to the rules detailed in the Tax Code.

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred:
(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another eligible plan or to an IRA in accordance with the Tax Code;
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary and you have had a separation from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a designated beneficiary may elect not to have tax withheld from certain distributions.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: If you die September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL DESIGNATED BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME

In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

              $12,000 in 2003;
              $13,000 in 2004;
              $14,000 in 2005;
              $15,000 in 2006.
 30

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or

(b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up contribution may be available. For advice on using the catch-up contribution provisions, please consult with your tax advisor.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the limits set by the Tax Code.

RULES SPECIFIC TO CERTAIN PLANS

401(A) PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

414(H) PLANS. Under Tax Code section 414(h), where a governmental employer "picks up" plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The 414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.

RESTRICTIONS ON DISTRIBUTIONS

The SUNY Plan permitted only employee after-tax and employer contributions to the 403(b) plan. The Tax Code imposes no restrictions on distribution of employee after-tax contributions or employer contributions.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 414(h) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" earlier in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except that we may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 4% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

TRANSFER OF OWNERSHIP; ASSIGNMENT. No assignment of a contract will be binding on us unless made in writing and sent to us at the Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee of record.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted;

(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets;

(c) during any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Service Center at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus; or

-- Tax Penalties and/or Tax withholding--see "Taxation".

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general, we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available under the contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the Service Center. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.

FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, loans, transfers or income phase payments made during the past 12 months;

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-- Your death before income phase payments have begun;

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments;

-- Your account value in the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan provided no withdrawals, transfers or income phase payments have been made from your account within the past 12 months; or

-- When the account value is $4,000 or less and paid to you in a lump sum.

ALTERNATIVE PAYMENT OF FIXED PLUS ACCOUNT VALUES. As an alternative to the payment of Fixed Plus Account values in five annual payments, the contract holder may instead elect an alternative method of payment.

Under the alternative method of payment, within 60 days of the proposed withdrawal date, the contract holder must notify the Company that it intends to surrender the entire contract. Within 30 days after receiving that notice, the Company will tell the contract holder the specific period and interest rate that would apply to a complete surrender of the contract in level, annual payments for a period of up to ten years. Under that payment method, the Company may reduce the interest rate credited to the Fixed Plus Account up to 1.5% from the interest rate being credited upon the date of withdrawal, and the interest rate would remain constant throughout the payment period.

When the contract holder receives the specific information from the Company about the alternative method of payment, the contract holder must irrevocably elect in writing to use either the alternative method of payment, or the payment of Fixed Plus Account values in five annual payments.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Service Center. The 20% limit is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income phase payment options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                            FORMER FUND NAME
  ING Generation Portfolios, Inc.--ING VP Ascent Portfolio     Aetna Generation Portfolios, Inc.--Aetna Ascent VP
    (Class R Shares)
  ING VP Balanced Portfolio, Inc. (Class R Shares)             Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)                       Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc.--ING VP Crossroads           Aetna Generation Portfolios, Inc.--Aetna Crossroads VP
    Portfolio (Class R Shares)
  ING Variable Funds--ING VP Growth and Income Portfolio       Aetna Variable Fund d/b/a Aetna Growth and Income VP
    (Class R Shares)
  ING Variable Portfolios, Inc.--ING VP Index Plus LargeCap    Aetna Variable Portfolios, Inc.--Aetna Index Plus Large
    Portfolio (Class R Shares)                                 Cap VP
  ING Variable Portfolios, Inc.--ING VP Index Plus MidCap      Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap
    Portfolio (Class R Shares)                                 VP
  ING Variable Portfolios, Inc.--ING VP Index Plus SmallCap    Aetna Variable Portfolios, Inc.--Aetna Index Plus Small
    Portfolio (Class R Shares)                                 Cap VP
  ING Generation Portfolios, Inc.--ING VP Legacy Portfolio     Aetna Generation Portfolios, Inc.--Aetna Legacy VP
    (Class R Shares)
  ING VP Money Market Portfolio (Class R Shares)               Aetna Variable Encore Fund d/b/a Aetna Money Market VP
  ING Variable Portfolios, Inc.--ING VP Value Opportunity      Aetna Variable Portfolios, Inc.--Aetna Value Opportunity
    Portfolio (Class R Shares)                                 VP
  ING VP Emerging Markets Fund                                 Pilgrim Emerging Markets Fund, Inc.
  ING VP Natural Resources Trust                               Pilgrim Natural Resources Trust
  ING Partners, Inc.--ING MFS Capital Opportunities            Portfolio Partners, Inc. (PPI) MFS Capital Opportunities
    Portfolio (Initial Class)                                  Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Emerging Equities Portfolio      Portfolio Partners, Inc. (PPI) MFS Emerging Equities
    (Initial Class)                                            Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Research Portfolio (Initial      Portfolio Partners, Inc. (PPI) MFS Research Growth
    Class)                                                     Portfolio (Initial Class)
  ING Partners, Inc.--ING Scudder International Growth         Portfolio Partners, Inc. (PPI) Scudder International
    Portfolio (Initial Class)                                  Growth Portfolio (Initial Class)
  ING Partners, Inc.--ING T. Rowe Price Growth Equity          Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
    Portfolio (Initial Class)                                  Equity Portfolio (Initial Class)

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC.--      ING Investments, LLC      Seeks to provide capital appreciation. Managed for
    ING VP ASCENT PORTFOLIO (formerly    Subadviser: Aeltus        investors seeking capital appreciation who generally
    Aetna Generation                     Investment                have an investment horizon exceeding 15 years and who
    Portfolios, Inc.--Aetna Ascent       Management, Inc.          have a high level of risk tolerance. Under normal
    VP)                                  (Aeltus)                  market conditions, allocates assets among several
    (CLASS R SHARES)                                               classes of equities, fixed-income securities (including
                                                                   up to 15% of total assets in high-yield instruments)
                                                                   and money market instruments. The benchmark portfolio
                                                                   is 80% equities and 20% fixed-income under neutral
                                                                   market conditions.
  ING VP BALANCED PORTFOLIO, INC.        ING Investments, LLC      Seeks to maximize investment return, consistent with
    (formerly Aetna Balanced             Subadviser: Aeltus        reasonable safety of principal, by investing in a
    VP, Inc.)                            Investment                diversified portfolio of one or more of the following
    (CLASS R SHARES)                     Management, Inc.          asset classes: stocks, bonds and cash equivalents,
                                         (Aeltus)                  based on the judgment of the Fund's management, of
                                                                   which of those sectors or mix thereof offers the best
                                                                   investment prospects. Typically, maintains
                                                                   approximately 60% of total assets in equities and
                                                                   approximately 40% of total assets in debt (including
                                                                   money market instruments).
  ING VP BOND PORTFOLIO (formerly        ING Investments, LLC      Seeks to maximize total return as is consistent with
    Aetna Income Shares d/b/a Aetna      Subadviser: Aeltus        reasonable risk, through investment in a diversified
    Bond VP)                             Investment                portfolio consisting of debt securities. Under normal
    (CLASS R SHARES)                     Management, Inc.          market conditions, invests at least 80% of net assets
                                         (Aeltus)                  in high-grade corporate bonds, mortgage-related and
                                                                   other asset-backed securities, and securities issued or
                                                                   guaranteed by the U.S. Government, its agencies or
                                                                   instrumentalities.
  ING GENERATION PORTFOLIOS, INC.--      ING Investments, LLC      Seeks to provide total return (i.e., income and capital
    ING VP CROSSROADS PORTFOLIO          Subadviser: Aeltus        appreciation, both realized and unrealized). Managed
    (formerly Aetna Generation           Investment                for investors seeking a balance between income and
    Portfolios, Inc.--Aetna              Management, Inc.          capital appreciation who generally have an investment
    Crossroads VP)                       (Aeltus)                  horizon exceeding ten years and who have a moderate
    (CLASS R SHARES)                                               level of risk tolerance. Under normal market
                                                                   conditions, allocates assets among several classes of
                                                                   equities, fixed-income securities (including up to 15%
                                                                   of total assets in high-yield instruments) and money
                                                                   market instruments. The benchmark portfolio is 60%
                                                                   equities and 40% fixed-income under neutral market
                                                                   conditions.

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  ING VARIABLE FUNDS--ING VP GROWTH      ING Investments, LLC      Seeks to maximize total return through investments in a
    AND INCOME PORTFOLIO (formerly       Subadviser: Aeltus        diversified portfolio of common stocks and securities
    Aetna Variable Fund d/b/a Aetna      Investment                convertible into common stock. Under normal market
    Growth and Income VP)                Management, Inc.          conditions, invests at least 65% of total assets in
    (CLASS R SHARES)                     (Aeltus)                  common stocks that Aeltus (the Portfolio's subadviser)
                                                                   believes have significant potential for capital
                                                                   appreciation or income growth or both.
  ING VARIABLE PORTFOLIOS, INC.--ING     ING Investments, LLC      Seeks to outperform the total return performance of the
    VP INDEX PLUS LARGECAP PORTFOLIO     Subadviser: Aeltus        Standard & Poor's 500 Composite Index (S&P 500), while
    (formerly Aetna Variable             Investment                maintaining a market level of risk. Invests at least
    Portfolios, Inc.--Aetna Index        Management, Inc.          80% of net assets in stocks included in the S&P 500.
    Plus Large Cap VP)                   (Aeltus)                  The S&P 500 is a stock market index comprised of common
    (CLASS R SHARES)                                               stocks of 500 of the largest companies traded in the
                                                                   U.S. and selected by Standard & Poor's Corporation.
  ING VARIABLE PORTFOLIOS, INC.--ING     ING Investments, LLC      Seeks to outperform the total return performance of the
    VP INDEX PLUS MIDCAP PORTFOLIO       Subadviser: Aeltus        Standard & Poor's MidCap 400 Index (S&P 400), while
    (formerly Aetna Variable             Investment                maintaining a market level of risk. Invests at least
    Portfolios, Inc.--Aetna Index        Management, Inc.          80% of net assets in stocks included in the S&P 400.
    Plus Mid Cap VP)                     (Aeltus)                  The S&P 400 is a stock market index comprised of common
    (CLASS R SHARES)                                               stocks of 400 mid- capitalization companies traded in
                                                                   the U.S. and selected by Standard & Poor's Corporation.
  ING VARIABLE PORTFOLIOS, INC.--ING     ING Investments, LLC      Seeks to outperform the total return performance of the
    VP INDEX PLUS SMALLCAP PORTFOLIO     Subadviser: Aeltus        Standard and Poor's SmallCap 600 Index (S&P 600), while
    (formerly Aetna Variable             Investment                maintaining a market level of risk. Invests at least
    Portfolios, Inc.--Aetna Index        Management, Inc.          80% of net assets in stocks included in the S&P 600.
    Plus Small Cap VP)                   (Aeltus)                  The S&P 600 is a stock market index comprised of common
    (CLASS R SHARES)                                               stocks of 600 small-capitalization companies traded in
                                                                   the U.S. and selected by Standard & Poor's Corporation.
  ING GENERATION PORTFOLIOS, INC.--      ING Investments, LLC      Seeks to provide total return consistent with
    ING VP LEGACY PORTFOLIO (formerly    Subadviser: Aeltus        preservation of capital. Managed for investors
    Aetna Generation                     Investment                primarily seeking total return consistent with capital
    Portfolios, Inc.--Aetna Legacy       Management, Inc.          preservation who generally have an investment horizon
    VP)                                  (Aeltus)                  exceeding five years and who have a low level of risk
    (CLASS R SHARES)                                               tolerance. Under normal market conditions, allocates
                                                                   assets among several classes of equities, fixed-income
                                                                   securities (including up to 15% of total assets in
                                                                   high-yield instruments) and money market instruments.
                                                                   The benchmark portfolio is 40% equities and 60%
                                                                   fixed-income under neutral market conditions.
  ING VP MONEY MARKET PORTFOLIO          ING Investments, LLC      Seeks to provide high current return, consistent with
    (formerly Aetna Variable Encore      Subadviser: Aeltus        preservation of capital and liquidity, through
    Fund d/b/a Aetna Money Market VP)    Investment                investment in high-quality money market instruments.
    (CLASS R SHARES)                     Management, Inc.          Invests in a diversified portfolio of high-quality
                                         (Aeltus)                  fixed income securities denominated in U.S. dollars,
                                                                   with short remaining maturities.
  ING VARIABLE PORTFOLIOS, INC.--ING     ING Investments, LLC      Seeks growth of capital primarily through investment in
    VP VALUE OPPORTUNITY PORTFOLIO       Subadviser: Aeltus        a diversified portfolio of common stocks and securities
    (formerly Aetna Variable             Investment                convertible into common stock. Under normal market
    Portfolios, Inc.--Aetna Value        Management, Inc.          conditions, invests at least 65% of total assets in
    Opportunity VP)                      (Aeltus)                  common stocks and securities convertible into common
    (CLASS R SHARES)                                               stock.

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  ING VP EMERGING MARKETS FUND           ING Investments, LLC      Seeks long-term growth of capital primarily through
    (formerly Pilgrim Emerging           (ING Investments)         investment in equity securities and equity equivalents
    Markets Fund, Inc.)                  (formerly ING Pilgrim     of emerging market companies. Normally invests at least
                                         Investments, LLC)         80% of its assets in securities of issuers located in
                                                                   at least three countries which generally are considered
                                                                   to be emerging market countries by the international
                                                                   financial community. May invest up to 20% of its assets
                                                                   in securities of U.S. and other developed market
                                                                   issuers, including investment-grade debt securities of
                                                                   U.S. issuers. Under normal conditions, invests at least
                                                                   75% of total assets in common and preferred stocks,
                                                                   warrants and convertible securities. May also lend
                                                                   portfolio securities, up to 33 1/3% of total assets.
  ING VP NATURAL RESOURCES TRUST         ING Investments, LLC      A NONDIVERSIFIED Portfolio that seeks long-term growth
    (formerly Pilgrim Natural            (ING Investments)         of capital primarily through investment in common
    Resources Trust)                     (formerly ING Pilgrim     stocks of companies that own or develop natural
                                         Investments, LLC)         resources and other basic commodities, or supply goods
                                                                   and services to such companies. Current income will not
                                                                   be a factor. Total return will consist primarily of
                                                                   capital appreciation. Normally invests at least 80% of
                                                                   assets in companies with substantial natural resource
                                                                   assets. May also lend portfolio securities, up to
                                                                   33 1/3% of its total assets.

  ING PARTNERS, INC.--ING MFS CAPITAL    ING Life Insurance and    Seeks capital appreciation. Invests primarily (at least
    OPPORTUNITIES PORTFOLIO (formerly    Annuity Company           65% of net assets) in common stocks and related
    Portfolio Partners, Inc. (PPI)       (formerly Aetna Life      securities, such as preferred stocks, convertible
    MFS Capital Opportunities            Insurance and Annuity     securities and depositary receipts.
    Portfolio)                           Company)
    (INITIAL CLASS)                      Subadviser:
                                         Massachusetts
                                         Financial Services
                                         Company
  ING PARTNERS, INC.--ING MFS            ING Life Insurance and    Seeks long-term growth of capital. Invests primarily
    EMERGING EQUITIES PORTFOLIO          Annuity Company           (at least 80% of net assets under normal circumstances)
    (formerly Portfolio                  (formerly Aetna Life      in common stocks and related securities, such as
    Partners, Inc. (PPI) MFS             Insurance and Annuity     preferred stocks, convertible securities and depositary
    Emerging Equities Portfolio)         Company)                  receipts, of emerging growth companies.
    (INITIAL CLASS)                      Subadviser:
                                         Massachusetts
                                         Financial Services
                                         Company

  ING PARTNERS, INC.--ING MFS            ING Life Insurance and    Seeks long-term growth of capital and future income.
    RESEARCH PORTFOLIO (formerly         Annuity Company           Invests primarily (at least 80% of total assets) in
    Portfolio Partners, Inc. (PPI)       (formerly Aetna Life      common stocks and related securities, such as preferred
    MFS Research Growth Portfolio)       Insurance and Annuity     stocks, convertible securities and depositary receipts.
    (INITIAL CLASS)                      Company)
                                         Subadviser:
                                         Massachusetts
                                         Financial Services
                                         Company

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  ING PARTNERS, INC.--ING SCUDDER        ING Life Insurance and    Seeks long-term growth of capital. Invests primarily
    INTERNATIONAL GROWTH PORTFOLIO       Annuity Company           (at least 65% of total assets) in the equity securities
    (formerly Portfolio                  (formerly Aetna Life      of foreign companies that the subadviser believes have
    Partners, Inc. (PPI) Scudder         Insurance and Annuity     high growth potential. Will normally invest in
    International Growth Portfolio)      Company)                  securities of at least three different countries other
    (INITIAL CLASS)                      Subadviser: Deutsche      than the U.S. and will invest in securities in both
                                         Investment Management     developed and developing markets.
                                         Americas Inc.
                                         (Deutsche)
  ING PARTNERS, INC.--ING T. ROWE        ING Life Insurance and    Seeks long-term capital growth, and secondarily,
    PRICE GROWTH EQUITY PORTFOLIO        Annuity Company           increasing dividend income. Invests primarily (at least
    (formerly Portfolio                  (formerly Aetna Life      80% of net assets under normal circumstances) in common
    Partners, Inc. (PPI) T. Rowe         Insurance and Annuity     stocks. Concentrates its investments in growth
    Price Growth Equity Portfolio)       Company)                  companies. Investments in foreign securities are
    (INITIAL CLASS)                      Subadviser: T. Rowe       limited to 30% of total assets.
                                         Price
                                         Associates, Inc.
  CALVERT VARIABLE                       Calvert Asset             Seeks to achieve a competitive total return through an
    SERIES, INC.--CALVERT SOCIAL         Management                actively managed NONDIVERSIFIED portfolio of stocks,
    BALANCED PORTFOLIO                   Company, Inc.             bonds and money market instruments which offer income
                                         Subadviser: NCM           and capital growth opportunity and which satisfy the
                                         Capital Management        investment and social criteria for the Portfolio.
                                         Group, Inc.               Typically invests about 60% of its assets in stocks and
                                                                   40% in bonds or other fixed-income investments. Stock
                                                                   investments are primarily common stock in large-cap
                                                                   companies, while the fixed-income investments are
                                                                   primarily a wide variety of investment grade bonds.
  FIDELITY-REGISTERED TRADEMARK-         Fidelity Management &     Seeks to obtain high total return with reduced risk
    VARIABLE INSURANCE                   Research Company          over the long term by allocating its assets among
    PRODUCTS--FIDELITY-REGISTERED        Subadvisers: Fidelity     stocks, bonds and short-term instruments. Assets are
    TRADEMARK- VIP ASSET MANAGER(SM)     Management & Research     allocated among stocks, bonds, and short-term and money
    PORTFOLIO                            (U.K.) Inc.; Fidelity     market instruments, maintaining a neutral mix over time
    (INITIAL CLASS)                      Management & Research     of 50% of assets in stocks, 40% of assets in bonds, and
                                         (Far East) Inc.;          10% of assets in short-term and money market
                                         Fidelity Investments      instruments.
                                         Japan Limited;
                                         Fidelity Investments
                                         Money
                                         Management, Inc.; FMR
                                         Co., Inc.
  FIDELITY-REGISTERED TRADEMARK-         Fidelity Management &     Seeks long-term capital appreciation. Normally invests
    VARIABLE INSURANCE                   Research Company          primarily in common stocks of companies whose value the
    PRODUCTS--FIDELITY-REGISTERED        Subadvisers: Fidelity     Portfolio's investment adviser believes is not fully
    TRADEMARK- VIP                       Management & Research     recognized by the public.
    CONTRAFUND-REGISTERED TRADEMARK-     (U.K.) Inc.; Fidelity
    PORTFOLIO                            Management & Research
    (INITIAL CLASS)                      (Far East) Inc.;
                                         Fidelity Investments
                                         Japan Limited; FMR
                                         Co., Inc.

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  FIDELITY-REGISTERED TRADEMARK-         Fidelity Management &     Seeks reasonable income. Also considers the potential
    VARIABLE INSURANCE                   Research Company          for capital appreciation. Seeks to achieve a yield
    PRODUCTS--FIDELITY-REGISTERED        Subadviser: FMR           which exceeds the composite yield on the securities
    TRADEMARK- VIP EQUITY-INCOME         Co., Inc.                 comprising the Standard & Poor's 500 Index. Normally
    PORTFOLIO                                                      invests at least 80% of total assets in
    (INITIAL CLASS)                                                income-producing equity securities, which tends to lead
                                                                   to investments in large cap "value" stocks.
  FIDELITY-REGISTERED TRADEMARK-         Fidelity Management &     Seeks a high level of current income while also
    VARIABLE INSURANCE                   Research Company          considering growth of capital. Normally invests
    PRODUCTS--FIDELITY-REGISTERED        Subadvisers: Fidelity     primarily in income- producing debt securities,
    TRADEMARK- VIP HIGH INCOME           Management & Research     preferred stocks and convertible securities, with an
    PORTFOLIO                            (U.K.) Inc.; Fidelity     emphasis on lower-quality debt securities.
    (INITIAL CLASS)                      Management & Research
                                         (Far East) Inc.;
                                         Fidelity Investments
                                         Japan Limited; FMR
                                         Co., Inc.
  FIDELITY-REGISTERED                    Fidelity Management &     Seeks investment results that correspond to the total
    TRADEMARK-VARIABLE INSURANCE         Research Company          return of common stocks publicly traded in the United
    PRODUCTS--FIDELITY-REGISTERED        Subadviser: Deutsche      States, as represented by the Standard & Poor's 500
    TRADEMARK- VIP INDEX 500             Asset                     Index (S&P 500). Normally invests at least 80% of
    PORTFOLIO                            Management, Inc.          assets in common stocks included in the S&P 500.
    (INITIAL CLASS)
  JANUS ASPEN SERIES--AGGRESSIVE         Janus Capital             A NONDIVERSIFIED Portfolio that seeks long-term growth
    GROWTH PORTFOLIO                                               of capital. Invests primarily in common stocks selected
    (INSTITUTIONAL SHARES)                                         for their growth potential and normally invests at
                                                                   least 50% of its equity assets in medium-sized
                                                                   companies. Medium-sized companies are those whose
                                                                   market capitalization falls within the range of
                                                                   companies in the Standard and Poor's (S&P) MidCap 400
                                                                   Index.
  JANUS ASPEN SERIES--GROWTH             Janus Capital             Seeks long-term growth of capital in a manner
    PORTFOLIO                                                      consistent with the preservation of capital. Invests
    (INSTITUTIONAL SHARES)                                         primarily in common stocks selected for their growth
                                                                   potential. Although it can invest in companies of any
                                                                   size, it generally invests in larger, more established
                                                                   companies.
  JANUS ASPEN SERIES--WORLDWIDE          Janus Capital             Seeks long-term growth of capital in a manner
    GROWTH PORTFOLIO                                               consistent with the preservation of capital. Invests
    (INSTITUTIONAL SHARES)                                         primarily in common stocks of companies of any size
                                                                   located throughout the world. Normally invests in
                                                                   issuers from at least five different countries,
                                                                   including the United States. May at times invest in
                                                                   fewer than five countries or even in a single country.
  MFS-REGISTERED TRADEMARK- VARIABLE     MFS Investment            Seeks mainly to provide above-average income (compared
    INSURANCE TRUST(SM)--                Management-Registered     to a portfolio invested entirely in equity securities)
    MFS-REGISTERED TRADEMARK- TOTAL      Trademark- (MFS)          consistent with the prudent employment of capital, and
    RETURN SERIES                                                  secondarily to provide a reasonable opportunity for
    (INITIAL CLASS)                                                growth of capital and income. Under normal market
                                                                   conditions, invests at least 40%, but not more than
                                                                   75%, of net assets in common stocks and related
                                                                   securities (referred to as equity securities) such as
                                                                   preferred stock; bonds, warrants or rights convertible
                                                                   into stock; and depositary receipts for those
                                                                   securities. Invests at least 25% of net assets in
                                                                   non-convertible fixed income securities.

                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                INVESTMENT OBJECTIVE
  OPPENHEIMER VARIABLE ACCOUNT           OppenheimerFunds, Inc.    Seeks long-term capital appreciation by investing a
    FUNDS--OPPENHEIMER GLOBAL                                      substantial portion of assets in securities of foreign
    SECURITIES FUND/VA                                             issuers, "growth-type" companies, cyclical industries
                                                                   and special situations that are considered to have
                                                                   appreciation possibilities. Invests mainly in common
                                                                   stocks and can also buy other equity securities,
                                                                   including preferred stocks and convertible securities
                                                                   in the U.S. and foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT           OppenheimerFunds, Inc.    Seeks a high level of current income principally
    FUNDS--OPPENHEIMER STRATEGIC BOND                              derived from interest on debt securities. Invests
    FUND/VA                                                        mainly in debt securities of issuers in three market
                                                                   sectors: foreign governments and companies, U.S.
                                                                   Government securities, and lower-grade high-yield
                                                                   securities of U.S. and foreign companies.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                         2001           2000           1999           1998           1997           1996
                                         ----           ----           ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning of period             $17.601        $17.940        $15.886        $15.422        $13.291(1)
Value at end of period                   $15.375        $17.601        $17.940        $15.886        $15.422
Number of accumulation units
 outstanding at end of period              3,336          7,811         33,852         21,430            380
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period             $31.429        $32.002        $28.524        $24.700        $20.419        $17.954
Value at end of period                   $29.731        $31.429        $32.002        $28.524        $24.700        $20.419
Number of accumulation units
 outstanding at end of period            143,093        163,952      2,155,445      2,294,877      2,160,305      2,716,641
ING VP BOND PORTFOLIO
Value at beginning of period             $58.190        $53.738        $54.819        $51.330        $47.992        $46.913
Value at end of period                   $62.490        $58.190        $53.738        $54.819        $51.330        $47.992
Number of accumulation units
 outstanding at end of period            232,374        155,538        867,416        994,987        959,336        835,724
ING VP CROSSROADS PORTFOLIO
Value at beginning of period             $16.322        $16.458        $15.120        $14.456        $12.577(1)
Value at end of period                   $14.991        $16.322        $16.458        $15.120        $14.456
Number of accumulation units
 outstanding at end of period              1,743          1,565         30,738         31,468            873
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period            $250.600       $284.994       $245.765       $217.359       $169.448       $137.869
Value at end of period                  $201.933       $250.600       $284.994       $245.765       $217.359       $169.448
Number of accumulation units
 outstanding at end of period             25,678         30,796      1,555,542      1,747,097      1,826,355      2,071,139
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period             $20.618        $23.044        $18.772        $14.444        $14.493(2)
Value at end of period                   $17.588        $20.618        $23.044        $18.772        $14.444
Number of accumulation units
 outstanding at end of period            971,498      1,114,270      2,748,955      1,302,825         17,771
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period             $15.357        $12.967        $11.338         $9.928(1)
Value at end of period                   $14.965        $15.357        $12.967        $11.338
Number of accumulation units
 outstanding at end of period            511,904        572,329         73,984         35,201
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period             $10.866        $10.019         $9.157        $10.193(1)
Value at end of period                   $10.989        $10.866        $10.019         $9.157
Number of accumulation units
 outstanding at end of period            263,320         54,967        118,433         81,388
ING VP LEGACY PORTFOLIO
Value at beginning of period             $14.862(1)     $15.070        $14.248        $13.491        $12.296(3)
Value at end of period                   $15.039        $15.597        $15.070        $14.248        $13.491
Number of accumulation units
 outstanding at end of period                626              0         46,462         95,526          2,279
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period             $46.754        $44.501        $42.883        $41.174        $39.528        $37.988
Value at end of period                   $47.990        $46.754        $44.501        $42.883        $41.174        $39.528
Number of accumulation units
 outstanding at end of period            459,088        264,427        845,679        564,537        455,502        597,656
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period             $15.536        $14.274        $12.088        $11.472(1)
Value at end of period                   $13.867        $15.536        $14.274        $12.088
Number of accumulation units
 outstanding at end of period            676,401        668,609         74,768         33,957

                                     1995            1994            1993            1992
                                     ----            ----            ----            ----
ING VP ASCENT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period         $14.270         $14.519         $13.379         $12.736
Value at end of period               $17.954         $14.270         $14.519         $13.379
Number of accumulation units
 outstanding at end of period      9,193,181      21,990,186      30,784,750      34,802,433
ING VP BOND PORTFOLIO
Value at beginning of period         $40.173         $42.283         $39.038         $36.789
Value at end of period               $46.913         $40.173         $42.283         $39.038
Number of accumulation units
 outstanding at end of period      2,377,622       5,108,720       8,210,666       8,507,292
ING VP CROSSROADS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $105.558        $107.925        $102.383         $97.165
Value at end of period              $137.869        $105.558        $107.925        $102.383
Number of accumulation units
 outstanding at end of period      6,364,000      13,966,072      21,148,863      24,201,565
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP LEGACY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period         $36.271         $35.282         $34.619         $33.812
Value at end of period               $37.988         $36.271         $35.282         $34.619
Number of accumulation units
 outstanding at end of period      1,836,260       3,679,802       5,086,515       7,534,662
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                         2001           2000           1999           1998           1997           1996
                                         ----           ----           ----           ----           ----           ----
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period             $28.827        $30.131        $27.186        $23.675        $19.965        $17.951
Value at end of period                   $26.492        $28.827        $30.131        $27.186        $23.675        $19.965
Number of accumulation units
 outstanding at end of period             67,387         68,715        880,319        917,567        929,282        898,279
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period             $20.561        $19.201        $18.285        $16.587        $13.110        $11.617
Value at end of period                   $19.298        $20.561        $19.201        $18.285        $16.587        $13.110
Number of accumulation units
 outstanding at end of period            745,163        396,948      2,271,494      2,533,673      2,139,178      1,454,755
FIDELITY-REGISTERED TRADEMARK-
VIP HIGH INCOME PORTFOLIO
Value at beginning of period              $7.379         $9.638         $9.023         $9.995(1)
Value at end of period                    $6.432         $7.379         $9.638         $9.023
Number of accumulation units
 outstanding at end of period            182,905        172,513        194,440        178,601
FIDELITY-REGISTERED TRADEMARK-
VIP ASSET MANAGER-SM- PORTFOLIO
Value at beginning of period             $17.405        $18.343        $16.719        $14.715        $12.349        $10.912
Value at end of period                   $16.484        $17.405        $18.343        $16.719        $14.715        $12.349
Number of accumulation units
 outstanding at end of period            103,286        121,872      1,511,789      1,596,943      1,576,603      1,384,927
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period             $25.097        $27.214        $22.177        $17.276        $14.092        $11.763
Value at end of period                   $21.749        $25.097        $27.214        $22.177        $17.276        $14.092
Number of accumulation units
 outstanding at end of period            477,544        447,797      3,780,287      3,333,320      2,706,862      1,522,169
FIDELITY-REGISTERED TRADEMARK-
VIP INDEX 500 PORTFOLIO
Value at beginning of period             $25.213        $28.147        $23.650        $18.662        $14.240        $11.740
Value at end of period                   $21.885        $25.213        $28.147        $23.650        $18.662        $14.240
Number of accumulation units
 outstanding at end of period            516,580        530,641      4,354,723      3,947,187      3,093,080      1,490,937
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period             $36.122        $53.644        $24.098        $18.174        $16.334        $15.323
Value at end of period                   $21.598        $36.122        $53.644        $24.098        $18.174        $16.334
Number of accumulation units
 outstanding at end of period            598,743        613,085      3,274,450      2,142,130      1,939,607      1,893,718
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $27.035        $32.036        $22.529        $16.816        $13.872        $11.859
Value at end of period                   $20.094        $27.035        $32.036        $22.529        $16.816        $13.872
Number of accumulation units
 outstanding at end of period            693,080        833,491      2,721,885      1,354,047      1,109,942        663,945
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $32.189        $38.648        $23.797        $18.690        $15.493        $12.158
Value at end of period                   $24.655        $32.189        $38.648        $23.797        $18.690        $15.493
Number of accumulation units
 outstanding at end of period          1,056,363      1,345,689      5,548,674      4,687,167      3,873,511      2,090,908
MFS-REGISTERED TRADEMARK- TOTAL
RETURN SERIES
Value at beginning of period             $12.284        $10.720        $10.531        $10.182(1)
Value at end of period                   $12.161        $12.284        $10.720        $10.531
Number of accumulation units
 outstanding at end of period          1,049,275        227,449         63,822         36,633
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period             $16.737        $16.126        $10.303        $10.077(2)
Value at end of period                   $14.538        $16.737        $16.126        $10.303
Number of accumulation units
 outstanding at end of period            503,065        568,224         59,571         20,548
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period             $10.226        $10.089         $9.935        $10.055(1)
Value at end of period                   $10.588        $10.226        $10.089         $9.935
Number of accumulation units
 outstanding at end of period            223,241        153,728        173,219        100,555

                                     1995            1994            1993            1992
                                     ----            ----            ----            ----
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period         $13.990         $14.640         $13.726         $12.913
Value at end of period               $17.951         $13.990         $14.640         $13.726
Number of accumulation units
 outstanding at end of period        856,361         743,464         705,415         503,006
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.617
Number of accumulation units
 outstanding at end of period        628,582
FIDELITY-REGISTERED TRADEMARK-
VIP HIGH INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY-REGISTERED TRADEMARK-
VIP ASSET MANAGER-SM- PORTFOLIO
Value at beginning of period          $9.447         $10.000(1)
Value at end of period               $10.912          $9.447
Number of accumulation units
 outstanding at end of period      1,316,916       1,254,504
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.763
Number of accumulation units
 outstanding at end of period        525,476
FIDELITY-REGISTERED TRADEMARK-
VIP INDEX 500 PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.740
Number of accumulation units
 outstanding at end of period        290,547
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period         $12.169         $10.000(2)
Value at end of period               $15.323         $12.169
Number of accumulation units
 outstanding at end of period      1,280,953         393,553
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period         $10.000(2)
Value at end of period               $11.859
Number of accumulation units
 outstanding at end of period        109,717
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period         $10.000(2)
Value at end of period               $12.158
Number of accumulation units
 outstanding at end of period        314,653
MFS-REGISTERED TRADEMARK- TOTAL
RETURN SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                         2001           2000           1999           1998           1997           1996
                                         ----           ----           ----           ----           ----           ----
ING VP EMERGING MARKETS FUND
Value at beginning of period              $7.244        $12.315         $5.470         $7.715         $8.832         $8.323
Value at end of period                    $6.408         $7.244        $12.315         $5.470         $7.715         $8.832
Number of accumulation units
 outstanding at end of period            230,209        220,651        940,817        745,856        750,330        548,618
ING VP NATURAL RESOURCES TRUST
Value at beginning of period             $15.061        $12.882        $11.433        $14.403        $13.611        $10.862
Value at end of period                   $12.503        $15.061        $12.882        $11.433        $14.403        $13.611
Number of accumulation units
 outstanding at end of period             78,861        138,949        437,491        534,962        650,486        587,248
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $40.144        $43.112        $29.339        $23.440        $23.106(4)
Value at end of period                   $29.829        $40.144        $43.112        $29.339        $23.440
Number of accumulation units
 outstanding at end of period            488,111        675,846      2,448,587      2,244,308      2,018,219
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period             $20.194        $28.710        $19.268        $15.046        $15.236(4)
Value at end of period                   $14.914        $20.194        $28.710        $19.268        $15.046
Number of accumulation units
 outstanding at end of period            441,170        535,101      3,024,975      3,101,880      2,707,904
ING MFS RESEARCH PORTFOLIO
Value at beginning of period             $18.363        $17.796        $14.528        $11.960        $12.195(4)
Value at end of period                   $14.347        $18.363        $17.796        $14.528        $11.960
Number of accumulation units
 outstanding at end of period            145,207        199,271        194,296      1,379,653        232,418
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period             $25.876        $32.585        $20.829        $17.709        $17.490(4)
Value at end of period                   $18.672        $25.876        $32.585        $20.829        $17.709
Number of accumulation units
 outstanding at end of period            140,556        188,647      2,807,485      2,962,631      3,237,710
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $24.962        $25.283        $20.929        $16.608        $16.276(4)
Value at end of period                   $22.132        $24.962        $25.283        $20.929        $16.608
Number of accumulation units
 outstanding at end of period            340,010        492,530      1,549,310      1,564,888      1,317,058

                                     1995            1994            1993            1992
                                     ----            ----            ----            ----
ING VP EMERGING MARKETS FUND
Value at beginning of period          $8.772         $10.000(3)
Value at end of period                $8.323          $8.772
Number of accumulation units
 outstanding at end of period        371,156         144,750
ING VP NATURAL RESOURCES TRUST
Value at beginning of period          $9.412         $10.071          $9.193          $9.018
Value at end of period               $10.862          $9.412         $10.071          $9.193
Number of accumulation units
 outstanding at end of period        530,562         533,016         341,771         198,338
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during December 2001.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during February 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during May 1997.
(4)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during March 1994, when funds were first received under this option.
(2) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received under this option.
(3)  Funds were first received in this option during October 1994.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C STATE UNIVERSITY OF NEW YORK SUNY GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2002 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.81216-02) DATED MAY 1, 2002.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.81216-02

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                   Group Variable Annuity Contracts issued to
  The State University of New York (SUNY) Defined Contribution Retirement Plan


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2002 describing contracts issued in connection with the Defined Contribution Plan for the State University of New York.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                 Service Center
                                  PO Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                          Page

General Information and History                                            2
Variable Annuity Account C                                                 2
Offering and Purchase of Contracts                                         3
Performance Data                                                           4
       General                                                             4
       Average Annual Total Return Quotations                              4
Income Phase Payments                                                      8
Sales Material and Advertising                                             9
Independent Auditors                                                       9
Financial Statements of the Separate Account                               S-1
Financial Statements of ING Life Insurance and Annuity Company             F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $21 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2000. The Company is an indirect wholly-owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Service Center to provide administrative support to the contract holder and participants of the State University of New York Defined Contribution Retirement Plan (SUNY). This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY contract holders and participants. All forms and correspondence should be sent to the address listed on the cover of this Statement of Additional Information.

Other than the mortality and expense risk charge and administrative expense charges described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

The funds currently available under the contract are as follows:

ING VP ASCENT PORTFOLIO (CLASS R SHARES)(1)
ING VP BALANCED PORTFOLIO, INC. (CLASS R SHARES)(1)
ING VP BOND PORTFOLIO (CLASS R SHARES)(1)
ING VP CROSSROADS PORTFOLIO (CLASS R SHARES)(1)
ING VP GROWTH AND INCOME PORTFOLIO (CLASS R SHARES)(1)
ING VP INDEX PLUS LARGECAP PORTFOLIO (CLASS R SHARES)(1)
ING VP INDEX PLUS MIDCAP PORTFOLIO (CLASS R SHARES)(1)
ING VP INDEX PLUS SMALLCAP PORTFOLIO (CLASS R SHARES)(1)
ING VP LEGACY PORTFOLIO (CLASS R SHARES)(1)
ING VP MONEY MARKET PORTFOLIO (CLASS R SHARES)(1)
ING VP VALUE OPPORTUNITY PORTFOLIO (CLASS R SHARES)(1)
ING VP EMERGING MARKETS FUND (1)
ING VP NATURAL RESOURCES TRUST(1)(2)
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS)(1)
ING MFS EMERGING EQUITIES PORTFOLIO (INITIAL CLASS)(1)
ING MFS RESEARCH PORTFOLIO (INITIAL CLASS)(1)
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (INITIAL CLASS)(1) ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS)(1) CALVERT SOCIAL BALANCED PORTFOLIO
FIDELITY(R) VIP ASSET MANAGER-SM- PORTFOLIO (INITIAL CLASS) FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS) FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS) FIDELITY(R) VIP HIGH INCOME PORTFOLIO (INITIAL CLASS) FIDELITY(R) VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES) JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES) MFS(R) TOTAL RETURN SERIES (INITIAL CLASS)
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER STRATEGIC BOND FUND/VA

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 42 in the prospectus for a complete list of former and current fund names.

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC (IFA) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," calculated in an identical manner but including additional periods.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.


              TR = ((ERV/P) TO THE POWER OF 1 DIVIDED BY N) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, and any applicable administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may differ from actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures are calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 2001 for the subaccounts under the contract issued by the Company. These returns reflect investment advisory fees and all other expenses of the funds, as well as annual deductions from the Separate Account as follows: a 1.25% annual deduction from all subaccounts prior to December 11, 2001, and beginning December 11, 2001 a 1.00% annual deduction from the Separate Account for all ING Fund subaccounts, and a 1.10% annual deduction for all Non-ING subaccounts. As of May 1, 2002, the annual deduction for the ING VP Money Market Portfolio was reduced to 0.35%. If these charges had been in effect during all periods shown, total return figures would be higher. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since
Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

                                                                                                                     DATE
                                                                                     STANDARDIZED                CONTRIBUTIONS
                                                                  -------------------------------------------   FIRST RECEIVED
                                                                                                      SINCE        UNDER THE
                             SUBACCOUNT                            1 YEAR    5 YEAR     10 YEAR    INCEPTION*  SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                          (12.64%)    3.37%                    7.32%       07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                (5.39%)    7.81%       8.85%
ING VP Bond Portfolio (Class R Shares) (1)                          7.40%     5.42%       5.44%
ING VP Crossroads Portfolio (Class R Shares)                       (8.14%)    3.79%                    6.82%       07/05/1995
ING VP Growth and Income Portfolio (Class R Shares) (1)           (19.41%)    3.57%       7.59%
ING VP Index Plus LargeCap Portfolio (Class R Shares)             (14.69%)   10.00%                   10.62%       10/31/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)                (2.54%)                            10.10%       05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R Shares)               1.14%                              1.56%       05/04/1998
ING VP Legacy Portfolio (Class R Shares)                           (3.58%)    4.74%                    6.77%       07/05/1995
ING VP Money Market Portfolio (Class R Shares) (1)(2)               2.66%     3.96%       3.56%
ING VP Value Opportunity Portfolio (Class R Shares)               (10.73%)                            11.90%       05/30/1997
ING VP Emerging Markets Fund                                      (11.53%)   (6.21%)                  (5.82%)      10/31/1994
ING VP Natural Resources Trust(1)                                 (16.97%)   (1.68%)      3.32%

ING MFS Capital Opportunities Portfolio (Initial Class)           (25.69%)                             6.44%       11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)      (25.69%)    9.69%       9.08%

ING MFS Emerging Equities Portfolio (Initial Class)               (26.13%)                            (0.52%)      11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)             (26.13%)    1.35%                    5.13%       09/30/1993

ING MFS Research Portfolio (Initial Class)                        (21.86%)                             1.80%       11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)      (21.86%)    1.00%                    4.45%       08/31/1992

ING Scudder International Growth Portfolio (Initial Class)        (27.83%)                             1.61%       11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)    (27.83%)    2.56%       6.06%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)         (11.33%)                             7.81%       11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)          (11.33%)   11.04%                   13.65%       10/31/1994

Calvert Social Balanced Portfolio(1)                               (8.09%)    5.82%       7.44%
Fidelity(R)VIP Asset Manager-SM- Portfolio (Initial Class)         (5.28%)    5.95%                    7.13%       03/31/1994
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)             (13.33%)    9.07%                   12.60%       05/31/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)             (6.14%)    8.04%                   11.70%       05/31/1994
Fidelity(R)VIP High Income Portfolio (Initial Class)              (12.83%)                           (11.41%)      05/12/1998
Fidelity(R)VIP Index 500 Portfolio (Initial Class)                (13.19%)    9.00%                   12.43%       05/31/1995
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)    (40.20%)    5.75%                   10.91%       06/30/1994
Janus Aspen Growth Portfolio (Institutional Shares)               (25.67%)    7.69%                   10.59%       06/30/1995
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)     (23.40%)    9.74%                   14.63%       05/31/1995
MFS(R)Total Return Series (Initial Class)                          (1.00%)                             5.06%       05/26/1998
Oppenheimer Global Securities Fund/VA                             (13.13%)                             9.69%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                                  3.55%                              1.43%       05/07/1998

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                   NON-STANDARDIZED
                                                                 ------------------------------------------------------      FUND
                                                                                                               SINCE      INCEPTION
                            SUBACCOUNT                            1 YEAR     3 YEARS   5 YEARS   10 YEARS   INCEPTION**      DATE
------------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                         (12.64%)    (1.08%)    3.37%                  7.32%      07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares) (1)              (5.39%)     1.39%     7.81%      8.85%
ING VP Bond Portfolio (Class R Shares) (1)                         7.40%      4.47%     5.42%      5.44%
ING VP Crossroads Portfolio (Class R Shares)                      (8.14%)    (0.28%)    3.79%                  6.82%      07/05/1995
ING VP Growth and Income Portfolio (Class R Shares) (1)          (19.41%)    (6.34%)    3.57%      7.59%
ING VP Index Plus LargeCap Portfolio (Class R Shares)            (14.69%)    (2.15%)   10.00%                 11.27%      09/16/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)               (2.54%)     9.70%                           13.63%      12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R Shares)              1.14%      6.27%                            5.03%      12/19/1997
ING VP Legacy Portfolio (Class R Shares)                          (3.58%)     1.82%     4.74%                  6.77%      07/05/1995
ING VP Money Market Portfolio (Class R Shares) (1)(2)              2.66%      3.82%     3.96%      3.56%
ING VP Value Opportunity Portfolio (Class R Shares)              (10.73%)     4.69%    13.80%                 14.12%      12/13/1996
ING VP Emerging Markets Fund                                     (11.53%)     5.30%    (6.21%)                (3.99%)     03/30/1994
ING VP Natural Resources Trust(1)                                (16.97%)     3.03%    (1.68%)     3.32%

ING MFS Capital Opportunities Portfolio (Initial Class)          (25.69%)     0.56%                            6.41%      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)     (25.69%)     0.56%     9.69%      9.08%

ING MFS Emerging Equities Portfolio (Initial Class)              (26.13%)    (8.18%)                          (0.52%)     11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)            (26.13%)    (8.18%)    1.35%      5.41%

ING MFS Research Portfolio (Initial Class)                       (21.86%)    (3.35%)                           1.80%      11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)     (21.86%)    (3.35%)    1.00%      2.91%

ING Scudder International Growth Portfolio (Initial Class)       (27.83%)    (3.57%)                           1.67%      11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)   (27.83%)    (3.57%)    2.56%      6.06%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)        (11.33%)     1.88%                            7.77%      11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)         (11.33%)     1.88%    11.04%     13.10%

Calvert Social Balanced Portfolio(1)                              (8.09%)    (0.86%)    5.82%      7.44%
Fidelity(R)VIP Asset Manager-SM- Portfolio (Initial Class) (1)    (5.28%)    (0.47%)    5.95%      7.89%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)            (13.33%)    (0.65%)    9.07%                 14.33%      01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)        (6.14%)     1.81%     8.04%     12.20%
Fidelity(R)VIP High Income Portfolio (Initial Class) (1)         (12.83%)   (10.67%)   (4.78%)     3.97%
Fidelity(R)VIP Index 500 Portfolio (Initial Class)               (13.19%)    (2.55%)    9.00%                 12.03%      08/27/1992
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)   (40.20%)    (3.58%)    5.75%                 11.12%      09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)              (25.67%)    (3.74%)    7.69%                 10.44%      09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)    (23.40%)     1.19%     9.74%                 14.32%      09/13/1993
MFS(R)Total Return Series (Initial Class)                         (1.00%)     4.92%     8.94%                 11.79%      01/03/1995
Oppenheimer Global Securities Fund/VA(1)                         (13.13%)    12.17%    13.97%     12.49%
Oppenheimer Strategic Bond Fund/VA                                 3.55%      2.15%     3.06%                  4.30%      05/03/1993

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the Contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable annuity payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC.
Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-8

Statements of Changes in Net Assets.........................     S-8

Condensed Financial Information.............................     S-9

Notes to Financial Statements...............................    S-42

Report of Independent Auditors..............................    S-61

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
  Aetna Ascent VP                      5,255,708  $    76,163,930  $    67,010,283
  Aetna Balanced VP, Inc.             63,527,168      941,395,632      768,043,464
  Aetna Bond VP                       31,629,056      411,092,484      409,596,277
  Aetna Crossroads VP                  4,633,460       62,509,495       57,037,891
  Aetna GET Fund, Series D            29,598,965      297,508,659      288,293,920
  Aetna GET Fund, Series E            11,999,667      120,781,409      118,196,723
  Aetna GET Fund, Series G             3,405,259       34,322,636       33,746,120
  Aetna GET Fund, Series H             2,570,498       26,011,100       25,807,795
  Aetna GET Fund, Series I               125,859        1,271,493        1,252,292
  Aetna GET Fund, Series J                38,632          390,384          380,525
  Aetna GET Fund, Series K               227,934        2,301,390        2,274,781
  Aetna GET Fund, Series L               132,321        1,332,026        1,304,688
  Aetna GET Fund, Series Q               363,917        3,639,983        3,641,608
  Aetna Growth and Income VP         173,976,346    5,426,258,664    3,399,497,793
  Aetna Growth VP                     12,527,440      182,697,142      120,764,519
  Aetna Index Plus Large Cap VP       33,160,607      583,684,457      459,606,019
  Aetna Index Plus Mid Cap VP          6,535,530       90,551,160       88,491,082
  Aetna Index Plus Small Cap VP        2,487,919       28,270,439       28,859,864
  Aetna International VP               1,389,613       10,503,134       10,977,941
  Aetna Legacy VP                      3,093,907       38,755,806       37,095,947
  Aetna Money Market VP               28,106,423      372,750,420      374,568,678
  Aetna Small Company VP               8,045,577      130,577,951      134,200,221
  Aetna Technology VP                  7,009,738       40,956,370       31,754,112
  Aetna Value Opportunity VP           8,955,479      132,460,735      118,660,092
  AIM V.I. Funds:
    Capital Appreciation Fund            875,993       29,357,433       19,026,559
    Growth and Income Fund             2,192,023       63,888,717       44,278,866
    Growth Fund                          951,036       26,653,938       15,568,467
    Value Fund                           956,508       28,186,119       22,334,468
  American Century Income and
    Growth Fund                           23,013          642,973          628,951
  Calvert Social Balanced Portfolio   33,166,811       65,972,466       58,340,420
  Chapman DEM-Registered Trademark-
    Equity Fund                            4,887           84,557           92,273
  Fidelity-Registered Trademark-
    Investments Variable Insurance
    Products Funds:
    Asset Manager Portfolio --
      Initial Class                    1,487,902       24,287,386       21,589,463
    Contrafund-Registered
      Trademark- Portfolio --
      Initial Class                   18,643,176      390,047,585      375,287,140
    Equity-Income Portfolio --
      Initial Class                   10,431,395      243,068,260      237,314,227
    Growth Portfolio -- Initial
      Class                           11,554,630      479,838,036      388,351,107
    High Income Portfolio --
      Initial Class                      420,323        2,744,118        2,694,271
    Index 500 Portfolio -- Initial
      Class                              738,808      111,739,318       96,096,738
    Overseas Portfolio -- Initial
      Class                            1,063,822       15,101,338       14,765,849
  Franklin Value Securities Fund          11,912          116,804          129,725
  Janus Aspen Series:
    Aggressive Growth Portfolio --
      I Shares                        25,905,823    1,101,530,359      569,410,000
    Balanced Portfolio -- I Shares    14,995,572      354,396,600      338,450,060

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
    Capital Appreciation
      Portfolio -- S Shares               25,781  $       545,981  $       530,322
    Flexible Income Portfolio -- I
      Shares                           4,866,544       56,838,167       56,743,899
    Growth Portfolio -- I Shares      15,373,195      426,395,893      305,619,111
    Worldwide Growth Portfolio -- I
      Shares                          27,458,173      909,329,194      783,656,268
  Janus Twenty Fund                       12,915          642,222          496,725
  Lord Abbett Funds:
    Growth and Income Portfolio           53,053        1,201,597        1,226,053
    Mid-Cap Value Portfolio               17,155          257,998          265,038
  MFS-Registered Trademark- Total
    Return Series                      1,140,677       21,279,207       21,227,997
  Oppenheimer Funds:
    Developing Markets Fund               16,784          218,990          222,893
    Global Securities Fund/VA          3,808,514       96,231,723       86,986,470
    Strategic Bond Fund/VA             2,124,804        9,891,651        9,816,595
  PAX World Balanced Fund                115,981        2,418,556        2,309,174
  Pilgrim Funds:
    Emerging Markets Fund              1,119,442        5,261,516        5,518,849
    Natural Resources Trust Fund       1,028,305       13,623,422       12,750,984
  Pilgrim Variable Funds:
    Growth Opportunities
      Portfolio -- Class R                 1,738            9,527            9,527
    International Value
      Portfolio -- Class R               149,031        1,512,553        1,529,054
    Mid Cap Opportunities
      Portfolio -- Class R                 4,863           29,633           29,521
    Small Cap Opportunities
      Portfolio -- Class R                 3,139           56,426           59,269
  Pioneer Funds:
    Equity-Income VCT Portfolio            4,805           87,585           88,405
    Fund VCT Portfolio                       469            8,944            8,945
    Mid-Cap Value VCT Portfolio            4,662           76,248           80,892
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio -- I Class             7,964,827      316,304,508      216,006,116
    PPI MFS Emerging Equities
      Portfolio -- I Class             7,494,156      373,169,708      305,236,978
    PPI MFS Research Growth
      Portfolio -- I Class            21,266,928      219,343,753      172,262,113
    PPI Scudder International
      Growth Portfolio -- I Class     14,513,049      144,260,565      145,565,880
    PPI T. Rowe Price Growth Equity
      Portfolio -- I Class             4,937,177      241,450,739      223,752,864
  Wachovia Special Values Fund           198,772        3,938,370        3,925,737
                                                  ---------------  ---------------
NET ASSETS                                        $14,798,227,582  $11,141,346,898
                                                  ===============  ===============

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   67,010,283
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     739,144,233
    Annuity contracts in payment period...........      28,899,231
Aetna Bond VP
    Annuity contracts in accumulation.............     403,727,419
    Annuity contracts in payment period...........       5,868,858
Aetna Crossroads VP
    Annuity contracts in accumulation.............      56,976,436
    Annuity contracts in payment period...........          61,455
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     288,293,920
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     118,196,723
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............      33,746,120
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............      25,807,795
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............       1,252,292
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............         380,525
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............       2,274,781
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............       1,304,688
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.............       3,641,608
Aetna Growth and Income VP
    Annuity contracts in accumulation.............   3,170,240,934
    Annuity contracts in payment period...........     229,256,859
Aetna Growth VP
    Annuity contracts in accumulation.............     120,456,683
    Annuity contracts in payment period...........         307,836
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     457,492,812
    Annuity contracts in payment period...........       2,113,207
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............      88,491,082
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............      28,859,864
Aetna International VP
    Annuity contracts in accumulation.............      10,977,941
Aetna Legacy VP
    Annuity contracts in accumulation.............      36,927,158
    Annuity contracts in payment period...........         168,789

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Money Market VP
    Annuity contracts in accumulation.............  $  374,418,757
    Annuity contracts in payment period...........         149,921
Aetna Small Company VP
    Annuity contracts in accumulation.............     134,140,868
    Annuity contracts in payment period...........          59,353
Aetna Technology VP
    Annuity contracts in accumulation.............      31,754,112
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............     118,660,092
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      19,026,559
  Growth and Income Fund
    Annuity contracts in accumulation.............      44,278,866
  Growth Fund
    Annuity contracts in accumulation.............      15,568,467
  Value Fund
    Annuity contracts in accumulation.............      22,334,468
American Century Income and Growth Fund
    Annuity contracts in accumulation.............         628,951
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............      58,340,420
Chapman DEM-Registered Trademark- Equity Fund
    Annuity contracts in accumulation.............          92,273
Fidelity-Registered Trademark- Investments
  Variable Insurance Products Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.............      21,589,463
  Contrafund-Registered Trademark- Portfolio --
    Initial Class
    Annuity contracts in accumulation.............     375,287,140
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............     237,314,227
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.............     388,351,107
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............       2,645,583
    Annuity contracts in payment period...........          48,688
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.............      96,096,738
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.............      14,765,849
Franklin Value Securities Fund
    Annuity contracts in accumulation.............         129,725
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     569,410,000
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.............     338,450,060
  Capital Appreciation Portfolio -- S Shares
    Annuity contracts in accumulation.............         530,322

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.............  $   56,743,899
  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     304,891,580
    Annuity contracts in payment period...........         727,531
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     782,779,890
    Annuity contracts in payment period...........         876,378
Janus Twenty Fund
    Annuity contracts in accumulation.............         496,725
Lord Abbett Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............       1,226,053
  Mid-Cap Value Portfolio
    Annuity contracts in accumulation.............         265,038
MFS-Registered Trademark- Total Return Series
    Annuity contracts in accumulation.............      21,227,997
Oppenheimer Funds:
  Developing Markets Fund
    Annuity contracts in accumulation.............         222,893
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      86,986,470
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............       9,799,961
    Annuity contracts in payment period...........          16,634
PAX World Balanced Fund
    Annuity contracts in accumulation.............       2,309,174
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............       5,518,849
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............      12,750,984
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............           9,527
  International Value Portfolio -- Class R
    Annuity contracts in accumulation.............       1,529,054
  Mid Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          29,521
  Small Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          59,269
Pioneer Funds:
  Equity-Income VCT Portfolio
    Annuity contracts in accumulation.............          88,405
  Fund VCT Portfolio
    Annuity contracts in accumulation.............           8,945
  Mid-Cap Value VCT Portfolio
    Annuity contracts in accumulation.............          80,892

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I
    Class
    Annuity contracts in accumulation.............  $  215,627,607
    Annuity contracts in payment period...........         378,509
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.............     305,126,330
    Annuity contracts in payment period...........         110,648
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.............     172,262,113
  PPI Scudder International Growth Portfolio -- I
    Class
    Annuity contracts in accumulation.............     145,560,773
    Annuity contracts in payment period...........           5,107
  PPI T. Rowe Price Growth Equity Portfolio -- I
    Class
    Annuity contracts in accumulation.............     223,625,073
    Annuity contracts in payment period...........         127,791
Wachovia Special Values Fund
    Annuity contracts in accumulation.............       3,925,737
                                                    --------------
                                                    $11,141,346,898
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2001
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $   464,350,375
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................      (132,666,634)
                                                     ---------------
Net investment income.............................   $   331,683,741
                                                     ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes
  1, 4 and 5)
  Proceeds from sales.............................   $ 3,331,253,418
  Cost of investments sold........................    (3,763,191,632)
                                                     ---------------
    Net realized loss on investments..............      (431,938,214)
                                                     ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year...............................    (1,381,531,716)
  End of year.....................................    (3,656,880,684)
                                                     ---------------
    Net change in unrealized loss on
      investments.................................    (2,275,348,968)
                                                     ---------------
Net realized and unrealized loss on investments...    (2,707,287,182)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(2,375,603,441)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2001             2000
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $   331,683,741  $ 1,296,974,423
Net realized (loss) gain on
  investments...........................     (431,938,214)     324,558,619
Net change in unrealized loss on
  investments...........................   (2,275,348,968)  (3,605,027,788)
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (2,375,603,441)  (1,983,494,746)
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,150,499,362    1,255,425,118
Transfer (to) from the Company for
  mortality guarantee adjustments.......         (691,770)       3,371,394
Transfer (to) from the Company's other
  variable annuity accounts.............     (426,771,909)     254,674,124
Redemptions by contract holders.........     (859,262,313)  (1,257,770,002)
Annuity Payments........................      (34,629,019)     (47,041,158)
Other...................................       (1,478,438)       1,019,544
                                          ---------------  ---------------
  Net (decrease) increase in net assets
    from unit transactions (Note 6).....     (172,334,087)     209,679,020
                                          ---------------  ---------------
Change in net assets....................   (2,547,937,528)  (1,773,815,726)
NET ASSETS:
Beginning of year.......................   13,689,284,426   15,463,100,152
                                          ---------------  ---------------
End of year.............................  $11,141,346,898  $13,689,284,426
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                               0.00% to 1.75%           1.60%
Qualified III           $ 17.601   $ 15.374  (12.65%)                                                  202.6     $         3,115
Qualified V               17.449     15.218  (12.79%)                                                1,522.1              23,163
Qualified VI              17.601     15.374  (12.65%)                                            2,337,041.6          35,929,678
Qualified VIII            17.593     15.367  (12.65%)                                                    8.6                 132
Qualified X (1.15)        18.200     15.914  (12.56%)                                                8,988.9             143,049
Qualified X (1.25)        18.100     15.811  (12.65%)                                              366,302.8           5,791,614
Qualified XI              17.927     15.755  (12.12%)                                               76,262.0           1,201,508
Qualified XII (0.05)      16.762     15.691   (6.39%)      (6)                                       6,000.4              94,152
Qualified XII (0.35)      10.744      9.471  (11.85%)                                              149,119.8           1,412,314
Qualified XII (0.40)      15.873     13.985  (11.89%)                                                2,197.3              30,729
Qualified XII (0.45)      10.716      9.436  (11.94%)                                               87,049.2             821,396
Qualified XII (0.55)      10.688      9.402  (12.03%)                                                3,470.0              32,625
Qualified XII (0.60)      10.376      9.385   (9.55%)      (2)                                         788.6               7,401
Qualified XII (0.65)      10.660      9.368  (12.12%)                                              251,064.4           2,351,971
Qualified XII (0.70)      10.646      9.352  (12.15%)                                               28,974.2             270,967
Qualified XII (0.75)      10.633      9.335  (12.21%)                                              214,582.9           2,003,131
Qualified XII (0.80)      11.292      9.908  (12.26%)                                              239,231.2           2,370,303
Qualified XII (0.85)      15.761     13.823  (12.30%)                                              146,445.5           2,024,316
Qualified XII (0.90)      11.104      9.734  (12.34%)                                                2,015.3              19,617
Qualified XII (0.95)      15.688     13.745  (12.39%)                                               63,532.1             873,249
Qualified XII (1.00)      15.652     13.707  (12.43%)                                              489,143.9           6,704,696
Qualified XII (1.05)      15.616     13.668  (12.47%)                                               76,585.6           1,046,772
Qualified XII (1.10)      15.580     13.630  (12.52%)                                               44,705.8             609,340
Qualified XII (1.15)      15.544     13.591  (12.56%)                                               17,199.5             233,759
Qualified XII (1.20)      15.508     13.553  (12.61%)                                               39,012.2             528,733
Qualified XII (1.25)      15.472     13.515  (12.65%)                                                8,645.2             116,840
Qualified XII (1.30)      15.436     13.477  (12.69%)                                                7,856.6             105,883
Qualified XII (1.35)      15.400     13.439  (12.73%)                                                    8.5                 114
Qualified XII (1.40)      15.365     13.401  (12.78%)                                                5,178.6              69,399
Qualified XII (1.50)      15.294     13.326  (12.87%)                                                4,550.4              60,638
Qualified XV              17.815     15.609  (12.38%)                                                8,828.9             137,810
Qualified XVI             17.437     15.194  (12.86%)                                               36,844.7             559,818
Qualified XVII            17.821     15.622  (12.34%)                                                1,132.8              17,696
Qualified XVIII           18.328     16.066  (12.34%)                                                8,286.1             133,124
Qualified XXI             17.858     15.670  (12.25%)                                                9,375.6             146,916
Qualified XXII            17.888     15.709  (12.18%)                                               10,461.1             164,333
Qualified XXIV            15.662     13.734  (12.31%)                                               18,369.2             252,282
Qualified XXV             17.628     15.499  (12.08%)                                                9,106.5             141,141
Qualified XXVI            17.620     15.469  (12.21%)                                                  626.3               9,688
Qualified XXVII           17.624     15.425  (12.48%)                                               33,425.3             515,585
Qualified XXVIII          17.601     15.375  (12.65%)                                                3,335.7              51,286
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                       0.00% to 1.75%           5.73%
Qualified I               31.647     29.954   (5.35%)                                               30,859.6             924,367
Qualified III             31.424     29.730   (5.39%)                                               35,755.7           1,063,018
Qualified V               23.779     22.457   (5.56%)                                                4,739.3             106,430
Qualified VI              23.936     22.642   (5.41%)                                           15,791,704.0         357,555,763
Qualified VII             23.063     21.829   (5.35%)                                              193,770.1           4,229,808
Qualified VIII            22.215     21.013   (5.41%)                                                4,681.1              98,364
Qualified IX              22.557     21.445   (4.93%)                                                1,928.9              41,365
Qualified X (1.15)        24.108     22.827   (5.31%)                                               96,618.9           2,205,519
Qualified X (1.25)        23.936     22.642   (5.41%)                                            4,053,041.6          91,768,969
Qualified XI              24.380     23.202   (4.83%)                                              684,729.6          15,887,097
Qualified XII (0.05)      23.584     23.108   (2.02%)      (6)                                     121,395.5           2,805,207
Qualified XII (0.35)      11.974     11.430   (4.54%)                                            1,197,262.2          13,684,707
Qualified XII (0.40)      17.181     16.392   (4.59%)                                                9,835.3             161,220
Qualified XII (0.45)      11.943     11.389   (4.64%)                                              174,642.2           1,989,000
Qualified XII (0.55)      11.912     11.348   (4.73%)                                              179,399.6           2,035,827
Qualified XII (0.60)      12.058     11.327   (6.06%)      (2)                                     618,049.1           7,000,642
Qualified XII (0.65)      11.881     11.307   (4.83%)                                              123,202.5           1,393,051
Qualified XII (0.70)      11.865     11.286   (4.88%)                                              224,541.6           2,534,177
Qualified XII (0.75)      11.850     11.266   (4.93%)                                              553,197.3           6,232,321

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.80)    $ 12.628   $ 11.999   (4.98%)                                            3,038,118.3     $    36,454,382
Qualified XII (0.85)      17.060     16.203   (5.02%)                                            1,663,296.8          26,950,398
Qualified XII (0.90)      12.379     11.751   (5.07%)                                               18,354.1             215,679
Qualified XII (0.95)      16.981     16.112   (5.12%)                                              627,673.6          10,113,077
Qualified XII (1.00)      16.942     16.067   (5.16%)                                            3,179,028.9          51,077,458
Qualified XII (1.05)      16.903     16.021   (5.22%)                                              165,847.8           2,657,048
Qualified XII (1.10)      16.864     15.976   (5.27%)                                               60,130.4             960,644
Qualified XII (1.15)      16.825     15.931   (5.31%)                                               72,759.3           1,159,128
Qualified XII (1.20)      16.786     15.886   (5.36%)                                               63,930.6           1,015,602
Qualified XII (1.25)      16.747     15.842   (5.40%)                                                7,084.8             112,238
Qualified XII (1.30)      16.708     15.797   (5.45%)                                                3,720.5              58,772
Qualified XII (1.35)      16.670     15.752   (5.51%)                                                  531.0               8,364
Qualified XII (1.40)      16.631     15.708   (5.55%)                                               11,109.1             174,501
Qualified XII (1.50)      16.554     15.620   (5.64%)                                                1,077.2              16,826
Qualified XV              24.228     22.987   (5.12%)                                               85,982.2           1,976,472
Qualified XVI             23.714     22.375   (5.65%)                                              304,552.9           6,814,371
Qualified XVII            24.150     22.902   (5.17%)                                              266,175.7           6,095,955
Qualified XVIII           24.150     22.902   (5.17%)                                              414,099.1           9,483,697
Qualified XIX             31.930     30.298   (5.11%)                                               22,072.9             668,766
Qualified XX              31.710     30.072   (5.17%)                                               84,038.1           2,527,193
Qualified XXI             24.286     23.078   (4.97%)                                               95,721.6           2,209,063
Qualified XXII            24.327     23.135   (4.90%)                                               91,052.4           2,106,497
Qualified XXIV            16.953     16.098   (5.04%)                                              338,782.1           5,453,715
Qualified XXV             23.973     22.825   (4.79%)                                              258,873.9           5,908,797
Qualified XXVI            23.962     22.781   (4.93%)                                               27,462.4             625,621
Qualified XXVII           31.470     29.827   (5.22%)                                            1,490,555.3          44,458,794
Qualified XXVIII          31.429     29.731   (5.40%)                                              143,093.2           4,254,303
Qualified XXIX            31.429     29.730   (5.41%)                                               10,380.9             308,623
Qualified XXX             31.429     29.650   (5.66%)                                              120,114.6           3,561,397
Annuity contracts in payment
  period                                                                                                              28,899,231
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                 0.00% to 1.75%           6.40%
Qualified I               58.977     63.372    7.45%                                                11,659.0             738,855
Qualified III             58.190     62.489    7.39%                                                11,856.0             740,869
Qualified V               15.115     16.205    7.21%                                                13,280.4             215,209
Qualified VI              15.007     16.115    7.38%                                            11,769,148.7         189,659,832
Qualified VII             13.904     14.941    7.46%                                               132,442.9           1,978,830
Qualified VIII            13.816     14.836    7.38%                                                 9,231.3             136,956
Qualified IX              14.146     15.252    7.82%                                                 2,039.1              31,101
Qualified X (1.15)        15.115     16.248    7.50%                                                82,489.2           1,340,284
Qualified X (1.25)        15.007     16.115    7.38%                                             1,882,061.4          30,329,419
Qualified XI              15.286     16.514    8.03%                                               525,416.9           8,676,734
Qualified XII (0.05)      15.886     16.447    3.53%       (6)                                      22,510.2             370,226
Qualified XII (0.35)      11.377     12.329    8.37%                                               416,127.1           5,130,431
Qualified XII (0.40)      13.041     14.124    8.30%                                                 1,646.4              23,254
Qualified XII (0.45)      11.348     12.284    8.25%                                                91,516.0           1,124,183
Qualified XII (0.55)      11.318     12.240    8.15%                                                48,530.9             594,018
Qualified XII (0.60)      11.539     12.218    5.88%       (2)                                     128,150.2           1,565,739
Qualified XII (0.65)      11.289     12.196    8.03%                                               162,515.5           1,982,039
Qualified XII (0.70)      11.274     12.174    7.98%                                               140,186.1           1,706,626
Qualified XII (0.75)      11.259     12.152    7.93%                                               279,302.0           3,394,078
Qualified XII (0.80)      11.406     12.304    7.87%                                             1,192,571.4          14,673,398
Qualified XII (0.85)      12.949     13.961    7.82%                                               904,309.7          12,625,068
Qualified XII (0.90)      11.388     12.273    7.77%                                                 8,759.9             107,510
Qualified XII (0.95)      12.889     13.883    7.71%                                               471,124.5           6,540,621
Qualified XII (1.00)      12.859     13.844    7.66%                                             2,285,455.5          31,639,846
Qualified XII (1.05)      12.829     13.805    7.61%                                               129,865.3           1,792,790
Qualified XII (1.10)      12.800     13.766    7.55%                                                68,465.6             942,498
Qualified XII (1.15)      12.770     13.727    7.49%                                                62,226.1             854,178
Qualified XII (1.20)      12.740     13.688    7.44%                                                50,803.6             695,399
Qualified XII (1.25)      12.711     13.650    7.39%                                                28,418.3             387,910
Qualified XII (1.30)      12.681     13.611    7.33%                                                 4,920.7              66,976

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XII (1.35)    $ 12.652   $ 13.573    7.28%                                                   480.2     $         6,518
Qualified XII (1.40)      12.623     13.535    7.22%                                                10,134.0             137,164
Qualified XII (1.50)      12.564     13.459    7.12%                                                 1,612.0              21,696
Qualified XV              15.190     16.361    7.71%                                                47,583.9             778,520
Qualified XVI             14.868     15.926    7.12%                                               176,719.8           2,814,440
Qualified XVII            15.087     16.226    7.55%                                               259,850.2           4,216,330
Qualified XVIII           15.087     16.226    7.55%                                               504,658.6           8,188,591
Qualified XIX             59.293     63.808    7.61%                                                 8,586.4             547,880
Qualified XX              58.502     62.918    7.55%                                                15,083.7             949,035
Qualified XXI             15.227     16.426    7.87%                                                23,648.1             388,444
Qualified XXII            15.252     16.466    7.96%                                                69,345.0           1,141,835
Qualified XXIV            12.867     13.871    7.80%                                               158,918.9           2,204,364
Qualified XXV             15.030     16.246    8.09%                                                94,842.7           1,540,815
Qualified XXVI            15.023     16.214    7.93%                                                46,816.6             759,084
Qualified XXVII           58.266     62.692    7.60%                                               697,898.0          43,752,623
Qualified XXVIII          58.190     62.490    7.39%                                               232,374.0          14,521,050
Qualified XXIX            58.190     62.489    7.39%                                                 1,960.2             122,489
Qualified XXX             58.180     62.321    7.12%                                                25,218.9           1,571,664
Annuity contracts in
  payment period                                                                                                       5,868,858
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                           0.00% to 1.75%           2.54%
Qualified III             16.322     14.991   (8.15%)                                                   34.6                 518
Qualified V               16.181     14.838   (8.30%)                                                  806.1              11,961
Qualified VI              16.322     14.991   (8.15%)                                            1,945,392.2          29,163,374
Qualified X (1.15)        16.799     15.445   (8.06%)                                               18,902.1             291,943
Qualified X (1.25)        16.707     15.345   (8.15%)                                              266,564.1           4,090,426
Qualified XI              16.625     15.362   (7.60%)                                               71,563.7           1,099,362
Qualified XII (0.05)      16.042     15.300   (4.63%)      (6)                                       5,741.8              87,849
Qualified XII (0.35)      10.777      9.988   (7.32%)                                               77,523.5             774,305
Qualified XII (0.40)      14.962     13.860   (7.37%)                                                  572.7               7,938
Qualified XII (0.45)      10.749      9.952   (7.41%)                                              190,721.8           1,898,063
Qualified XII (0.55)      10.721      9.916   (7.51%)                                                2,933.3              29,087
Qualified XII (0.60)      10.501      9.898   (5.74%)      (2)                                         887.1               8,781
Qualified XII (0.65)      10.693      9.880   (7.60%)                                               88,213.8             871,552
Qualified XII (0.70)      10.679      9.862   (7.65%)                                               56,178.5             554,032
Qualified XII (0.75)      10.665      9.845   (7.69%)                                              220,372.4           2,169,566
Qualified XII (0.80)      11.232     10.363   (7.74%)                                              158,589.2           1,643,460
Qualified XII (0.85)      14.857     13.700   (7.79%)                                               97,325.0           1,333,352
Qualified XII (0.90)      11.061     10.195   (7.83%)                                                2,379.9              24,263
Qualified XII (0.95)      14.788     13.623   (7.88%)                                               54,305.9             739,809
Qualified XII (1.00)      14.754     13.585   (7.92%)                                              195,525.0           2,656,207
Qualified XII (1.05)      14.719     13.547   (7.96%)                                               75,355.2           1,020,837
Qualified XII (1.10)      14.685     13.508   (8.01%)                                               57,924.4             782,443
Qualified XII (1.15)      14.651     13.470   (8.06%)                                               13,895.5             187,173
Qualified XII (1.20)      14.617     13.432   (8.11%)                                              352,350.4           4,732,771
Qualified XII (1.25)      14.584     13.395   (8.15%)                                               13,693.2             183,421
Qualified XII (1.30)      14.550     13.357   (8.20%)                                                5,656.9              75,559
Qualified XII (1.40)      14.483     13.282   (8.29%)                                               11,787.3             156,559
Qualified XII (1.50)      14.416     13.207   (8.39%)                                                  842.4              11,126
Qualified XV              16.521     15.220   (7.87%)                                                8,971.7             136,550
Qualified XVI             16.170     14.814   (8.39%)                                               34,726.2             514,434
Qualified XVII            16.526     15.232   (7.83%)                                               28,421.9             432,923
Qualified XVIII           16.917     15.592   (7.83%)                                               10,453.4             162,990
Qualified XXI             16.561     15.279   (7.74%)                                                5,458.3              83,397
Qualified XXII            16.588     15.317   (7.66%)                                               11,974.0             183,405
Qualified XXIV            14.763     13.611   (7.80%)                                                7,213.9              98,188
Qualified XXV             16.347     15.113   (7.55%)                                                4,884.5              73,820
Qualified XXVI            16.340     15.083   (7.69%)                                                  361.3               5,450
Qualified XXVII           16.343     15.040   (7.97%)                                               43,445.1             653,415
Qualified XXVIII          16.322     14.991   (8.15%)                                                1,742.8              26,127
Annuity contracts in payment
  period                                                                                                                  61,455
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                      0.25% to 1.75%           1.46%
Qualified III           $ 10.188   $ 10.235    0.46%                                                 5,679.9     $        58,134
Qualified VI              10.188     10.235    0.46%                                            11,004,023.9         112,626,185
Qualified X (1.15)        10.188     10.235    0.46%                                               132,698.1           1,358,165
Qualified X (1.25)        10.188     10.235    0.46%                                             2,396,910.6          24,532,380
Qualified XI              10.292     10.403    1.08%                                             2,082,570.1          21,664,977
Qualified XII (0.30)      10.414     10.391   (0.22%)      (6)                                     113,240.1           1,176,678
Qualified XII (0.60)      10.394     10.537    1.38%                                               109,223.6           1,150,889
Qualified XII (0.65)      10.376     10.515    1.34%                                                 1,176.9              12,375
Qualified XII (0.70)      10.370     10.503    1.28%                                                36,796.9             386,478
Qualified XII (0.80)      10.347     10.469    1.18%                                                26,177.6             274,053
Qualified XII (0.85)      10.455     10.453   (0.02%)      (2)                                      78,932.0             825,076
Qualified XII (0.90)      10.324     10.436    1.08%                                                21,619.4             225,620
Qualified XII (0.95)      10.313     10.419    1.03%                                                50,425.8             525,386
Qualified XII (1.00)      10.301     10.402    0.98%                                               169,250.0           1,760,539
Qualified XII (1.05)      10.290     10.385    0.92%                                             2,245,229.0          23,316,703
Qualified XII (1.10)      10.279     10.368    0.87%                                               157,582.8           1,633,818
Qualified XII (1.20)      10.256     10.335    0.77%                                               311,695.2           3,221,370
Qualified XII (1.25)      10.244     10.318    0.72%                                             4,834,394.4          49,881,281
Qualified XII (1.30)      10.233     10.302    0.67%                                                49,869.4             513,755
Qualified XII (1.35)      10.222     10.285    0.62%                                                12,912.6             132,806
Qualified XII (1.40)      10.210     10.268    0.57%                                                 9,072.6              93,157
Qualified XII (1.50)      10.188     10.235    0.46%                                                 5,628.6              57,609
Qualified XII (1.65)      10.171     10.186    0.15%       (1)                                         692.5               7,054
Qualified XV              10.256     10.335    0.77%                                                76,150.5             787,015
Qualified XVI             10.131     10.153    0.22%                                               101,063.2           1,026,095
Qualified XVII            10.188     10.235    0.46%                                                89,461.7             915,640
Qualified XVIII           10.188     10.235    0.46%                                               477,459.9           4,886,802
Qualified XXI             10.282     10.377    0.92%                                                50,652.0             525,616
Qualified XXII            10.282     10.377    0.92%                                               397,209.4           4,121,842
Qualified XXIV            10.251     10.339    0.86%                                                63,863.9             660,289
Qualified XXV             10.203     10.318    1.13%                                                52,237.4             538,985
Qualified XXVI            10.199     10.298    0.97%                                                18,663.1             192,193
Qualified XXVII           10.201     10.269    0.67%                                             2,843,992.1          29,204,955
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                      0.25% to 1.75%           0.79%
Qualified V               10.114     10.026   (0.87%)                                                  489.8               4,911
Qualified VI              10.139     10.068   (0.70%)                                            4,823,676.8          48,564,778
Qualified X (1.15)        10.109     10.013   (0.95%)                                              132,151.9           1,323,237
Qualified X (1.25)        10.107     10.010   (0.96%)                                            1,256,793.2          12,580,500
Qualified XI              10.221     10.210   (0.11%)                                              725,679.4           7,409,187
Qualified XII (0.30)      10.126     10.197    0.70%       (6)                                     139,947.4           1,427,044
Qualified XII (0.70)      10.265     10.275    0.10%                                                 9,878.6             101,503
Qualified XII (0.80)      10.249     10.249    0.00%                                                24,170.4             247,722
Qualified XII (0.85)      10.295     10.236   (0.57%)      (2)                                      70,223.1             718,804
Qualified XII (0.95)      10.226     10.210   (0.16%)                                              102,170.2           1,043,158
Qualified XII (1.00)      10.218     10.197   (0.21%)                                               46,435.2             473,500
Qualified XII (1.05)      10.210     10.184   (0.25%)                                              961,600.7           9,792,942
Qualified XII (1.10)      10.202     10.171   (0.30%)                                               36,429.3             370,522
Qualified XII (1.20)      10.186     10.145   (0.40%)                                              127,627.8           1,294,784
Qualified XII (1.25)      10.178     10.132   (0.45%)                                            1,567,937.4          15,886,342
Qualified XII (1.30)      10.171     10.119   (0.51%)                                               15,370.2             155,531
Qualified XII (1.35)      10.163     10.106   (0.56%)                                                5,406.2              54,635
Qualified XII (1.40)      10.155     10.093   (0.61%)                                                1,902.5              19,202
Qualified XII (1.50)      10.139     10.068   (0.70%)                                                6,631.1              66,762
Qualified XII (1.65)      10.092     10.029   (0.62%)      (1)                                       3,252.1              32,615
Qualified XV              10.186     10.145   (0.40%)                                               86,412.4             876,654
Qualified XVI             10.100     10.004   (0.95%)                                               21,398.0             214,066
Qualified XVII            10.139     10.068   (0.70%)                                              116,742.8           1,175,367
Qualified XVIII           10.107     10.010   (0.96%)                                               61,374.6             614,360
Qualified XXI             10.210     10.184   (0.25%)                                               16,970.1             172,823
Qualified XXII            10.210     10.184   (0.25%)                                              155,762.6           1,586,286
Qualified XXIV            10.185     10.152   (0.32%)                                               23,112.9             234,642

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E: (continued):
Qualified XXV           $ 10.155   $ 10.149   (0.06%)                                              120,853.4     $     1,226,541
Qualified XXVI            10.118     10.130    0.12%       (2)                                      43,101.8             436,621
Qualified XXVII           10.153     10.100   (0.52%)                                              999,176.6          10,091,684
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                      0.25% to 1.75%           0.39%
Qualified VI               9.914      9.903   (0.11%)                                            1,295,879.0          12,833,090
Qualified X (1.25)         9.888      9.853   (0.35%)                                              442,314.4           4,358,124
Qualified XI               9.983     10.033    0.50%                                                84,837.2             851,172
Qualified XII (0.30)       9.941     10.020    0.79%       (6)                                       6,579.1              65,923
Qualified XII (0.60)      10.031     10.111    0.80%                                                 4,874.1              49,282
Qualified XII (0.80)      10.004     10.065    0.61%                                                 1,379.6              13,886
Qualified XII (0.85)      10.013     10.053    0.40%      (10)                                       5,422.2              54,509
Qualified XII (0.90)       9.991     10.041    0.50%                                                   359.6               3,611
Qualified XII (0.95)       9.925     10.030    1.06%       (7)                                       8,989.9              90,169
Qualified XII (1.00)       9.978     10.018    0.40%                                                22,600.3             226,410
Qualified XII (1.05)       9.972     10.007    0.35%                                               169,969.4           1,700,884
Qualified XII (1.10)       9.965      9.995    0.30%                                                51,610.0             515,842
Qualified XII (1.15)       9.946      9.984    0.38%       (2)                                       1,860.4              18,574
Qualified XII (1.20)       9.952      9.972    0.20%                                                34,302.1             342,061
Qualified XII (1.25)       9.946      9.961    0.15%                                               536,929.7           5,348,357
Qualified XII (1.30)       9.939      9.949    0.10%                                                 4,364.8              43,425
Qualified XII (1.35)       9.933      9.938    0.05%                                                 3,769.3              37,459
Qualified XII (1.40)       9.926      9.926    0.00%                                                 3,654.3              36,273
Qualified XII (1.45)       9.920      9.915   (0.05%)                                               30,622.5             303,622
Qualified XV               9.952      9.972    0.20%                                                30,156.2             300,718
Qualified XVI              9.881      9.846   (0.35%)                                                5,834.6              57,447
Qualified XVII             9.914      9.903   (0.11%)                                               29,548.4             292,618
Qualified XVIII            9.888      9.853   (0.35%)                                               68,752.5             677,418
Qualified XXI              9.972     10.007    0.35%                                                 2,661.3              26,632
Qualified XXII             9.972     10.007    0.35%                                                18,134.7             181,474
Qualified XXIV             9.952      9.980    0.28%                                                 6,204.6              61,922
Qualified XXV              9.929      9.984    0.55%                                                 8,607.1              85,933
Qualified XXVI             9.913      9.964    0.51%       (2)                                       8,750.2              87,187
Qualified XXVII            9.927      9.936    0.09%                                               511,483.3           5,082,098
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                      0.25% to 1.75%           0.47%
Qualified VI              10.069      9.985   (0.83%)                                            1,081,741.0          10,801,184
Qualified X (1.15)        10.051      9.943   (1.07%)                                               46,788.1             465,214
Qualified X (1.25)        10.049      9.941   (1.07%)                                              228,130.1           2,267,841
Qualified XI              10.127     10.104   (0.23%)                                              106,426.3           1,075,331
Qualified XII (0.30)      10.127     10.091   (0.36%)      (6)                                       3,361.0              33,916
Qualified XII (0.60)      10.163     10.171    0.08%                                                   331.5               3,372
Qualified XII (0.80)      10.142     10.129   (0.13%)                                               13,648.7             138,248
Qualified XII (0.85)       9.871     10.119    2.51%       (4)                                       1,991.4              20,151
Qualified XII (0.90)      10.131     10.109   (0.22%)                                                1,483.1              14,993
Qualified XII (0.95)      10.126     10.098   (0.28%)                                               15,062.1             152,097
Qualified XII (1.00)      10.121     10.088   (0.33%)                                               14,009.1             141,324
Qualified XII (1.05)      10.116     10.078   (0.38%)                                              315,951.1           3,184,155
Qualified XII (1.10)      10.111     10.067   (0.44%)                                               23,491.4             236,488
Qualified XII (1.20)      10.100     10.047   (0.52%)                                               13,950.2             140,158
Qualified XII (1.25)      10.095     10.037   (0.57%)                                              277,780.7           2,788,085
Qualified XII (1.30)      10.090     10.026   (0.63%)                                                1,295.0              12,984
Qualified XII (1.35)      10.084     10.016   (0.67%)                                                9,055.2              90,697
Qualified XII (1.40)      10.079     10.006   (0.72%)                                                5,910.0              59,135
Qualified XII (1.45)      10.074      9.996   (0.77%)                                                1,273.3              12,728
Qualified XV              10.100     10.047   (0.52%)                                               15,669.0             157,426
Qualified XVI             10.043      9.934   (1.09%)                                                9,652.2              95,885
Qualified XVII            10.069      9.985   (0.83%)                                               34,877.5             348,252
Qualified XVIII           10.049      9.941   (1.07%)                                               58,342.7             579,985
Qualified XXI             10.116     10.078   (0.38%)                                                1,711.4              17,247
Qualified XXII            10.116     10.078   (0.38%)                                               24,037.4             242,249
Qualified XXV             10.084     10.066   (0.18%)                                                1,790.0              18,018
Qualified XXVI            10.080     10.047   (0.33%)                                                1,932.0              19,411
Qualified XXVII           10.082     10.018   (0.63%)                                              268,638.6           2,691,221
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                           1.75%               0.24%
Qualified X (1.25)      $  9.863   $  9.804   (0.60%)                                              112,434.8     $     1,102,311
Qualified XVIII            9.863      9.804   (0.60%)                                               15,297.9             149,981
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                           1.75%               0.16%
Qualified X (1.25)         9.731      9.686   (0.46%)                                               32,661.5             316,359
Qualified XVIII            9.731      9.686   (0.46%)                                                6,624.6              64,166
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:                                      1.30% to 1.75%           0.00%
Qualified X (1.25)        10.041      9.788   (2.52%)                                               43,521.5             425,988
Qualified XXVII           10.046      9.836   (2.09%)                                              187,961.9           1,848,793
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                           1.30%               4.60%
Qualified XXVII           10.015      9.979   (0.36%)                                              130,743.4           1,304,688
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                           1.05%               0.00%
Qualified XXVII            9.999     10.000    0.01%      (12)                                     364,160.8           3,641,608
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                    0.00% to 1.75%           0.60%
Qualified I              329.769    265.883  (19.37%)                                               86,477.3          22,992,856
Qualified III            250.600    201.929  (19.42%)                                               10,923.7           2,205,820
Qualified V               25.448     20.473  (19.55%)                                               18,076.0             370,069
Qualified VI              25.588     20.618  (19.42%)                                           75,994,481.3       1,566,854,215
Qualified VII             24.151     19.472  (19.37%)                                            6,275,874.0         122,203,819
Qualified VIII            23.756     19.140  (19.43%)                                               53,917.0           1,031,972
Qualified IX              24.020     19.453  (19.01%)                                               12,412.5             241,461
Qualified X (1.15)        25.772     20.788  (19.34%)                                              331,651.2           6,894,366
Qualified X (1.25)        25.588     20.618  (19.42%)                                           13,049,579.3         269,056,225
Qualified XI              26.063     21.129  (18.93%)                                            4,010,571.4          84,739,364
Qualified XII (0.05)      23.506     21.043  (10.48%)      (6)                                     462,701.7           9,736,631
Qualified XII (0.35)      10.545      8.575  (18.68%)                                            4,800,393.2          41,163,372
Qualified XII (0.40)      17.368     14.115  (18.73%)                                               53,877.3             760,478
Qualified XII (0.45)      10.518      8.544  (18.77%)                                              847,662.1           7,242,425
Qualified XII (0.55)      10.490      8.513  (18.85%)                                              928,095.3           7,900,875
Qualified XII (0.60)      10.163      8.497  (16.39%)      (2)                                   1,639,325.8          13,929,351
Qualified XII (0.65)      10.463      8.482  (18.93%)                                              445,025.1           3,774,703
Qualified XII (0.70)      10.450      8.467  (18.98%)                                              962,323.7           8,147,995
Qualified XII (0.75)      10.436      8.451  (19.02%)                                            3,065,149.9          25,903,582
Qualified XII (0.80)      11.429      9.251  (19.06%)                                           11,126,932.7         102,935,254
Qualified XII (0.85)      17.246     13.953  (19.09%)                                            5,556,404.1          77,528,507
Qualified XII (0.90)      11.094      8.971  (19.14%)                                               90,959.9             816,001
Qualified XII (0.95)      17.166     13.874  (19.18%)                                            3,054,662.3          42,380,385
Qualified XII (1.00)      17.127     13.835  (19.22%)                                           13,342,020.8         184,586,858
Qualified XII (1.05)      17.087     13.796  (19.26%)                                              525,252.3           7,246,381
Qualified XII (1.10)      17.047     13.757  (19.30%)                                              294,161.5           4,046,780
Qualified XII (1.15)      17.008     13.718  (19.34%)                                              284,047.7           3,896,567
Qualified XII (1.20)      16.969     13.680  (19.38%)                                              209,140.8           2,861,046
Qualified XII (1.25)      16.929     13.641  (19.42%)                                               75,992.2           1,036,610
Qualified XII (1.30)      16.890     13.603  (19.46%)                                               10,253.0             139,472
Qualified XII (1.35)      16.851     13.565  (19.50%)                                                  262.3               3,558
Qualified XII (1.40)      16.812     13.526  (19.55%)                                               43,851.3             593,133
Qualified XII (1.50)      16.734     13.450  (19.62%)                                                9,104.8             122,460
Qualified XV              25.900     20.933  (19.18%)                                              832,516.0          17,427,058
Qualified XVI             25.351     20.376  (19.62%)                                            1,096,214.3          22,336,463
Qualified XVII            25.817     20.855  (19.22%)                                            3,760,767.6          78,430,809
Qualified XVIII           25.817     20.855  (19.22%)                                            3,988,776.8          83,185,940
Qualified XIX            332.719    268.938  (19.17%)                                               47,243.1          12,705,454
Qualified XX             252.842    204.249  (19.22%)                                              102,140.7          20,862,132
Qualified XXI             25.963     21.015  (19.06%)                                              350,781.1           7,371,665
Qualified XXII            26.006     21.067  (18.99%)                                            1,117,594.4          23,544,362
Qualified XXIV            17.138     13.862  (19.12%)                                            1,142,703.5          15,840,156
Qualified XXV             25.628     20.786  (18.89%)                                              671,177.3          13,951,091
Qualified XXVI            25.617     20.745  (19.02%)                                               85,130.2           1,766,027

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XXVII         $250.928   $202.587  (19.26%)                                            1,137,553.0     $   230,453,445
Qualified XXVIII         250.600    201.933  (19.42%)                                               25,678.1           5,185,262
Qualified XXIX           250.600    201.929  (19.42%)                                                2,840.6             573,604
Qualified XXX            250.558    201.386  (19.62%)                                               65,867.9          13,264,875
Annuity contracts in payment
  period                                                                                                             229,256,859
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                               0.00% to 1.75%          11.29%
Qualified III             15.760     11.351  (27.98%)                                                  675.3               7,665
Qualified V               20.638     14.840  (28.09%)                                                3,890.9              57,741
Qualified VI              20.761     14.953  (27.98%)                                            3,666,867.6          54,830,671
Qualified VIII            20.755     14.948  (27.98%)                                                  634.9               9,490
Qualified X (1.15)        20.839     15.024  (27.90%)                                                6,451.8              96,932
Qualified X (1.25)        20.761     14.953  (27.98%)                                              546,125.1           8,166,209
Qualified XI              21.069     15.266  (27.54%)                                              282,640.9           4,314,796
Qualified XII (0.05)      17.528     15.247  (13.01%)      (6)                                      36,220.0             552,247
Qualified XII (0.35)      13.544      9.844  (27.32%)                                              175,057.4           1,723,265
Qualified XII (0.40)      21.242     15.431  (27.36%)                                                1,049.6              16,196
Qualified XII (0.45)      13.509      9.808  (27.40%)                                              352,265.5           3,455,020
Qualified XII (0.55)      13.474      9.773  (27.47%)                                               20,044.8             195,898
Qualified XII (0.60)      13.456      9.755  (27.50%)                                                4,506.0              43,956
Qualified XII (0.65)      13.439      9.738  (27.54%)                                               20,761.3             202,174
Qualified XII (0.70)      13.421      9.720  (27.58%)                                              164,211.1           1,596,132
Qualified XII (0.75)      13.404      9.703  (27.61%)                                              227,866.4           2,210,988
Qualified XII (0.80)      15.239     11.026  (27.65%)                                            1,211,713.4          13,360,352
Qualified XII (0.85)      21.073     15.239  (27.68%)                                              150,712.6           2,296,710
Qualified XII (0.90)      14.801     10.698  (27.72%)                                               19,301.6             206,488
Qualified XII (0.95)      20.994     15.167  (27.76%)                                              142,509.7           2,161,444
Qualified XII (1.00)      20.955     15.131  (27.79%)                                              946,969.4          14,328,594
Qualified XII (1.05)      20.916     15.095  (27.83%)                                               77,946.8           1,176,607
Qualified XII (1.10)      20.878     15.059  (27.87%)                                               18,104.9             272,642
Qualified XII (1.15)      20.839     15.024  (27.90%)                                               19,163.2             287,908
Qualified XII (1.20)      20.800     14.988  (27.94%)                                               13,386.2             200,632
Qualified XII (1.25)      20.761     14.953  (27.98%)                                               14,689.9             219,658
Qualified XII (1.30)      20.723     14.918  (28.01%)                                                4,066.9              60,670
Qualified XII (1.35)      20.684     14.882  (28.05%)                                                  788.9              11,740
Qualified XII (1.40)      20.646     14.847  (28.09%)                                                8,807.6             130,766
Qualified XII (1.50)      20.569     14.777  (28.16%)                                                4,078.0              60,261
Qualified XV              20.994     15.167  (27.76%)                                               34,573.2             524,371
Qualified XVI             20.569     14.777  (28.16%)                                               65,576.0             969,017
Qualified XVII            20.761     14.953  (27.98%)                                               50,159.9             750,041
Qualified XVIII           21.022     15.194  (27.72%)                                               51,320.0             779,756
Qualified XXI             21.045     15.226  (27.65%)                                               37,527.1             571,387
Qualified XXII            21.045     15.239  (27.59%)                                              125,991.5           1,919,984
Qualified XXIV            20.969     15.161  (27.70%)                                               61,211.1             928,022
Qualified XXV             20.793     15.075  (27.50%)                                               63,366.1             955,244
Qualified XXVI            20.784     15.045  (27.61%)                                               13,347.8             200,818
Qualified XXVII            7.718      5.570  (27.83%)                                              108,472.4             604,191
Annuity contracts in
  payment period                                                                                                         307,836
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                 0.00% to 1.75%           4.07%
Qualified V               20.478     17.439  (14.84%)                                                1,498.6              26,134
Qualified VI              20.618     17.587  (14.70%)                                           11,127,272.0         195,695,332
Qualified VIII            20.612     17.580  (14.71%)                                                2,059.4              36,205
Qualified X (1.15)        20.707     17.681  (14.61%)                                               27,450.8             485,357
Qualified X (1.25)        20.618     17.587  (14.70%)                                            1,322,388.5          23,256,846
Qualified XI              20.959     17.986  (14.18%)                                              907,894.5          16,329,391
Qualified XII (0.05)      19.435     17.950   (7.64%)      (6)                                     359,184.4           6,447,360
Qualified XII (0.35)      12.651     10.890  (13.92%)                                              437,895.4           4,768,681
Qualified XII (0.40)      21.131     18.180  (13.97%)                                                1,662.8              30,230
Qualified XII (0.45)      12.618     10.850  (14.01%)                                              677,370.4           7,349,469
Qualified XII (0.55)      12.585     10.811  (14.10%)                                              144,312.8           1,560,166
Qualified XII (0.60)      12.569     10.792  (14.14%)                                               72,835.6             786,042
Qualified XII (0.65)      12.553     10.772  (14.19%)                                              232,973.4           2,509,590

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP: (continued):
Qualified XII (0.70)    $ 12.536   $ 10.753  (14.22%)                                              199,252.0     $     2,142,557
Qualified XII (0.75)      12.520     10.733  (14.27%)                                              606,971.6           6,514,626
Qualified XII (0.80)      13.950     11.953  (14.32%)                                            2,847,404.2          34,035,022
Qualified XII (0.85)      20.975     17.964  (14.36%)                                              743,884.8          13,363,146
Qualified XII (0.90)      13.500     11.556  (14.40%)                                               39,494.0             456,393
Qualified XII (0.95)      20.885     17.869  (14.44%)                                              520,590.3           9,302,428
Qualified XII (1.00)      20.841     17.822  (14.49%)                                            2,957,522.3          52,708,963
Qualified XII (1.05)      20.796     17.775  (14.53%)                                              177,687.1           3,158,388
Qualified XII (1.10)      20.751     17.728  (14.57%)                                              112,980.0           2,002,909
Qualified XII (1.15)      20.707     17.681  (14.61%)                                               42,375.2             749,236
Qualified XII (1.20)      20.663     17.634  (14.66%)                                               31,870.5             562,004
Qualified XII (1.25)      20.618     17.587  (14.70%)                                               34,502.9             606,802
Qualified XII (1.30)      20.574     17.541  (14.74%)                                               12,542.8             220,014
Qualified XII (1.35)      20.530     17.494  (14.79%)                                                  592.5              10,365
Qualified XII (1.40)      20.486     17.448  (14.83%)                                               41,187.6             718,642
Qualified XII (1.50)      20.399     17.356  (14.92%)                                                5,902.2             102,438
Qualified XIV             20.618     17.587  (14.70%)                                                  883.9              15,545
Qualified XV              20.870     17.856  (14.44%)                                               52,914.0             944,832
Qualified XVI             20.427     17.381  (14.91%)                                              152,444.3           2,649,634
Qualified XVII            20.692     17.668  (14.61%)                                               70,818.2           1,251,216
Qualified XVIII           20.877     17.871  (14.40%)                                               85,028.4           1,519,542
Qualified XXI             20.920     17.926  (14.31%)                                               79,445.3           1,424,136
Qualified XXII            20.936     17.954  (14.24%)                                              175,012.7           3,142,178
Qualified XXIV            20.854     17.857  (14.37%)                                               88,176.0           1,574,558
Qualified XXV             20.650     17.730  (14.14%)                                              105,874.5           1,877,154
Qualified XXVI            20.641     17.696  (14.27%)                                               24,496.6             433,491
Qualified XXVII           20.645     17.645  (14.53%)                                            2,246,477.0          39,639,087
Qualified XXVIII          20.618     17.588  (14.70%)                                              971,497.8          17,086,703
Annuity contracts in
  payment period                                                                                                       2,113,207
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                   0.00% to 1.75%           5.86%
Qualified III             14.669     14.965    2.02%       (7)                                           9.0                 134
Qualified V               14.688     14.290   (2.71%)                                                1,289.3              18,424
Qualified VI              14.751     14.374   (2.56%)                                            2,436,649.8          35,024,404
Qualified VIII            14.748     14.370   (2.56%)                                                1,615.4              23,214
Qualified X (1.15)        14.791     14.427   (2.46%)                                                8,545.9             123,292
Qualified X (1.25)        14.751     14.374   (2.56%)                                              284,425.7           4,088,335
Qualified XI              14.923     14.630   (1.96%)                                              203,746.6           2,980,813
Qualified XII (0.05)      14.784     14.611   (1.17%)      (6)                                      65,668.5             959,482
Qualified XII (0.35)      15.460     15.202   (1.67%)                                               76,014.1           1,155,566
Qualified XII (0.40)      15.046     14.787   (1.72%)                                                  559.3               8,271
Qualified XII (0.45)      15.419     15.147   (1.76%)                                               57,830.7             875,962
Qualified XII (0.55)      15.379     15.092   (1.87%)                                               15,014.7             226,602
Qualified XII (0.60)      15.183     15.065   (0.78%)      (2)                                      70,045.6           1,055,237
Qualified XII (0.65)      15.339     15.038   (1.96%)                                               12,404.4             186,538
Qualified XII (0.70)      15.319     15.011   (2.01%)                                               46,084.5             691,774
Qualified XII (0.75)      15.299     14.984   (2.06%)                                               73,912.7           1,107,508
Qualified XII (0.80)      14.930     14.615   (2.11%)                                              457,672.1           6,688,878
Qualified XII (0.85)      14.910     14.588   (2.16%)                                              145,443.4           2,121,728
Qualified XII (0.90)      14.890     14.561   (2.21%)                                                6,947.3             101,159
Qualified XII (0.95)      14.870     14.534   (2.26%)                                              156,767.2           2,278,455
Qualified XII (1.00)      14.851     14.508   (2.31%)                                              543,328.0           7,882,602
Qualified XII (1.05)      14.831     14.481   (2.36%)                                               69,170.8           1,001,662
Qualified XII (1.10)      14.811     14.454   (2.41%)                                               37,048.2             535,495
Qualified XII (1.15)      14.791     14.427   (2.46%)                                                5,029.2              72,556
Qualified XII (1.20)      14.771     14.401   (2.50%)                                                7,819.4             112,607
Qualified XII (1.25)      14.751     14.374   (2.56%)                                                9,458.9             135,962
Qualified XII (1.30)      14.731     14.348   (2.60%)                                                1,284.6              18,431
Qualified XII (1.35)      14.712     14.321   (2.66%)                                                1,324.1              18,963
Qualified XII (1.40)      14.692     14.295   (2.70%)                                               10,547.1             150,771
Qualified XII (1.50)      14.653     14.242   (2.80%)                                                  918.1              13,076
Qualified XV              14.870     14.534   (2.26%)                                               20,748.7             301,561

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XVI           $ 14.653   $ 14.242   (2.80%)                                               42,162.1     $       600,472
Qualified XVII            14.751     14.374   (2.56%)                                                7,620.3             109,534
Qualified XVIII           14.751     14.374   (2.56%)                                               15,433.5             221,841
Qualified XXI             14.906     14.592   (2.11%)                                               18,728.1             273,280
Qualified XXII            14.906     14.603   (2.03%)                                               38,319.9             559,585
Qualified XXIV            14.860     14.536   (2.18%)                                               37,986.4             552,170
Qualified XXV             14.774     14.491   (1.92%)                                               41,096.5             595,530
Qualified XXVI            14.768     14.463   (2.07%)                                               13,045.8             188,682
Qualified XXVII           15.377     15.014   (2.36%)                                              517,509.4           7,769,886
Qualified XXVIII          15.357     14.965   (2.55%)                                              511,903.8           7,660,640
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                 0.00% to 1.75%           4.91%
Qualified V               10.416     10.516    0.96%                                                   758.0               7,971
Qualified VI              10.461     10.579    1.13%                                             1,157,605.9          12,246,313
Qualified VIII             9.941     10.576    6.39%       (1)                                       1,138.0              12,035
Qualified X (1.15)        10.489     10.618    1.23%                                                16,834.1             178,744
Qualified X (1.25)        10.461     10.579    1.13%                                               134,001.8           1,417,605
Qualified XI              10.583     10.767    1.74%                                               108,657.5           1,169,915
Qualified XII (0.05)      10.431     10.753    3.09%       (6)                                      23,304.9             250,598
Qualified XII (0.35)      11.144     11.372    2.05%                                                38,549.2             438,382
Qualified XII (0.40)      10.338     10.882    5.26%       (1)                                          77.1                 839
Qualified XII (0.45)      11.115     11.331    1.94%                                                11,408.5             129,270
Qualified XII (0.55)      10.898     11.290    3.60%       (1)                                       3,235.0              36,523
Qualified XII (0.60)      11.130     11.270    1.26%       (2)                                       3,181.3              35,853
Qualified XII (0.65)      11.057     11.249    1.74%                                                60,052.2             675,527
Qualified XII (0.70)      11.042     11.229    1.69%                                                20,120.5             225,933
Qualified XII (0.75)      11.028     11.209    1.64%                                                16,254.9             182,201
Qualified XII (0.80)      10.588     10.756    1.59%                                               110,246.3           1,185,809
Qualified XII (0.85)      10.574     10.736    1.53%                                                48,920.3             525,208
Qualified XII (0.90)      10.559     10.716    1.49%                                                 1,349.9              14,465
Qualified XII (0.95)      10.545     10.696    1.43%                                                58,078.3             621,206
Qualified XII (1.00)      10.531     10.677    1.39%                                               180,346.2           1,925,556
Qualified XII (1.05)      10.517     10.657    1.33%                                                 7,455.4              79,452
Qualified XII (1.10)      10.503     10.637    1.28%                                                 8,426.1              89,628
Qualified XII (1.15)      10.489     10.618    1.23%                                                 3,338.2              35,445
Qualified XII (1.20)      10.475     10.598    1.17%                                                 3,370.9              35,725
Qualified XII (1.25)      10.461     10.579    1.13%                                                 4,434.8              46,916
Qualified XII (1.30)      10.447     10.559    1.07%                                                   171.5               1,811
Qualified XII (1.35)      10.433     10.540    1.03%                                                   227.5               2,398
Qualified XII (1.40)      10.419     10.520    0.97%                                                 7,759.9              81,634
Qualified XII (1.50)      10.391     10.481    0.87%                                                    91.9                 963
Qualified XV              10.545     10.696    1.43%                                                 9,281.7              99,277
Qualified XVI             10.391     10.481    0.87%                                                18,942.8             198,539
Qualified XVII            10.461     10.579    1.13%                                                12,866.1             136,111
Qualified XVIII           10.461     10.579    1.13%                                                 7,169.3              75,844
Qualified XXI             10.571     10.739    1.59%                                                 5,890.8              63,261
Qualified XXII            10.571     10.747    1.66%                                                21,656.7             232,745
Qualified XXIV            10.538     10.698    1.52%                                                10,634.0             113,763
Qualified XXV             10.477     10.665    1.79%                                                 9,997.8             106,627
Qualified XXVI            10.303     10.644    3.31%       (1)                                       6,129.0              65,237
Qualified XXVII           10.881     11.025    1.32%                                               292,146.5           3,220,915
Qualified XXVIII          10.866     10.989    1.13%                                               263,319.7           2,893,620
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                        0.00% to 1.75%           0.11%
Qualified V               11.434      8.581  (24.95%)                                                   11.5                  99
Qualified VI              11.484      8.632  (24.83%)                                              715,656.3           6,177,545
Qualified VIII            11.481      8.630  (24.83%)                                                   13.0                 112
Qualified X (1.15)        11.514      8.664  (24.75%)                                                1,072.9               9,296
Qualified X (1.25)        11.484      8.632  (24.83%)                                               80,579.1             695,559
Qualified XI              11.617      8.786  (24.37%)                                               17,216.9             151,268
Qualified XII (0.05)       9.713      8.774   (9.67%)      (6)                                       1,974.0              17,320
Qualified XII (0.35)      11.462      8.695  (24.14%)                                               17,234.2             149,851
Qualified XII (0.45)      11.433      8.663  (24.23%)                                               56,668.9             490,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP: (continued):
Qualified XII (0.55)    $ 11.403   $  8.632  (24.30%)                                                  723.2     $         6,243
Qualified XII (0.60)       9.095      8.616   (5.27%)      (8)                                         905.3               7,800
Qualified XII (0.65)      11.373      8.601  (24.37%)                                                1,682.8              14,474
Qualified XII (0.70)      11.358      8.585  (24.41%)                                               40,837.0             350,586
Qualified XII (0.75)      11.344      8.570  (24.45%)                                                7,954.3              68,168
Qualified XII (0.80)      11.623      8.777  (24.49%)                                               64,928.2             569,875
Qualified XII (0.85)      11.608      8.760  (24.53%)                                               36,688.7             321,393
Qualified XII (0.90)      11.592      8.744  (24.57%)                                                2,215.6              19,373
Qualified XII (0.95)      11.576      8.728  (24.60%)                                               25,721.5             224,497
Qualified XII (1.00)      11.561      8.712  (24.64%)                                              104,110.0             907,006
Qualified XII (1.05)      11.545      8.696  (24.68%)                                                3,613.5              31,423
Qualified XII (1.10)      11.530      8.680  (24.72%)                                                5,097.8              44,249
Qualified XII (1.15)      11.514      8.664  (24.75%)                                                2,847.6              24,672
Qualified XII (1.20)      11.499      8.648  (24.79%)                                                1,171.4              10,130
Qualified XII (1.25)      11.484      8.632  (24.83%)                                                3,880.9              33,500
Qualified XII (1.30)      11.468      8.616  (24.87%)                                                   91.5                 788
Qualified XII (1.40)      11.437      8.584  (24.95%)                                                3,040.8              26,102
Qualified XII (1.50)      11.407      8.553  (25.02%)                                                  587.9               5,028
Qualified XV              11.576      8.728  (24.60%)                                                1,565.0              13,659
Qualified XVI             11.407      8.553  (25.02%)                                                8,303.5              71,020
Qualified XVIII           11.484      8.632  (24.83%)                                                8,478.8              73,189
Qualified XXI             11.604      8.763  (24.48%)                                                2,750.9              24,106
Qualified XXII            11.604      8.770  (24.42%)                                               28,216.2             247,456
Qualified XXIV            11.568      8.729  (24.54%)                                               11,002.6              96,042
Qualified XXV             11.501      8.702  (24.34%)                                                6,894.0              59,992
Qualified XXVI            11.496      8.685  (24.45%)                                                  289.8               2,517
Qualified XXVII            8.094      6.096  (24.68%)                                                5,360.9              32,680
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                               0.00% to 1.75%           4.35%
Qualified III             15.599     15.039   (3.59%)                                                  621.2               9,342
Qualified V               15.465     14.885   (3.75%)                                                  584.6               8,702
Qualified VI              15.599     15.039   (3.59%)                                            1,083,315.3          16,291,979
Qualified X (1.15)        15.753     15.202   (3.50%)                                               15,761.2             239,602
Qualified X (1.25)        15.667     15.104   (3.59%)                                              336,932.1           5,089,023
Qualified XI              15.889     15.411   (3.01%)                                               48,909.5             753,744
Qualified XII (0.05)      15.689     15.349   (2.17%)      (6)                                      43,588.6             669,042
Qualified XII (0.35)      11.234     10.929   (2.71%)                                               38,156.5             417,012
Qualified XII (0.40)      14.600     14.196   (2.77%)                                                  145.5               2,065
Qualified XII (0.45)      11.204     10.889   (2.81%)                                               67,498.1             734,987
Qualified XII (0.55)      11.175     10.850   (2.91%)                                               13,869.1             150,480
Qualified XII (0.60)      11.137     10.830   (2.76%)      (2)                                          18.7                 203
Qualified XII (0.65)      11.146     10.811   (3.01%)                                               68,036.3             735,540
Qualified XII (0.70)      11.132     10.791   (3.06%)                                               35,171.9             379,540
Qualified XII (0.75)      11.117     10.772   (3.10%)                                               66,844.2             720,046
Qualified XII (0.80)      11.514     11.151   (3.15%)                                              117,599.1           1,311,348
Qualified XII (0.85)      14.497     14.033   (3.20%)                                               71,453.5           1,002,707
Qualified XII (0.90)      11.412     11.040   (3.26%)                                                3,429.6              37,863
Qualified XII (0.95)      14.430     13.954   (3.30%)                                               32,433.4             452,575
Qualified XII (1.00)      14.397     13.914   (3.35%)                                              280,328.4           3,900,489
Qualified XII (1.05)      14.363     13.875   (3.40%)                                               42,207.4             585,628
Qualified XII (1.10)      14.330     13.836   (3.45%)                                               30,463.7             421,496
Qualified XII (1.15)      14.297     13.797   (3.50%)                                               10,286.2             141,919
Qualified XII (1.20)      14.264     13.758   (3.55%)                                               17,388.0             239,224
Qualified XII (1.25)      14.231     13.720   (3.59%)                                                8,424.7             115,587
Qualified XII (1.30)      14.198     13.681   (3.64%)                                                2,682.7              36,702
Qualified XII (1.35)      13.694     13.642   (0.38%)      (4)                                           3.3                  45
Qualified XII (1.40)      14.132     13.604   (3.74%)                                                2,548.0              34,663
Qualified XII (1.50)      14.067     13.527   (3.84%)                                                  188.6               2,551
Qualified XV              15.789     15.268   (3.30%)                                                5,920.4              90,392
Qualified XVI             15.454     14.862   (3.83%)                                               19,581.0             291,013
Qualified XVII            15.795     15.281   (3.25%)                                               19,598.1             299,478
Qualified XVIII           15.864     15.348   (3.25%)                                               46,201.7             709,104

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XXI           $ 15.828   $ 15.328   (3.16%)                                                5,228.6     $        80,144
Qualified XXII            15.855     15.367   (3.08%)                                                5,463.5              83,958
Qualified XXIV            14.406     13.942   (3.22%)                                                2,428.7              33,861
Qualified XXV             15.623     15.161   (2.96%)                                                4,304.9              65,267
Qualified XXVI            15.616     15.131   (3.11%)                                                  527.1               7,976
Qualified XXVII           15.620     15.088   (3.41%)                                               51,195.7             772,440
Qualified XXVIII          14.862     15.039    1.19%      (12)                                         626.4               9,421
Annuity contracts in
  payment period                                                                                                         168,789
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                         0.00% to 1.75%           5.45%
Qualified I               47.509     48.793    2.70%                                                22,886.2           1,116,684
Qualified III             46.754     47.989    2.64%                                                 4,461.3             214,095
Qualified V               13.435     13.767    2.47%                                                20,324.7             279,810
Qualified VI              13.571     13.929    2.64%                                             9,788,389.4         136,342,476
Qualified VII             13.500     13.865    2.70%                                               268,289.9           3,719,839
Qualified VIII            13.066     13.410    2.63%                                                11,518.0             154,457
Qualified IX              13.531     13.923    2.90%                                                 2,006.5              27,937
Qualified X (1.15)        13.669     14.044    2.74%                                               190,821.4           2,679,896
Qualified X (1.25)        13.571     13.929    2.64%                                             2,629,444.0          36,625,525
Qualified XI              13.823     14.274    3.26%                                               453,275.7           6,470,058
Qualified XII (0.05)      14.025     14.216    1.36%       (6)                                      59,698.3             848,671
Qualified XII (0.35)      11.443     11.852    3.57%                                               535,159.4           6,342,709
Qualified XII (0.40)      12.448     12.886    3.52%                                                 2,530.5              32,608
Qualified XII (0.45)      11.413     11.809    3.47%                                               106,827.0           1,261,520
Qualified XII (0.55)      11.383     11.767    3.37%                                                38,644.1             454,725
Qualified XII (0.60)      11.396     11.745    3.06%       (2)                                      37,494.3             440,370
Qualified XII (0.65)      11.354     11.724    3.26%                                               319,091.5           3,741,029
Qualified XII (0.70)      11.339     11.703    3.21%                                               291,538.0           3,411,869
Qualified XII (0.75)      11.324     11.682    3.16%                                               354,704.5           4,143,658
Qualified XII (0.80)      11.456     11.812    3.11%                                             1,739,521.5          20,547,228
Qualified XII (0.85)      12.360     12.737    3.05%                                               515,676.5           6,568,171
Qualified XII (0.90)      11.398     11.740    3.00%                                                14,164.7             166,293
Qualified XII (0.95)      12.303     12.666    2.95%                                               907,363.0          11,492,660
Qualified XII (1.00)      12.274     12.630    2.90%                                             2,364,040.2          29,857,828
Qualified XII (1.05)      12.246     12.594    2.84%                                               134,426.8           1,692,971
Qualified XII (1.10)      12.218     12.559    2.79%                                               121,076.6           1,520,601
Qualified XII (1.15)      12.189     12.524    2.75%                                                76,506.1             958,163
Qualified XII (1.20)      12.161     12.488    2.69%                                                51,519.2             643,372
Qualified XII (1.25)      12.133     12.453    2.64%                                                31,486.5             392,102
Qualified XII (1.30)      12.105     12.418    2.59%                                                17,087.6             212,194
Qualified XII (1.35)      12.077     12.383    2.53%                                                 5,210.1              64,517
Qualified XII (1.40)      12.049     12.348    2.48%                                                28,987.0             357,931
Qualified XII (1.50)      11.993     12.279    2.38%                                                 4,958.5              60,885
Qualified XV              13.736     14.142    2.96%                                                48,394.0             684,388
Qualified XVI             13.445     13.765    2.38%                                               171,506.9           2,360,793
Qualified XVII            13.571     13.929    2.64%                                               391,787.1           5,457,203
Qualified XVIII           13.571     13.929    2.64%                                               778,425.0          10,842,682
Qualified XIX             47.509     48.793    2.70%                                                12,744.6             621,845
Qualified XX              46.754     47.989    2.64%                                                68,117.3           3,268,880
Qualified XXI             13.769     14.197    3.11%                                                77,731.6           1,103,555
Qualified XXII            13.792     14.232    3.19%                                               135,175.9           1,923,823
Qualified XXIV            12.282     12.655    3.04%                                               143,580.1           1,817,006
Qualified XXV             13.592     14.042    3.31%                                               125,327.2           1,759,844
Qualified XXVI            13.586     14.015    3.16%                                                37,077.3             519,639
Qualified XXVII           47.123     48.828    3.62%                                               764,353.3          37,321,843
Qualified XXVIII          46.754     47.990    2.64%                                               459,087.8          22,031,624
Qualified XXIX            46.754     47.989    2.64%                                                 2,218.5             106,462
Qualified XXX             46.746     47.860    2.38%                                                36,697.0           1,756,318
Annuity contracts in
  payment period                                                                                                         149,921
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                        0.00% to 1.75%           3.51%
Qualified V             $ 18.458   $ 18.926    2.54%                                                 1,465.8     $        27,741
Qualified VI              18.568     19.070    2.70%                                             2,827,320.3          53,916,999
Qualified VIII            18.563     19.063    2.69%                                                   749.9              14,296
Qualified X (1.15)        18.638     19.160    2.80%                                                 2,884.7              55,271
Qualified X (1.25)        18.568     19.070    2.70%                                               366,997.9           6,998,650
Qualified XI              18.843     19.469    3.32%                                               163,782.6           3,188,683
Qualified XII (0.05)      18.893     19.444    2.92%       (6)                                      36,062.8             701,205
Qualified XII (0.35)      12.732     13.195    3.64%                                                69,886.0             922,146
Qualified XII (0.40)      18.998     19.678    3.58%                                                   311.1               6,122
Qualified XII (0.45)      12.699     13.147    3.53%                                               210,230.7           2,763,903
Qualified XII (0.55)      12.666     13.100    3.43%                                                23,550.8             308,516
Qualified XII (0.60)      12.779     13.076    2.32%       (2)                                      36,305.4             474,730
Qualified XII (0.65)      12.633     13.052    3.32%                                                14,063.3             183,554
Qualified XII (0.70)      12.616     13.029    3.27%                                                40,459.1             527,142
Qualified XII (0.75)      12.600     13.005    3.21%                                               216,921.8           2,821,068
Qualified XII (0.80)      13.419     13.844    3.17%                                             2,121,732.5          29,373,265
Qualified XII (0.85)      18.847     19.434    3.11%                                               131,464.6           2,554,883
Qualified XII (0.90)      13.048     13.447    3.06%                                                22,618.7             304,154
Qualified XII (0.95)      18.777     19.342    3.01%                                               133,977.4           2,591,390
Qualified XII (1.00)      18.742     19.296    2.96%                                               798,137.7          15,400,865
Qualified XII (1.05)      18.707     19.251    2.91%                                                28,139.5             541,713
Qualified XII (1.10)      18.673     19.205    2.85%                                                22,420.7             430,589
Qualified XII (1.15)      18.638     19.160    2.80%                                                13,689.4             262,288
Qualified XII (1.20)      18.603     19.115    2.75%                                                15,471.4             295,736
Qualified XII (1.25)      18.568     19.070    2.70%                                                15,435.1             294,348
Qualified XII (1.30)      18.534     19.024    2.64%                                                 4,253.5              80,918
Qualified XII (1.35)      18.499     18.979    2.59%                                                   371.9               7,058
Qualified XII (1.40)      18.465     18.935    2.55%                                                 8,634.3             163,491
Qualified XII (1.50)      18.396     18.845    2.44%                                                 2,243.4              42,276
Qualified XV              18.777     19.342    3.01%                                                17,879.2             345,819
Qualified XVI             18.396     18.845    2.44%                                                44,050.3             830,127
Qualified XVII            18.568     19.070    2.70%                                                10,911.8             208,088
Qualified XVIII           18.801     19.377    3.06%                                                11,229.6             217,596
Qualified XXI             18.822     19.418    3.17%                                                17,604.7             341,849
Qualified XXII            18.822     19.434    3.25%                                                65,181.2           1,266,731
Qualified XXIV            18.754     19.334    3.09%                                                79,781.6           1,542,498
Qualified XXV             18.597     19.224    3.37%                                                28,245.7             542,996
Qualified XXVI            18.589     19.187    3.22%                                                 9,989.7             191,673
Qualified XXVII            9.145      9.410    2.90%                                               361,369.9           3,400,491
Annuity contracts in
  payment period                                                                                                          59,353
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                           0.00% to 1.75%           0.00%
Qualified V                5.824      4.424  (24.04%)                                                4,187.8              18,527
Qualified VI               5.831      4.436  (23.92%)                                            3,252,927.4          14,429,986
Qualified VIII             5.830      4.435  (23.93%)                                                1,374.3               6,095
Qualified X (1.15)         3.266      4.443   36.04%       (9)                                       2,277.1              10,117
Qualified X (1.25)         5.831      4.436  (23.92%)                                              394,228.6           1,748,798
Qualified XI               5.854      4.481  (23.45%)                                              316,766.1           1,419,429
Qualified XII (0.05)       4.815      4.475   (7.06%)      (6)                                      52,058.5             232,962
Qualified XII (0.35)       5.865      4.503  (23.22%)                                               86,256.3             388,412
Qualified XII (0.45)       3.259      4.495   37.93%       (9)                                         855.4               3,845
Qualified XII (0.55)       5.857      4.487  (23.39%)                                               14,659.2              65,776
Qualified XII (0.60)       6.538      4.483  (31.43%)      (2)                                       6,940.4              31,114
Qualified XII (0.70)       5.851      4.476  (23.50%)                                               33,874.4             151,622
Qualified XII (0.75)       5.849      4.472  (23.54%)                                               85,592.6             382,770
Qualified XII (0.80)       5.847      4.468  (23.58%)                                              882,962.4           3,945,076
Qualified XII (0.85)       5.845      4.464  (23.63%)                                              126,835.3             566,193
Qualified XII (0.90)       5.842      4.460  (23.66%)                                               15,740.4              70,202
Qualified XII (0.95)       5.840      4.456  (23.70%)                                              126,033.2             561,604
Qualified XII (1.00)       5.838      4.453  (23.72%)                                              881,479.7           3,925,229
Qualified XII (1.05)       5.836      4.449  (23.77%)                                               17,208.8              76,562
Qualified XII (1.10)       5.834      4.445  (23.81%)                                               19,649.9              87,344

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.15)    $  5.832   $  4.441  (23.85%)                                                8,801.6     $        39,088
Qualified XII (1.20)       5.830      4.437  (23.89%)                                               16,960.8              75,255
Qualified XII (1.25)       5.828      4.434  (23.92%)                                               10,886.6              48,271
Qualified XII (1.30)       5.826      4.430  (23.96%)                                                2,130.7               9,439
Qualified XII (1.35)       5.893      4.426  (24.89%)      (2)                                         764.8               3,385
Qualified XII (1.40)       5.822      4.422  (24.05%)                                                9,124.2              40,347
Qualified XII (1.50)       5.818      4.414  (24.13%)                                                  296.6               1,309
Qualified XV               5.842      4.458  (23.69%)                                               29,524.9             131,622
Qualified XVI              5.821      4.417  (24.12%)                                               31,262.4             138,086
Qualified XVII             5.841      4.454  (23.75%)                                               24,538.4             109,294
Qualified XVIII            5.841      4.454  (23.75%)                                               16,949.7              75,494
Qualified XXI              5.848      4.469  (23.58%)                                               37,134.9             165,956
Qualified XXII             5.848      4.473  (23.51%)                                              161,904.3             724,198
Qualified XXIV             5.842      4.461  (23.64%)                                               78,902.5             351,984
Qualified XXV              5.840      4.472  (23.42%)                                               44,851.5             200,576
Qualified XXVI             5.837      4.463  (23.54%)                                                6,338.6              28,289
Qualified XXVII            5.710      4.352  (23.78%)                                              342,338.2           1,489,856
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                    0.00% to 1.75%           4.66%
Qualified V               20.480     18.250  (10.89%)                                                1,569.4              28,641
Qualified VI              20.602     18.388  (10.75%)                                            2,189,268.1          40,256,262
Qualified VIII            20.596     18.382  (10.75%)                                                  447.1               8,218
Qualified X (1.15)        20.679     18.476  (10.65%)                                                5,521.9             102,022
Qualified X (1.25)        20.602     18.388  (10.75%)                                              305,476.9           5,617,110
Qualified XI              20.907     18.774  (10.20%)                                              142,063.4           2,667,099
Qualified XII (0.05)      20.990     18.750  (10.67%)      (6)                                       3,204.1              60,076
Qualified XII (0.35)      13.931     12.547   (9.93%)                                              101,406.7           1,272,350
Qualified XII (0.40)      21.079     18.975   (9.98%)                                                  330.2               6,266
Qualified XII (0.45)      13.895     12.502  (10.03%)                                               29,097.7             363,779
Qualified XII (0.55)      13.858     12.457  (10.11%)                                               28,686.6             357,349
Qualified XII (0.60)      14.318     12.434  (13.16%)      (2)                                      65,723.6             817,207
Qualified XII (0.65)      13.822     12.412  (10.20%)                                               93,824.8           1,164,553
Qualified XII (0.70)      13.804     12.389  (10.25%)                                              182,613.9           2,262,404
Qualified XII (0.75)      13.786     12.367  (10.29%)                                              254,222.9           3,143,975
Qualified XII (0.80)      15.163     13.595  (10.34%)                                            1,164,757.4          15,834,877
Qualified XII (0.85)      20.911     18.740  (10.38%)                                              100,115.0           1,876,155
Qualified XII (0.90)      14.834     13.287  (10.43%)                                               11,962.3             158,943
Qualified XII (0.95)      20.834     18.651  (10.48%)                                              131,375.0           2,450,275
Qualified XII (1.00)      20.795     18.607  (10.52%)                                              840,710.3          15,643,096
Qualified XII (1.05)      20.756     18.563  (10.57%)                                               31,764.9             589,651
Qualified XII (1.10)      20.718     18.519  (10.61%)                                               12,379.8             229,262
Qualified XII (1.15)      20.679     18.476  (10.65%)                                                9,254.3             170,982
Qualified XII (1.20)      20.641     18.432  (10.70%)                                               14,690.6             270,778
Qualified XII (1.25)      20.602     18.388  (10.75%)                                                7,402.4             136,115
Qualified XII (1.30)      20.564     18.345  (10.79%)                                                1,796.0              32,947
Qualified XII (1.35)      20.526     18.302  (10.84%)                                                  165.4               3,027
Qualified XII (1.40)      20.488     18.258  (10.88%)                                                5,533.7             101,034
Qualified XII (1.50)      20.412     18.172  (10.97%)                                                  906.3              16,469
Qualified XV              20.834     18.651  (10.48%)                                                9,959.9             185,762
Qualified XVI             20.412     18.172  (10.97%)                                               23,921.9             434,708
Qualified XVII            20.602     18.388  (10.75%)                                               18,333.3             337,112
Qualified XVIII           20.861     18.685  (10.43%)                                               19,225.8             359,234
Qualified XXI             20.884     18.725  (10.34%)                                               20,417.1             382,311
Qualified XXII            20.884     18.740  (10.27%)                                               40,212.6             753,584
Qualified XXIV            20.809     18.644  (10.40%)                                               49,202.7             917,336
Qualified XXV             20.634     18.538  (10.16%)                                               21,307.3             394,995
Qualified XXVI            20.625     18.502  (10.29%)                                                8,353.4             154,555
Qualified XXVII           15.556     13.911  (10.57%)                                              698,721.6           9,719,916
Qualified XXVIII          15.536     13.867  (10.74%)                                              676,401.3           9,379,657
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                     0.00% to 1.75%           7.37%
Qualified V             $ 12.068   $  9.128  (24.36%)                                                  361.4     $         3,299
Qualified VI              12.101      9.168  (24.24%)                                            1,022,140.5           9,370,984
Qualified VIII            12.099      9.166  (24.24%)                                                1,258.8              11,538
Qualified X (1.25)        12.101      9.168  (24.24%)                                              103,950.8             953,021
Qualified XI              12.205      9.303  (23.78%)                                               39,241.3             365,062
Qualified XII (0.05)      10.267      9.266   (9.75%)      (6)                                      26,847.6             248,770
Qualified XII (0.35)      12.286      9.393  (23.55%)                                               23,528.7             221,005
Qualified XII (0.45)       7.662      9.368   22.27%       (9)                                       2,190.8              20,523
Qualified XII (0.55)      12.245      9.342  (23.71%)                                               10,960.4             102,392
Qualified XII (0.60)      12.235      9.330  (23.74%)                                                5,426.3              50,627
Qualified XII (0.65)      12.224      9.317  (23.78%)                                                3,349.1              31,204
Qualified XII (0.70)      12.214      9.305  (23.82%)                                               22,118.2             205,810
Qualified XII (0.75)      12.204      9.292  (23.86%)                                               23,785.0             221,010
Qualified XII (0.80)      12.193      9.280  (23.89%)                                              141,985.2           1,317,623
Qualified XII (0.85)      12.183      9.267  (23.93%)                                               76,050.9             704,764
Qualified XII (0.90)      12.173      9.255  (23.97%)                                                4,934.0              45,664
Qualified XII (0.95)      12.162      9.242  (24.01%)                                               77,644.9             717,594
Qualified XII (1.00)      12.152      9.230  (24.05%)                                              191,701.8           1,769,408
Qualified XII (1.05)      12.142      9.217  (24.09%)                                                9,773.8              90,085
Qualified XII (1.10)      12.132      9.205  (24.13%)                                                9,957.2              91,656
Qualified XII (1.15)      12.121      9.192  (24.16%)                                                2,161.7              19,870
Qualified XII (1.20)      12.111      9.180  (24.20%)                                                6,231.4              57,204
Qualified XII (1.25)      12.101      9.168  (24.24%)                                                8,717.7              79,924
Qualified XII (1.30)      12.091      9.155  (24.28%)                                                1,796.9              16,451
Qualified XII (1.35)      12.081      9.143  (24.32%)                                                1,035.4               9,467
Qualified XII (1.40)      12.070      9.131  (24.35%)                                               10,569.5              96,510
Qualified XII (1.50)      12.050      9.106  (24.43%)                                                2,666.9              24,285
Qualified XV              12.130      9.218  (24.01%)                                                8,511.8              78,462
Qualified XVI             12.050      9.106  (24.43%)                                               24,465.8             222,786
Qualified XVII            12.106      9.172  (24.24%)                                                3,533.4              32,408
Qualified XVIII           12.106      9.172  (24.24%)                                                6,261.7              57,432
Qualified XXI             12.160      9.254  (23.90%)                                                8,301.8              76,825
Qualified XXII            12.160      9.262  (23.83%)                                               48,529.9             449,484
Qualified XXIV            12.160      9.248  (23.95%)                                               34,825.4             322,065
Qualified XXV             12.115      9.225  (23.85%)                                               16,204.2             149,484
Qualified XXVI            12.110      9.207  (23.97%)                                                2,546.3              23,444
Qualified XXVII            7.500      5.693  (24.09%)                                              134,976.1             768,419
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                        0.00% to 1.75%           0.05%
Qualified V                9.860      7.501  (23.92%)                                                   33.3                 250
Qualified VI               9.887      7.534  (23.80%)                                            2,942,079.4          22,165,626
Qualified VIII             9.885      7.532  (23.80%)                                                  716.4               5,396
Qualified X (1.15)         9.903      7.554  (23.72%)                                               19,314.0             145,898
Qualified X (1.25)         9.887      7.534  (23.80%)                                              251,216.4           1,892,664
Qualified XI               9.972      7.645  (23.34%)                                               51,947.9             397,142
Qualified XII (0.05)       8.677      7.615  (12.24%)      (6)                                      20,638.2             157,160
Qualified XII (0.15)       8.315      7.760   (6.67%)      (7)                                          49.2                 382
Qualified XII (0.35)      10.038      7.719  (23.10%)                                               61,032.5             471,110
Qualified XII (0.45)      10.021      7.698  (23.18%)                                               11,083.4              85,320
Qualified XII (0.55)      10.004      7.677  (23.26%)                                               47,385.8             363,781
Qualified XII (0.60)       9.996      7.667  (23.30%)                                               38,496.5             295,153
Qualified XII (0.65)       9.987      7.657  (23.33%)                                                2,706.5              20,724
Qualified XII (0.70)       9.979      7.646  (23.38%)                                               37,707.2             288,309
Qualified XII (0.75)       9.970      7.636  (23.41%)                                              106,588.9             813,913
Qualified XII (0.80)       9.962      7.626  (23.45%)                                              517,888.5           3,949,418
Qualified XII (0.85)       9.954      7.615  (23.50%)                                              153,707.8           1,170,485
Qualified XII (0.90)       9.945      7.605  (23.53%)                                                8,876.4              67,505
Qualified XII (0.95)       9.937      7.595  (23.57%)                                              137,710.2           1,045,909
Qualified XII (1.00)       9.928      7.585  (23.60%)                                              860,278.6           6,525,213
Qualified XII (1.05)       9.920      7.574  (23.65%)                                               63,880.6             483,832
Qualified XII (1.10)       9.912      7.564  (23.69%)                                               30,661.4             231,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.15)    $  9.903   $  7.554  (23.72%)                                               10,181.0     $        76,907
Qualified XII (1.20)       9.895      7.544  (23.76%)                                               31,088.0             234,528
Qualified XII (1.25)       9.887      7.534  (23.80%)                                               19,323.6             145,584
Qualified XII (1.30)       9.878      7.523  (23.84%)                                                9,769.1              73,493
Qualified XII (1.35)       9.870      7.513  (23.88%)                                                1,186.7               8,916
Qualified XII (1.40)       9.862      7.503  (23.92%)                                               16,419.7             123,197
Qualified XII (1.50)       9.845      7.483  (23.99%)                                                3,567.0              26,692
Qualified XV               9.911      7.575  (23.57%)                                                8,420.6              63,786
Qualified XVI              9.845      7.483  (23.99%)                                               38,470.3             287,873
Qualified XVII             9.891      7.537  (23.80%)                                               12,096.1              91,168
Qualified XVIII            9.891      7.537  (23.80%)                                                8,995.9              67,802
Qualified XXI              9.935      7.605  (23.45%)                                                2,816.0              21,416
Qualified XXII             9.935      7.611  (23.39%)                                               15,602.4             118,750
Qualified XXIV             9.935      7.599  (23.51%)                                               28,282.9             214,922
Qualified XXV              9.898      7.581  (23.41%)                                               14,348.1             108,773
Qualified XXVI             9.894      7.566  (23.53%)                                               24,172.1             182,886
Qualified XXVII            7.842      5.988  (23.64%)                                              309,796.3           1,855,060
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                   0.00% to 1.75%           0.21%
Qualified V                9.452      6.161  (34.82%)                                                  392.6               2,419
Qualified VI               9.477      6.188  (34.71%)                                            1,216,675.2           7,528,786
Qualified X (1.15)         9.493      6.204  (34.65%)                                                1,134.8               7,040
Qualified X (1.25)         9.477      6.188  (34.71%)                                              139,899.3             865,697
Qualified XII (0.05)       7.058      6.273  (11.12%)      (6)                                       8,770.6              55,018
Qualified XII (0.35)       9.622      6.340  (34.11%)                                               29,608.0             187,715
Qualified XII (0.45)       5.651      6.322   11.87%       (9)                                       1,399.4               8,847
Qualified XII (0.55)       9.590      6.305  (34.25%)                                               13,383.2              84,381
Qualified XII (0.60)       9.160      6.297  (31.26%)      (2)                                       4,758.1              29,962
Qualified XII (0.65)       9.574      6.288  (34.32%)                                                4,471.1              28,114
Qualified XII (0.70)       9.566      6.280  (34.35%)                                               19,066.7             119,739
Qualified XII (0.75)       9.558      6.272  (34.38%)                                               26,166.1             164,114
Qualified XII (0.80)       9.550      6.263  (34.42%)                                              289,852.9           1,815,349
Qualified XII (0.85)       9.542      6.255  (34.45%)                                               98,664.6             617,147
Qualified XII (0.90)       9.533      6.246  (34.48%)                                               31,877.4             199,106
Qualified XII (0.95)       9.525      6.238  (34.51%)                                               91,693.3             571,983
Qualified XII (1.00)       9.517      6.229  (34.55%)                                              244,743.6           1,524,508
Qualified XII (1.05)       9.509      6.221  (34.58%)                                               18,977.5             118,059
Qualified XII (1.10)       9.501      6.213  (34.61%)                                               10,507.3              65,282
Qualified XII (1.15)       9.493      6.204  (34.65%)                                                4,995.5              30,992
Qualified XII (1.20)       9.485      6.196  (34.68%)                                               12,714.8              78,781
Qualified XII (1.25)       9.477      6.188  (34.71%)                                               16,455.6             101,827
Qualified XII (1.30)       9.469      6.179  (34.74%)                                                2,225.3              13,750
Qualified XII (1.35)       9.461      6.171  (34.77%)                                                1,346.0               8,306
Qualified XII (1.40)       9.453      6.163  (34.80%)                                               10,441.0              64,348
Qualified XII (1.50)       9.437      6.146  (34.87%)                                                  905.1               5,563
Qualified XV               9.529      6.240  (34.52%)                                                5,934.9              37,034
Qualified XVI              9.437      6.146  (34.87%)                                               29,225.7             179,621
Qualified XVII             9.481      6.190  (34.71%)                                                7,892.4              48,854
Qualified XVIII            9.481      6.190  (34.71%)                                                5,703.9              35,307
Qualified XXI              9.552      6.265  (34.41%)                                                4,499.1              28,187
Qualified XXII             9.552      6.270  (34.36%)                                               22,059.2             138,311
Qualified XXIV             9.524      6.242  (34.46%)                                               24,342.4             151,945
Qualified XXV              9.489      6.226  (34.39%)                                               11,787.8              73,391
Qualified XXVI             9.485      6.214  (34.49%)                                               10,043.0              62,407
Qualified XXVII            7.162      4.685  (34.59%)                                              110,261.9             516,577
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                    0.00% to 1.75%           2.33%
Qualified III              9.942      8.584  (13.66%)                                                   53.0                 455
Qualified V                9.673      8.339  (13.79%)                                                   70.4                 587
Qualified VI               9.699      8.375  (13.65%)                                            1,044,830.1           8,750,452
Qualified VIII             9.685      8.373  (13.55%)      (5)                                           4.7                  39
Qualified X (1.15)         9.715      8.397  (13.57%)                                                1,875.2              15,746
Qualified X (1.25)         9.699      8.375  (13.65%)                                              162,644.9           1,362,151

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.05)    $  9.222   $  8.461   (8.25%)      (6)                                      16,434.0     $       139,048
Qualified XII (0.35)       9.848      8.580  (12.88%)                                               15,826.6             135,792
Qualified XII (0.45)       9.831      8.557  (12.96%)                                               85,810.0             734,276
Qualified XII (0.55)       9.814      8.534  (13.04%)                                                4,707.3              40,172
Qualified XII (0.60)       9.806      8.523  (13.08%)                                                3,593.1              30,624
Qualified XII (0.65)       9.798      8.511  (13.14%)                                                3,470.2              29,535
Qualified XII (0.70)       9.790      8.500  (13.18%)                                              111,847.3             950,702
Qualified XII (0.75)       9.781      8.488  (13.22%)                                               36,169.5             307,007
Qualified XII (0.80)       9.773      8.477  (13.26%)                                              367,238.2           3,113,078
Qualified XII (0.85)       9.765      8.465  (13.31%)                                               53,598.3             453,710
Qualified XII (0.90)       9.757      8.454  (13.35%)                                               18,378.9             155,375
Qualified XII (0.95)       9.748      8.443  (13.39%)                                               64,852.4             547,549
Qualified XII (1.00)       9.740      8.431  (13.44%)                                              255,962.3           2,158,018
Qualified XII (1.05)       9.732      8.420  (13.48%)                                               19,125.5             161,037
Qualified XII (1.10)       9.724      8.408  (13.53%)                                               25,349.4             213,138
Qualified XII (1.15)       9.715      8.397  (13.57%)                                                7,327.9              61,532
Qualified XII (1.20)       9.707      8.386  (13.61%)                                                5,729.4              48,047
Qualified XII (1.25)       9.699      8.375  (13.65%)                                               23,858.5             199,815
Qualified XII (1.30)       9.691      8.363  (13.70%)                                                1,317.4              11,017
Qualified XII (1.35)       9.683      8.352  (13.75%)                                                5,422.8              45,291
Qualified XII (1.40)       9.675      8.341  (13.79%)                                                4,552.1              37,969
Qualified XII (1.50)       9.658      8.318  (13.87%)                                                1,183.0               9,840
Qualified XV               9.719      8.417  (13.40%)                                                7,626.6              64,193
Qualified XVI              9.658      8.318  (13.87%)                                               18,992.4             157,979
Qualified XVII             9.703      8.378  (13.66%)                                               22,232.5             186,264
Qualified XVIII            9.703      8.378  (13.66%)                                                5,600.4              46,920
Qualified XXI              9.742      8.450  (13.26%)                                                2,694.0              22,764
Qualified XXII             9.742      8.457  (13.19%)                                               26,866.7             227,212
Qualified XXIV             9.746      8.448  (13.32%)                                               51,883.3             438,310
Qualified XXV              9.711      8.427  (13.22%)                                                5,138.7              43,304
Qualified XXVI             9.707      8.411  (13.35%)                                                1,332.4              11,207
Qualified XXVII            8.315      7.194  (13.48%)                                              197,986.2           1,424,313
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INCOME & GROWTH FUND:                         0.00% to 1.75%           1.36%
Qualified XII (1.10)      31.141     27.255  (12.48%)      (1)                                       4,490.7             122,394
Qualified XXVII            9.317      8.823   (5.30%)      (2)                                      57,413.2             506,557
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                             0.00% to 1.75%           5.40%
Qualified III             28.827     26.491   (8.10%)                                               19,628.9             519,989
Qualified V               22.095     20.272   (8.25%)                                                1,947.4              39,477
Qualified VI              21.722     19.962   (8.10%)                                              947,780.1          18,919,586
Qualified VIII            19.729     18.129   (8.11%)                                                5,131.9              93,037
Qualified X (1.25)        11.133     10.231   (8.10%)                                               36,378.6             372,189
Qualified XI              22.125     20.456   (7.54%)                                               69,838.5           1,428,617
Qualified XII (0.05)      21.386     20.374   (4.73%)      (6)                                         395.0               8,048
Qualified XII (0.35)      11.574     10.733   (7.27%)                                              147,280.5           1,580,762
Qualified XII (0.40)      16.152     14.971   (7.31%)                                                  179.8               2,692
Qualified XII (0.45)      11.543     10.694   (7.36%)                                               65,634.7             701,898
Qualified XII (0.55)      11.513     10.655   (7.45%)                                               12,082.9             128,743
Qualified XII (0.60)      11.035     10.636   (3.62%)      (7)                                       8,855.2              94,184
Qualified XII (0.65)      11.483     10.617   (7.54%)                                                4,909.6              52,125
Qualified XII (0.70)      11.468     10.598   (7.59%)                                               31,092.2             329,515
Qualified XII (0.75)      11.453     10.579   (7.63%)                                               74,558.2             788,751
Qualified XII (0.80)      12.041     11.116   (7.68%)                                              193,795.3           2,154,229
Qualified XII (0.85)      16.038     14.798   (7.73%)                                              209,908.6           3,106,227
Qualified XII (0.90)      11.918     10.991   (7.78%)                                                2,330.5              25,615
Qualified XII (0.95)      15.964     14.715   (7.82%)                                               74,268.1           1,092,855
Qualified XII (1.00)      15.927     14.673   (7.87%)                                              297,804.5           4,369,686
Qualified XII (1.05)      15.890     14.632   (7.92%)                                               25,366.1             371,157
Qualified XII (1.10)      15.853     14.591   (7.96%)                                               37,567.5             548,147
Qualified XII (1.15)      15.816     14.550   (8.00%)                                                9,675.2             140,774
Qualified XII (1.20)      15.780     14.509   (8.05%)                                                2,958.2              42,920
Qualified XII (1.25)      15.743     14.468   (8.10%)                                                3,685.8              53,326

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XII (1.30)    $ 15.707   $ 14.427   (8.15%)                                                1,988.5     $        28,688
Qualified XII (1.35)      15.670     14.386   (8.19%)                                                1,718.8              24,727
Qualified XII (1.40)      15.634     14.346   (8.24%)                                                4,470.9              64,140
Qualified XII (1.50)      15.562     14.265   (8.33%)                                                  370.5               5,285
Qualified XV              21.987     20.267   (7.82%)                                                5,994.8             121,496
Qualified XVI             21.521     19.727   (8.34%)                                               28,749.1             567,133
Qualified XVII            21.722     19.962   (8.10%)                                                  802.8              16,025
Qualified XVIII           11.133     10.231   (8.10%)                                                9,409.3              96,267
Qualified XXI             22.040     20.347   (7.68%)                                                3,726.2              75,818
Qualified XXII            22.077     20.397   (7.61%)                                                3,677.9              75,018
Qualified XXIV            15.937     14.702   (7.75%)                                               23,099.4             339,607
Qualified XXV             21.748     20.087   (7.64%)                                                5,566.7             111,818
Qualified XXVI            21.739     20.048   (7.78%)                                                  270.3               5,418
Qualified XXVII           28.864     26.578   (7.92%)                                              679,479.5          18,059,207
Qualified XXVIII          28.827     26.492   (8.10%)                                               67,387.3           1,785,224
---------------------------------------------------------------------------------------------------------------------------------
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND:                 0.00% to 1.75%           0.00%
Qualified XXVII            7.647      6.879  (10.04%)      (2)                                      13,413.7              92,273
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                      1.05% to 1.25%           5.70%
Qualified XXVII           17.427     16.538   (5.10%)                                            1,202,497.5          19,886,903
Qualified XXVIII          17.405     16.484   (5.29%)                                              103,285.6           1,702,560
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS:   0.00% to 1.75%           3.44%
Qualified III             25.097     21.749  (13.34%)                                                2,117.4              46,052
Qualified V               22.141     19.156  (13.48%)                                                5,199.5              99,601
Qualified VI              22.182     19.223  (13.34%)                                            8,115,293.2         156,000,282
Qualified VIII            22.324     19.344  (13.35%)                                                5,541.9             107,202
Qualified X (1.15)        25.063     21.741  (13.25%)                                                5,754.2             125,102
Qualified X (1.25)        24.923     21.598  (13.34%)                                              742,484.4          16,036,178
Qualified XI              22.594     19.698  (12.82%)                                              227,960.8           4,490,371
Qualified XII (0.05)      20.390     19.619   (3.78%)      (6)                                      32,888.2             645,234
Qualified XII (0.15)      11.840     11.652   (1.59%)      (7)                                          32.7                 381
Qualified XII (0.35)      13.229     11.569  (12.55%)                                              396,981.8           4,592,683
Qualified XII (0.40)      20.503     17.920  (12.60%)                                                2,183.4              39,126
Qualified XII (0.45)      13.195     11.527  (12.64%)                                              591,944.6           6,823,345
Qualified XII (0.55)      13.160     11.485  (12.73%)                                              108,307.3           1,243,909
Qualified XII (0.60)      12.621     11.465   (9.16%)      (2)                                     266,408.6           3,054,375
Qualified XII (0.65)      13.126     11.444  (12.81%)                                              275,047.2           3,147,640
Qualified XII (0.70)      13.109     11.423  (12.86%)                                              168,312.6           1,922,635
Qualified XII (0.75)      13.092     11.403  (12.90%)                                              497,659.6           5,674,812
Qualified XII (0.80)      14.375     12.514  (12.95%)                                            1,442,523.6          18,051,740
Qualified XII (0.85)      20.359     17.714  (12.99%)                                              318,515.6           5,642,186
Qualified XII (0.90)      14.009     12.183  (13.03%)                                               17,291.1             210,657
Qualified XII (0.95)      20.265     17.614  (13.08%)                                              545,556.7           9,609,436
Qualified XII (1.00)      20.218     17.564  (13.13%)                                            2,242,467.1          39,386,693
Qualified XII (1.05)      20.171     17.515  (13.17%)                                              167,705.1           2,937,354
Qualified XII (1.10)      20.124     17.466  (13.21%)                                               87,802.3           1,533,555
Qualified XII (1.15)      20.078     17.416  (13.26%)                                               50,343.1             876,775
Qualified XII (1.20)      20.031     17.367  (13.30%)                                               35,772.8             621,267
Qualified XII (1.25)      19.985     17.319  (13.34%)                                               27,983.1             484,639
Qualified XII (1.30)      19.938     17.270  (13.38%)                                                6,241.2             107,785
Qualified XII (1.35)      19.892     17.221  (13.43%)                                                  199.7               3,439
Qualified XII (1.40)      19.846     17.173  (13.47%)                                               24,303.8             417,369
Qualified XII (1.50)      19.755     17.076  (13.56%)                                                9,811.0             167,532
Qualified XV              22.453     19.516  (13.08%)                                               43,865.4             856,078
Qualified XVI             21.977     18.997  (13.56%)                                              156,910.4           2,980,827
Qualified XVII            22.182     19.223  (13.34%)                                               15,976.3             307,112
Qualified XVIII           24.923     21.598  (13.34%)                                               18,840.1             406,909
Qualified XXI             22.507     19.593  (12.95%)                                               56,333.1           1,103,735
Qualified XXII            22.544     19.641  (12.88%)                                              133,617.8           2,624,387
Qualified XXIV            20.231     17.599  (13.01%)                                              145,751.7           2,565,085

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XXV           $ 22.209   $ 19.343  (12.90%)                                               71,480.5     $     1,382,647
Qualified XXVI            22.199     19.306  (13.03%)                                               11,888.4             229,518
Qualified XXVII           25.130     21.820  (13.17%)                                            3,132,235.5          68,345,379
Qualified XXVIII          25.097     21.749  (13.34%)                                              477,544.2          10,386,108
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                      0.00% to 1.75%           5.91%
Qualified III             20.561     19.298   (6.14%)                                                  916.2              17,680
Qualified V               19.397     18.176   (6.29%)                                                2,244.3              40,793
Qualified VI              19.632     18.426   (6.14%)                                            5,040,744.0          92,880,749
Qualified VIII            19.557     18.354   (6.15%)                                                5,099.7              93,600
Qualified X (1.15)        24.729     23.233   (6.05%)                                               75,694.0           1,758,598
Qualified X (1.25)        24.567     23.057   (6.15%)                                            1,042,819.6          24,044,291
Qualified XI              19.996     18.882   (5.57%)                                              286,003.3           5,400,315
Qualified XII (0.05)      19.888     18.805   (5.45%)      (6)                                      19,227.7             361,577
Qualified XII (0.35)      11.419     10.815   (5.29%)                                              276,277.5           2,987,941
Qualified XII (0.40)      17.374     16.447   (5.34%)                                                  795.6              13,086
Qualified XII (0.45)      11.389     10.776   (5.38%)                                              325,193.9           3,504,290
Qualified XII (0.55)      11.360     10.737   (5.48%)                                               59,829.7             642,391
Qualified XII (0.60)      11.454     10.718   (6.43%)      (2)                                     292,698.5           3,137,143
Qualified XII (0.65)      11.330     10.698   (5.58%)                                              126,486.8           1,353,156
Qualified XII (0.70)      11.315     10.679   (5.62%)                                              170,131.2           1,816,831
Qualified XII (0.75)      11.300     10.660   (5.66%)                                              262,003.8           2,792,960
Qualified XII (0.80)      12.310     11.606   (5.72%)                                              875,115.5          10,156,591
Qualified XII (0.85)      17.252     16.257   (5.77%)                                              409,548.3           6,658,027
Qualified XII (0.90)      12.083     11.381   (5.81%)                                               11,263.8             128,193
Qualified XII (0.95)      17.172     16.166   (5.86%)                                              409,962.2           6,627,449
Qualified XII (1.00)      17.132     16.120   (5.91%)                                              743,883.4          11,991,400
Qualified XII (1.05)      17.092     16.075   (5.95%)                                              109,945.7           1,767,377
Qualified XII (1.10)      17.053     16.029   (6.00%)                                               91,020.1           1,458,961
Qualified XII (1.15)      17.013     15.984   (6.05%)                                               24,882.1             397,716
Qualified XII (1.20)      16.974     15.939   (6.10%)                                               31,625.2             504,074
Qualified XII (1.25)      16.935     15.894   (6.15%)                                               25,563.1             406,300
Qualified XII (1.30)      16.896     15.850   (6.19%)                                                8,324.9             131,949
Qualified XII (1.35)      16.856     15.805   (6.24%)                                                1,669.0              26,378
Qualified XII (1.40)      16.817     15.760   (6.29%)                                               18,021.8             284,024
Qualified XII (1.50)      16.740     15.672   (6.38%)                                                4,805.1              75,306
Qualified XV              19.871     18.707   (5.86%)                                               24,294.6             454,480
Qualified XVI             19.450     18.209   (6.38%)                                              136,761.5           2,490,291
Qualified XVII            19.632     18.426   (6.14%)                                               10,111.4             186,312
Qualified XVIII           24.567     23.057   (6.15%)                                               18,453.7             425,488
Qualified XXI             19.919     18.780   (5.72%)                                               23,278.3             437,166
Qualified XXII            19.952     18.827   (5.64%)                                               54,503.1           1,026,129
Qualified XXIV            17.143     16.152   (5.78%)                                               96,374.9           1,556,648
Qualified XXV             19.655     18.541   (5.67%)                                               37,990.6             704,384
Qualified XXVI            19.647     18.505   (5.81%)                                               20,834.3             385,539
Qualified XXVII           20.588     19.360   (5.96%)                                            1,746,305.9          33,808,483
Qualified XXVIII          20.561     19.298   (6.14%)                                              745,163.3          14,380,161
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                             0.00% to 1.75%           7.04%
Qualified I               21.644     17.611  (18.63%)                                                2,093.4              36,866
Qualified III             23.158     18.832  (18.68%)                                                  289.0               5,443
Qualified V               22.940     18.625  (18.81%)                                                2,897.4              53,964
Qualified VI              22.858     18.588  (18.68%)                                            9,927,690.0         184,535,902
Qualified VIII            23.130     18.808  (18.69%)                                                9,044.9             170,117
Qualified X (1.15)        32.002     26.050  (18.60%)                                               59,993.6           1,562,832
Qualified X (1.25)        31.791     25.853  (18.68%)                                            1,454,621.6          37,606,333
Qualified XI              23.282     19.048  (18.19%)                                              715,648.5          13,631,673
Qualified XII (0.05)      20.968     18.971   (9.52%)      (6)                                      43,076.6             817,206
Qualified XII (0.35)      14.798     12.143  (17.94%)                                              630,664.9           7,658,164
Qualified XII (0.40)      21.270     17.446  (17.98%)                                                1,710.2              29,837
Qualified XII (0.45)      14.760     12.100  (18.02%)                                              280,103.7           3,389,255
Qualified XII (0.55)      14.721     12.056  (18.10%)                                              133,394.6           1,608,205
Qualified XII (0.60)      14.702     12.034  (18.15%)                                              344,984.5           4,151,543

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (0.65)    $ 14.683   $ 12.012  (18.19%)                                              331,027.6     $     3,976,304
Qualified XII (0.70)      14.664     11.991  (18.23%)                                              230,639.0           2,765,592
Qualified XII (0.75)      14.645     11.969  (18.27%)                                              581,233.1           6,956,779
Qualified XII (0.80)      16.023     13.089  (18.31%)                                            2,269,302.5          29,702,901
Qualified XII (0.85)      21.120     17.245  (18.35%)                                              792,593.8          13,668,280
Qualified XII (0.90)      15.596     12.727  (18.40%)                                               60,877.3             774,785
Qualified XII (0.95)      21.023     17.147  (18.44%)                                              756,415.6          12,970,258
Qualified XII (1.00)      20.974     17.099  (18.48%)                                            1,960,651.3          33,525,177
Qualified XII (1.05)      20.926     17.051  (18.52%)                                              223,900.4           3,817,726
Qualified XII (1.10)      20.877     17.003  (18.56%)                                              105,975.1           1,801,895
Qualified XII (1.15)      20.829     16.955  (18.60%)                                               54,245.0             919,724
Qualified XII (1.20)      20.781     16.907  (18.64%)                                               85,637.1           1,447,867
Qualified XII (1.25)      20.733     16.860  (18.68%)                                               47,069.6             793,594
Qualified XII (1.30)      20.684     16.812  (18.72%)                                               14,251.7             239,600
Qualified XII (1.35)      20.637     16.765  (18.76%)                                                2,316.2              38,831
Qualified XII (1.40)      20.589     16.718  (18.80%)                                               51,222.0             856,330
Qualified XII (1.50)      20.494     16.624  (18.88%)                                                4,426.5              73,586
Qualified XV              23.137     18.872  (18.43%)                                               73,610.9           1,389,184
Qualified XVI             22.646     18.369  (18.89%)                                              211,009.7           3,876,037
Qualified XVII            22.858     18.588  (18.68%)                                               47,724.1             887,096
Qualified XVIII           31.791     25.853  (18.68%)                                               67,987.7           1,757,685
Qualified XXI             23.193     18.946  (18.31%)                                               76,737.3           1,453,865
Qualified XXII            23.231     18.993  (18.24%)                                               96,334.6           1,829,683
Qualified XXIV            20.988     17.133  (18.37%)                                              199,670.9           3,420,961
Qualified XXV             22.885     18.704  (18.27%)                                              179,206.1           3,351,870
Qualified XXVI            22.876     18.668  (18.39%)                                               42,755.4             798,157
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL CLASS:                        0.75% to 1.50%          12.33%
Qualified XXVII            7.389      6.453  (12.67%)                                              227,667.6           1,469,139
Qualified XXVIII           7.379      6.432  (12.83%)                                              182,904.9           1,176,444
Annuity contracts in
  payment period                                                                                                          48,688
---------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                          1.05% to 1.25%           1.12%
Qualified XXVII           25.246     21.956  (13.03%)                                            3,861,877.2          84,791,375
Qualified XXVIII          25.213     21.885  (13.20%)                                              516,580.4          11,305,363
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS:                           0.00% to 1.75%          13.21%
Qualified V               15.241     11.846  (22.28%)                                                  207.2               2,455
Qualified VI              15.374     11.968  (22.15%)                                              619,426.7           7,413,299
Qualified VIII            15.367     11.962  (22.16%)                                                  357.0               4,270
Qualified X (1.15)        15.943     12.424  (22.07%)                                                8,056.9             100,099
Qualified X (1.25)        15.838     12.330  (22.15%)                                              137,441.8           1,694,658
Qualified XI              15.659     12.264  (21.68%)                                               23,597.9             289,405
Qualified XII (0.05)      13.786     12.215  (11.40%)      (6)                                       1,811.2              22,124
Qualified XII (0.35)      10.828      8.506  (21.44%)                                               56,983.4             484,701
Qualified XII (0.40)      15.074     11.835  (21.49%)                                                  251.2               2,973
Qualified XII (0.45)      10.799      8.475  (21.52%)                                               20,631.5             174,852
Qualified XII (0.55)      10.771      8.444  (21.60%)                                                8,801.3              74,318
Qualified XII (0.60)      10.096      8.429  (16.51%)      (2)                                      10,449.5              88,079
Qualified XII (0.65)      10.743      8.414  (21.68%)                                               23,263.1             195,736
Qualified XII (0.70)      10.729      8.399  (21.72%)                                               19,219.4             161,424
Qualified XII (0.75)      10.715      8.384  (21.75%)                                               17,806.7             149,291
Qualified XII (0.80)      11.957      9.350  (21.80%)                                               51,087.8             477,671
Qualified XII (0.85)      14.968     11.699  (21.84%)                                               38,755.2             453,397
Qualified XII (0.90)      11.949      9.335  (21.88%)                                                5,300.6              49,481
Qualified XII (0.95)      14.898     11.633  (21.92%)                                               24,429.0             284,183
Qualified XII (1.00)      14.864     11.600  (21.96%)                                               80,175.9             930,041
Qualified XII (1.05)      14.830     11.568  (22.00%)                                               10,958.2             126,764
Qualified XII (1.10)      14.795     11.535  (22.03%)                                               11,538.1             133,092
Qualified XII (1.15)      14.761     11.502  (22.08%)                                                6,014.3              69,177
Qualified XII (1.20)      14.727     11.470  (22.12%)                                                2,348.8              26,941
Qualified XII (1.25)      14.693     11.438  (22.15%)                                                9,530.9             109,015
Qualified XII (1.30)      14.659     11.406  (22.19%)                                                1,871.1              21,342

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (1.35)    $ 14.625   $ 11.373  (22.24%)                                                  121.0     $         1,376
Qualified XII (1.40)      14.591     11.341  (22.27%)                                                2,207.9              25,040
Qualified XII (1.50)      14.523     11.278  (22.34%)                                                   36.8                 415
Qualified XV              15.561     12.151  (21.91%)                                                4,798.1              58,302
Qualified XVI             15.231     11.827  (22.35%)                                               15,492.2             183,226
Qualified XVII            15.374     11.968  (22.15%)                                                1,363.7              16,321
Qualified XVIII           15.838     12.330  (22.15%)                                                1,213.1              14,958
Qualified XXI             15.599     12.198  (21.80%)                                                7,543.9              92,020
Qualified XXII            15.625     12.229  (21.73%)                                               17,638.3             215,699
Qualified XXIV            14.874     11.623  (21.86%)                                               25,655.9             298,198
Qualified XXV             15.392     12.043  (21.76%)                                                9,165.3             110,378
Qualified XXVI            15.386     12.020  (21.88%)                                                1,792.3              21,544
Qualified XXVII            8.471      6.608  (21.99%)                                               28,690.1             189,584
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND:                                0.00% to 1.75%           0.00%
Qualified VI               8.108     10.293   26.95%       (9)                                       9,278.7              95,506
Qualified X (1.25)         8.071     10.293   27.53%       (9)                                       1,354.4              13,941
Qualified XII (0.95)      10.307     10.307    0.00%      (12)                                         236.9               2,442
Qualified XII (1.50)       9.925     10.282    3.60%       (8)                                          17.0                 175
Qualified XVIII            8.325     10.293   23.64%      (10)                                       1,715.8              17,661
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                       0.00% to 1.75%           0.00%
Qualified I               21.908     13.107  (40.17%)                                                2,338.3              30,648
Qualified III             36.122     21.598  (40.21%)                                               73,818.2           1,594,325
Qualified V               31.095     18.562  (40.31%)                                                5,814.7             107,932
Qualified VI              31.406     18.778  (40.21%)                                           13,156,545.6         247,053,614
Qualified VIII            31.390     18.767  (40.21%)                                               10,005.8             187,778
Qualified X (1.15)        30.490     18.249  (40.15%)                                               52,073.2             950,284
Qualified X (1.25)        30.318     18.127  (40.21%)                                            1,307,190.7          23,695,445
Qualified XI              31.989     19.243  (39.84%)                                              927,250.3          17,843,077
Qualified XII (0.05)      22.649     19.165  (15.38%)      (6)                                     175,169.2           3,357,118
Qualified XII (0.15)      12.937     11.259  (12.97%)      (7)                                          33.4                 376
Qualified XII (0.35)      18.526     11.178  (39.66%)                                              990,670.0          11,073,709
Qualified XII (0.40)      21.535     12.987  (39.69%)                                                5,603.2              72,769
Qualified XII (0.45)      18.477     11.137  (39.73%)                                              407,157.8           4,534,516
Qualified XII (0.55)      18.429     11.097  (39.79%)                                              161,687.6           1,794,247
Qualified XII (0.60)      18.405     11.077  (39.82%)                                              446,282.1           4,943,467
Qualified XII (0.65)      18.381     11.057  (39.85%)                                              259,793.1           2,872,532
Qualified XII (0.70)      18.357     11.037  (39.88%)                                              329,052.2           3,631,749
Qualified XII (0.75)      18.333     11.017  (39.91%)                                              710,208.1           7,824,363
Qualified XII (0.80)      19.747     11.861  (39.94%)                                            3,594,800.5          42,637,929
Qualified XII (0.85)      21.383     12.837  (39.97%)                                            1,011,774.8          12,988,153
Qualified XII (0.90)      19.367     11.621  (40.00%)                                               49,490.4             575,128
Qualified XII (0.95)      21.284     12.765  (40.03%)                                            1,103,526.2          14,086,512
Qualified XII (1.00)      21.235     12.729  (40.06%)                                            3,633,556.8          46,251,544
Qualified XII (1.05)      21.186     12.693  (40.09%)                                              252,869.2           3,209,669
Qualified XII (1.10)      21.137     12.657  (40.12%)                                              170,758.9           2,161,295
Qualified XII (1.15)      21.088     12.621  (40.15%)                                               77,962.4             983,963
Qualified XII (1.20)      21.039     12.586  (40.18%)                                              103,448.0           1,301,996
Qualified XII (1.25)      20.990     12.550  (40.21%)                                               72,227.6             906,457
Qualified XII (1.30)      20.942     12.515  (40.24%)                                               18,926.5             236,865
Qualified XII (1.35)      20.893     12.479  (40.27%)                                                5,094.0              63,568
Qualified XII (1.40)      20.845     12.444  (40.30%)                                               61,717.5             768,012
Qualified XII (1.50)      20.748     12.374  (40.36%)                                               13,963.3             172,782
Qualified XV              31.789     19.065  (40.03%)                                              137,586.9           2,623,094
Qualified XVI             31.115     18.557  (40.36%)                                              235,033.5           4,361,517
Qualified XVII            31.406     18.778  (40.21%)                                               53,201.9             999,026
Qualified XVIII           30.318     18.127  (40.21%)                                               67,109.2           1,216,488
Qualified XXI             31.866     19.140  (39.94%)                                              158,484.4           3,033,391
Qualified XXII            31.919     19.187  (39.89%)                                              183,873.9           3,527,988
Qualified XXIV            21.249     12.754  (39.98%)                                              336,511.1           4,291,862
Qualified XXV             31.443     18.895  (39.91%)                                              276,563.4           5,225,665

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXVI          $ 31.430   $ 18.859  (40.00%)                                               75,023.1     $     1,414,860
Qualified XXVII           36.169     21.668  (40.09%)                                            3,316,994.3          71,872,632
Qualified XXVIII          36.122     21.598  (40.21%)                                              598,743.2          12,931,655
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                0.00% to 1.75%           2.71%
Qualified III             24.071     22.652   (5.90%)                                                  674.5              15,279
Qualified V               23.857     22.415   (6.04%)                                                1,116.4              25,024
Qualified VI              24.064     22.646   (5.89%)                                            7,232,078.8         163,777,656
Qualified VIII            24.054     22.634   (5.90%)                                                4,349.7              98,451
Qualified X (1.15)        25.109     23.652   (5.80%)                                               73,228.0           1,731,989
Qualified X (1.25)        24.969     23.498   (5.89%)                                            1,038,256.0          24,396,940
Qualified XI              24.511     23.206   (5.32%)                                              450,547.4          10,455,403
Qualified XII (0.05)      23.624     23.112   (2.17%)      (6)                                      86,430.4           1,997,580
Qualified XII (0.35)      14.550     13.817   (5.04%)                                              398,904.8           5,511,667
Qualified XII (0.40)      21.980     20.862   (5.09%)                                                1,945.9              40,595
Qualified XII (0.45)      14.512     13.767   (5.13%)                                              710,875.0           9,786,616
Qualified XII (0.55)      14.474     13.717   (5.23%)                                              154,190.0           2,115,024
Qualified XII (0.60)      14.455     13.692   (5.28%)                                              289,818.9           3,968,201
Qualified XII (0.65)      14.436     13.668   (5.32%)                                              278,332.0           3,804,242
Qualified XII (0.70)      14.418     13.643   (5.38%)                                              160,844.1           2,194,396
Qualified XII (0.75)      14.399     13.618   (5.42%)                                              498,519.5           6,788,838
Qualified XII (0.80)      15.540     14.690   (5.47%)                                            1,370,457.7          20,132,023
Qualified XII (0.85)      21.825     20.621   (5.52%)                                              238,039.2           4,908,606
Qualified XII (0.90)      15.203     14.357   (5.56%)                                               36,137.4             518,825
Qualified XII (0.95)      21.724     20.505   (5.61%)                                              453,463.4           9,298,267
Qualified XII (1.00)      21.674     20.447   (5.66%)                                            1,820,729.5          37,228,457
Qualified XII (1.05)      21.623     20.390   (5.70%)                                              160,978.8           3,282,358
Qualified XII (1.10)      21.573     20.332   (5.75%)                                               73,038.5           1,485,018
Qualified XII (1.15)      21.523     20.275   (5.80%)                                               69,825.5           1,415,712
Qualified XII (1.20)      21.474     20.218   (5.85%)                                               44,269.9             895,049
Qualified XII (1.25)      21.424     20.161   (5.90%)                                               29,572.1             596,203
Qualified XII (1.30)      21.374     20.104   (5.94%)                                               14,744.2             296,418
Qualified XII (1.35)      21.325     20.048   (5.99%)                                                1,251.1              25,083
Qualified XII (1.40)      21.276     19.991   (6.04%)                                               46,952.6             938,629
Qualified XII (1.50)      21.177     19.879   (6.13%)                                                3,645.6              72,471
Qualified XV              24.358     22.991   (5.61%)                                               47,389.8           1,089,538
Qualified XVI             23.841     22.379   (6.13%)                                              154,836.8           3,465,092
Qualified XVII            24.064     22.646   (5.89%)                                               27,092.5             613,536
Qualified XVIII           24.969     23.498   (5.89%)                                               76,043.9           1,786,879
Qualified XXI             24.417     23.082   (5.47%)                                               35,056.4             809,172
Qualified XXII            24.457     23.138   (5.39%)                                               66,355.9           1,535,343
Qualified XXIV            21.688     20.487   (5.54%)                                              120,125.2           2,461,004
Qualified XXV             24.093     22.787   (5.42%)                                              147,460.5           3,360,183
Qualified XXVI            24.083     22.743   (5.56%)                                               22,726.3             516,864
Qualified XXVII            9.491      8.949   (5.71%)                                              559,998.8           5,011,429
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO -- S SHARES:                    0.00% to 1.75%           1.25%
Qualified XXVII            8.800      7.388  (16.05%)      (2)                                      71,781.5             530,322
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES:                         0.00% to 1.75%           6.11%
Qualified III             16.372     17.419    6.40%                                                 6,497.9             113,187
Qualified V               16.147     17.152    6.22%                                                 1,470.3              25,219
Qualified VI              16.308     17.351    6.40%                                             1,460,674.5          25,344,164
Qualified VIII            16.300     17.341    6.39%                                                   201.0               3,485
Qualified X (1.25)        10.971     11.672    6.39%                                               162,058.9           1,891,551
Qualified XI              16.611     17.780    7.04%                                                81,053.5           1,441,131
Qualified XII (0.05)      17.060     17.708    3.80%       (6)                                      12,175.5             215,603
Qualified XII (0.35)      11.206     12.031    7.36%                                               103,464.0           1,244,775
Qualified XII (0.40)      13.980     15.001    7.30%                                                   652.4               9,787
Qualified XII (0.45)      11.177     11.987    7.25%                                               126,824.7           1,520,248
Qualified XII (0.55)      11.148     11.944    7.14%                                                32,870.0             392,599
Qualified XII (0.60)      11.340     11.922    5.13%       (2)                                      55,975.4             667,339
Qualified XII (0.65)      11.119     11.901    7.03%                                               119,542.2           1,422,672

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES: (continued):
Qualified XII (0.70)    $ 11.104   $ 11.879    6.98%                                               125,912.2     $     1,495,711
Qualified XII (0.75)      11.090     11.858    6.93%                                                47,112.2             558,656
Qualified XII (0.80)      11.308     12.085    6.87%                                               362,170.7           4,376,833
Qualified XII (0.85)      13.881     14.828    6.82%                                               105,379.2           1,562,563
Qualified XII (0.90)      11.280     12.044    6.77%                                                 4,325.7              52,099
Qualified XII (0.95)      13.817     14.745    6.72%                                               111,627.1           1,645,942
Qualified XII (1.00)      13.785     14.703    6.66%                                               622,608.5           9,154,213
Qualified XII (1.05)      13.753     14.662    6.61%                                                30,937.1             453,600
Qualified XII (1.10)      13.722     14.621    6.55%                                                39,214.6             573,357
Qualified XII (1.15)      13.690     14.579    6.49%                                                10,047.1             146,476
Qualified XII (1.20)      13.658     14.538    6.44%                                                14,538.2             211,356
Qualified XII (1.25)      13.626     14.497    6.39%                                                10,487.5             152,037
Qualified XII (1.30)      13.595     14.457    6.34%                                                   773.0              11,175
Qualified XII (1.35)      13.563     14.416    6.29%                                                 1,067.8              15,394
Qualified XII (1.40)      13.532     14.375    6.23%                                                13,733.4             197,418
Qualified XII (1.50)      13.469     14.294    6.13%                                                   820.4              11,727
Qualified XV              16.507     17.615    6.71%                                                 7,227.8             127,317
Qualified XVI             16.157     17.147    6.13%                                                25,089.8             430,215
Qualified XVII            16.308     17.351    6.40%                                                 1,231.1              21,360
Qualified XVIII           11.175     11.672    4.45%       (2)                                       7,152.4              83,483
Qualified XXI             16.547     17.685    6.88%                                                10,388.6             183,722
Qualified XXII            16.575     17.728    6.96%                                                 9,818.8             174,068
Qualified XXIV            13.794     14.732    6.80%                                                26,491.3             390,270
Qualified XXV             16.328     17.459    6.93%                                                16,604.6             289,899
Qualified XXVI            16.321     17.425    6.76%                                                 7,646.9             133,248
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                  0.00% to 1.75%           0.25%
Qualified I               21.330     15.863  (25.63%)                                                   48.4                 767
Qualified III             27.035     20.094  (25.67%)                                                1,948.6              39,155
Qualified V               24.589     18.246  (25.80%)                                                1,851.0              33,773
Qualified VI              24.782     18.419  (25.68%)                                            6,230,644.3         114,762,237
Qualified VIII            24.792     18.425  (25.68%)                                                2,885.5              53,166
Qualified X (1.15)        26.652     19.829  (25.60%)                                               44,919.9             890,716
Qualified X (1.25)        26.504     19.699  (25.68%)                                              827,886.5          16,308,537
Qualified XI              25.242     18.875  (25.22%)                                              467,541.0           8,824,837
Qualified XII (0.05)      22.306     18.799  (15.72%)      (6)                                      44,598.6             838,410
Qualified XII (0.35)      14.289     10.717  (25.00%)                                              404,888.4           4,339,189
Qualified XII (0.40)      21.734     16.292  (25.04%)                                                1,809.7              29,483
Qualified XII (0.45)      14.251     10.678  (25.07%)                                              560,456.5           5,984,555
Qualified XII (0.55)      14.214     10.639  (25.15%)                                               88,296.5             939,386
Qualified XII (0.60)      15.428     10.620  (31.16%)      (1)                                     260,337.9           2,764,788
Qualified XII (0.65)      14.177     10.601  (25.22%)                                               51,355.8             544,423
Qualified XII (0.70)      14.159     10.582  (25.26%)                                              327,185.9           3,462,281
Qualified XII (0.75)      14.140     10.563  (25.30%)                                              382,926.3           4,044,850
Qualified XII (0.80)      15.543     11.604  (25.34%)                                            1,806,994.7          20,968,366
Qualified XII (0.85)      21.581     16.104  (25.38%)                                              635,214.3          10,229,491
Qualified XII (0.90)      15.062     11.234  (25.41%)                                               22,306.1             250,587
Qualified XII (0.95)      21.481     16.014  (25.45%)                                              421,489.2           6,749,728
Qualified XII (1.00)      21.431     15.969  (25.49%)                                            1,110,536.4          17,734,156
Qualified XII (1.05)      21.382     15.924  (25.53%)                                              116,083.2           1,848,509
Qualified XII (1.10)      21.332     15.879  (25.56%)                                               72,514.0           1,151,450
Qualified XII (1.15)      21.283     15.834  (25.60%)                                               32,481.6             514,314
Qualified XII (1.20)      21.234     15.789  (25.64%)                                               49,169.7             776,341
Qualified XII (1.25)      21.184     15.745  (25.68%)                                               39,970.2             629,331
Qualified XII (1.30)      21.135     15.701  (25.71%)                                               10,656.9             167,324
Qualified XII (1.35)      21.086     15.656  (25.75%)                                                1,405.2              22,000
Qualified XII (1.40)      21.038     15.612  (25.79%)                                               24,527.3             382,920
Qualified XII (1.50)      20.940     15.524  (25.86%)                                                6,364.6              98,804
Qualified XV              25.084     18.700  (25.45%)                                               50,761.7             949,243
Qualified XVI             24.552     18.202  (25.86%)                                              129,065.2           2,349,244
Qualified XVII            24.782     18.419  (25.68%)                                               37,110.8             683,544
Qualified XVIII           26.504     19.699  (25.68%)                                               38,107.3             750,675

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXI           $ 25.145   $ 18.774  (25.34%)                                               58,649.5     $     1,101,086
Qualified XXII            25.187     18.820  (25.28%)                                               96,674.2           1,819,408
Qualified XXIV            21.445     16.000  (25.39%)                                              105,687.1           1,690,993
Qualified XXV             24.812     18.534  (25.30%)                                              124,839.1           2,313,767
Qualified XXVI            24.801     18.498  (25.41%)                                               22,400.2             414,359
Qualified XXVII           27.071     20.159  (25.53%)                                            2,654,330.2          53,508,643
Qualified XXVIII          27.035     20.094  (25.67%)                                              693,079.7          13,926,744
Annuity contracts in
  payment period                                                                                                         727,531
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                        0.00% to 1.75%           0.45%
Qualified I               24.185     18.535  (23.36%)                                                2,110.6              39,120
Qualified III             32.189     24.654  (23.41%)                                                2,206.4              54,397
Qualified V               28.765     21.997  (23.53%)                                                4,269.0              93,906
Qualified VI              28.796     22.056  (23.41%)                                           14,623,767.5         322,541,817
Qualified VIII            28.703     21.983  (23.41%)                                               10,551.0             231,942
Qualified X (1.15)        32.523     24.936  (23.33%)                                               30,177.7             752,512
Qualified X (1.25)        32.342     24.771  (23.41%)                                            1,480,954.3          36,684,718
Qualified XI              29.330     22.601  (22.94%)                                            1,008,881.3          22,801,726
Qualified XII (0.05)      25.296     22.510  (11.01%)      (6)                                     176,426.0           3,971,349
Qualified XII (0.15)      11.575     10.980   (5.14%)      (7)                                          35.1                 385
Qualified XII (0.35)      14.104     10.901  (22.71%)                                            1,191,347.0          12,986,874
Qualified XII (0.40)      24.188     18.686  (22.75%)                                                5,871.6             109,717
Qualified XII (0.45)      14.068     10.862  (22.79%)                                            1,074,941.9          11,676,019
Qualified XII (0.55)      14.031     10.823  (22.86%)                                              190,558.7           2,062,417
Qualified XII (0.60)      14.013     10.803  (22.91%)                                              697,543.5           7,535,562
Qualified XII (0.65)      13.994     10.784  (22.94%)                                              272,886.1           2,942,804
Qualified XII (0.70)      13.976     10.764  (22.98%)                                              454,510.2           4,892,348
Qualified XII (0.75)      13.958     10.745  (23.02%)                                            1,176,543.2          12,641,957
Qualified XII (0.80)      16.390     12.611  (23.06%)                                            4,694,956.2          59,208,093
Qualified XII (0.85)      24.018     18.471  (23.10%)                                              972,146.9          17,956,526
Qualified XII (0.90)      15.998     12.297  (23.13%)                                               51,113.2             628,539
Qualified XII (0.95)      23.907     18.367  (23.17%)                                              992,482.0          18,228,916
Qualified XII (1.00)      23.852     18.315  (23.21%)                                            3,691,115.2          67,602,774
Qualified XII (1.05)      23.796     18.263  (23.25%)                                              331,090.3           6,046,702
Qualified XII (1.10)      23.741     18.212  (23.29%)                                              151,240.6           2,754,393
Qualified XII (1.15)      23.686     18.161  (23.33%)                                               89,662.1           1,628,353
Qualified XII (1.20)      23.632     18.109  (23.37%)                                               79,146.4           1,433,262
Qualified XII (1.25)      23.577     18.058  (23.41%)                                               51,270.7             925,846
Qualified XII (1.30)      23.522     18.008  (23.44%)                                               12,768.1             229,928
Qualified XII (1.35)      23.468     17.957  (23.48%)                                                3,170.9              56,940
Qualified XII (1.40)      23.414     17.906  (23.52%)                                               49,760.8             891,017
Qualified XII (1.50)      23.305     17.806  (23.60%)                                               12,160.7             216,534
Qualified XV              29.147     22.392  (23.18%)                                              119,182.2           2,668,727
Qualified XVI             28.529     21.796  (23.60%)                                              248,276.3           5,411,431
Qualified XVII            28.796     22.056  (23.41%)                                               63,484.3           1,400,210
Qualified XVIII           32.342     24.771  (23.41%)                                               72,903.7           1,805,898
Qualified XXI             29.217     22.480  (23.06%)                                              115,698.8           2,600,910
Qualified XXII            29.266     22.536  (23.00%)                                              205,808.3           4,638,095
Qualified XXIV            23.867     18.351  (23.11%)                                              254,989.5           4,679,312
Qualified XXV             28.830     22.193  (23.02%)                                              175,568.0           3,896,381
Qualified XXVI            28.818     22.151  (23.13%)                                               60,851.2           1,347,915
Qualified XXVII           32.231     24.735  (23.26%)                                            4,384,838.9         108,458,991
Qualified XXVIII          32.189     24.655  (23.41%)                                            1,056,362.9          26,044,627
Annuity contracts in
  payment period                                                                                                         876,378
---------------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:                                             0.00% to 1.75%           1.72%
Qualified XII (0.95)       7.345      5.150  (29.88%)                                               63,184.5             325,400
Qualified XII (1.10)       7.820      5.140  (34.27%)      (1)                                      33,331.7             171,325
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDS:
GROWTH AND INCOME PORTFOLIO:                                   0.00% to 1.75%           4.84%
Qualified VI               8.622      9.703   12.54%       (9)                                     119,941.5           1,163,792
Qualified X (1.25)         9.621      9.703    0.85%      (12)                                       3,183.3              30,888

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO: (continued):
Qualified XII (0.95)    $  9.716   $  9.716    0.00%      (12)                                       3,165.0     $        30,751
Qualified XII (1.25)       9.427      9.703    2.93%      (11)                                           4.2                  41
Qualified XII (1.40)       8.366      9.696   15.90%       (9)                                          59.9                 581
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO:                                       0.00% to 1.75%           0.63%
Qualified VI               8.112      9.341   15.15%       (9)                                       6,563.1              61,306
Qualified X (1.25)         8.988      9.341    3.93%       (7)                                      11,046.6             103,186
Qualified XII (0.95)       9.354      9.354    0.00%      (12)                                      10,694.4             100,035
Qualified XII (1.00)       8.963      9.352    4.34%      (11)                                          54.6                 511
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES:                 1.05% to 1.25%           3.77%
Qualified XXVII           12.300     12.200   (0.81%)                                              694,079.4           8,467,769
Qualified XXVIII          12.284     12.161   (1.00%)                                            1,049,274.6          12,760,228
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
DEVELOPING MARKETS FUND:                                       0.00% to 1.75%           2.90%
Qualified VI              13.820     13.823    0.02%       (8)                                          11.3                 156
Qualified XXVII           10.467      9.145  (12.63%)      (2)                                      24,356.2             222,737
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                     0.00% to 1.75%          10.25%
Qualified III             16.737     14.538  (13.14%)                                                   66.9                 973
Qualified V               16.205     14.054  (13.27%)                                                  910.0              12,789
Qualified VI              16.275     14.137  (13.14%)                                            1,933,782.3          27,337,880
Qualified VIII            16.272     14.133  (13.15%)                                                  866.6              12,248
Qualified X (1.15)        16.319     14.189  (13.05%)                                               15,614.6             221,555
Qualified X (1.25)        16.275     14.137  (13.14%)                                              210,817.9           2,980,332
Qualified XI              16.464     14.388  (12.61%)                                              143,471.9           2,064,274
Qualified XII (0.05)      15.011     14.370   (4.27%)      (6)                                      42,420.8             609,587
Qualified XII (0.35)      16.624     14.572  (12.34%)                                               83,344.8           1,214,500
Qualified XII (0.40)      16.600     14.543  (12.39%)                                                  585.8               8,520
Qualified XII (0.45)      16.581     14.519  (12.44%)                                               17,738.7             257,548
Qualified XII (0.55)      16.538     14.467  (12.52%)                                               11,434.0             165,415
Qualified XII (0.60)      16.648     14.441  (13.26%)      (2)                                      71,246.7           1,028,873
Qualified XII (0.65)      16.495     14.414  (12.62%)                                                7,458.6             107,508
Qualified XII (0.70)      16.473     14.388  (12.66%)                                               41,409.6             595,802
Qualified XII (0.75)      16.452     14.362  (12.70%)                                              176,662.0           2,537,220
Qualified XII (0.80)      16.473     14.374  (12.74%)                                              690,023.7           9,918,401
Qualified XII (0.85)      16.451     14.347  (12.79%)                                              107,763.6           1,546,084
Qualified XII (0.90)      16.429     14.321  (12.83%)                                                6,138.0              87,902
Qualified XII (0.95)      16.407     14.294  (12.88%)                                              145,711.8           2,082,804
Qualified XII (1.00)      16.385     14.268  (12.92%)                                              784,685.1          11,195,887
Qualified XII (1.05)      16.363     14.242  (12.96%)                                               28,236.9             402,150
Qualified XII (1.10)      16.341     14.215  (13.01%)                                               19,087.7             271,331
Qualified XII (1.15)      16.319     14.189  (13.05%)                                                8,600.5             122,032
Qualified XII (1.20)      16.297     14.163  (13.09%)                                                7,918.8             112,154
Qualified XII (1.25)      16.275     14.137  (13.14%)                                               11,458.2             161,985
Qualified XII (1.30)      16.253     14.111  (13.18%)                                                1,534.6              21,655
Qualified XII (1.35)      16.231     14.085  (13.22%)                                                1,170.3              16,483
Qualified XII (1.40)      16.210     14.059  (13.27%)                                                8,512.1             119,672
Qualified XII (1.50)      16.166     14.007  (13.36%)                                                  611.0               8,558
Qualified XV              16.407     14.294  (12.88%)                                                8,813.0             125,973
Qualified XVI             16.166     14.007  (13.36%)                                               38,712.4             542,245
Qualified XVII            16.275     14.137  (13.14%)                                                9,583.2             135,477
Qualified XVIII           16.275     14.137  (13.14%)                                               10,883.3             153,857
Qualified XXI             16.446     14.351  (12.74%)                                               15,527.9             222,841
Qualified XXII            16.446     14.362  (12.67%)                                               21,852.5             313,845
Qualified XXIV            16.395     14.296  (12.80%)                                               62,869.6             898,784
Qualified XXV             16.294     14.225  (12.70%)                                               25,717.8             365,836
Qualified XXVI            16.288     14.198  (12.83%)                                                7,948.0             112,845
Qualified XXVII           16.759     14.586  (12.97%)                                              793,849.2          11,579,084
Qualified XXVIII          16.737     14.538  (13.14%)                                              503,065.1           7,313,561
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                        0.00% to 1.75%           6.28%
Qualified V             $ 10.142   $ 10.483    3.36%                                                    72.9     $           764
Qualified VI              10.185     10.545    3.53%                                               250,139.9           2,637,725
Qualified VIII            10.183     10.542    3.53%                                                   983.2              10,365
Qualified X (1.25)        10.185     10.545    3.53%                                                63,325.5             667,767
Qualified XI              10.304     10.733    4.16%                                                11,080.0             118,922
Qualified XII (0.05)      10.393     10.719    3.14%       (6)                                       1,097.9              11,768
Qualified XII (0.35)      10.437     10.905    4.48%                                                11,212.8             122,276
Qualified XII (0.45)      10.410     10.865    4.37%                                                18,216.6             197,923
Qualified XII (0.55)      10.793     10.826    0.31%       (3)                                         729.4               7,896
Qualified XII (0.60)      10.611     10.806    1.84%       (3)                                       1,419.9              15,343
Qualified XII (0.65)      10.356     10.787    4.16%                                                 4,591.5              49,529
Qualified XII (0.70)      10.342     10.767    4.11%                                                 4,338.2              46,709
Qualified XII (0.75)      10.329     10.748    4.06%                                                15,582.7             167,483
Qualified XII (0.80)      10.309     10.722    4.01%                                                26,225.3             281,188
Qualified XII (0.85)      10.295     10.702    3.95%                                                12,570.8             134,533
Qualified XII (0.90)      10.281     10.683    3.91%                                                    99.2               1,060
Qualified XII (0.95)      10.268     10.663    3.85%                                                23,416.8             249,693
Qualified XII (1.00)      10.254     10.643    3.79%                                                40,851.9             434,787
Qualified XII (1.05)      10.240     10.624    3.75%                                                 5,843.1              62,077
Qualified XII (1.10)      10.226     10.604    3.70%                                                 4,182.8              44,354
Qualified XII (1.15)      10.213     10.584    3.63%                                                 1,152.7              12,200
Qualified XII (1.20)      10.199     10.565    3.59%                                                 1,928.5              20,375
Qualified XII (1.25)      10.185     10.545    3.53%                                                 2,707.1              28,546
Qualified XII (1.30)      10.172     10.526    3.48%                                                   133.3               1,403
Qualified XII (1.35)      10.562     10.507   (0.52%)      (3)                                          31.9                 335
Qualified XII (1.40)      10.144     10.487    3.38%                                                 2,047.8              21,475
Qualified XII (1.50)      10.117     10.449    3.28%                                                   200.7               2,097
Qualified XV              10.268     10.663    3.85%                                                 4,691.8              50,029
Qualified XVI             10.117     10.449    3.28%                                                 2,600.0              27,167
Qualified XVII            10.549     10.545   (0.04%)      (3)                                         272.3               2,871
Qualified XVIII           10.185     10.545    3.53%                                                10,401.7             109,686
Qualified XXI             10.292     10.705    4.01%                                                 2,751.2              29,452
Qualified XXII            10.292     10.713    4.09%                                                 7,366.7              78,919
Qualified XXIV            10.260     10.664    3.94%                                                 9,974.4             106,367
Qualified XXV             10.197     10.611    4.06%                                                 1,762.2              18,699
Qualified XXVI            10.193     10.591    3.90%                                                   635.9               6,735
Qualified XXVII           10.240     10.623    3.74%                                               156,054.7           1,657,769
Qualified XXVIII          10.226     10.588    3.54%                                               223,240.8           2,363,674
Annuity contracts in
  payment period                                                                                                          16,634
---------------------------------------------------------------------------------------------------------------------------------
PAX WORLD BALANCED FUND:                                       0.00% to 1.75%           4.11%
Qualified XXVII            9.850      9.102   (7.59%)      (2)                                     253,699.6           2,309,174
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND, INC.:                                   1.00% to 1.25%          20.84%
Qualified XXVII            7.254      6.429  (11.37%)                                              628,973.1           4,043,668
Qualified XXVIII           7.244      6.408  (11.54%)                                              230,209.3           1,475,181
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                  0.00% to 1.75%           0.00%
Qualified III             15.061     12.503  (16.98%)                                                3,386.0              42,335
Qualified V               16.636     13.789  (17.11%)                                                3,109.8              42,881
Qualified VI              16.250     13.490  (16.98%)                                              332,943.8           4,491,412
Qualified VIII            14.083     11.690  (16.99%)                                                1,114.5              13,028
Qualified XI              16.552     13.824  (16.48%)                                               20,341.4             281,199
Qualified XII (0.05)      14.677     13.768   (6.19%)      (6)                                         401.9               5,533
Qualified XII (0.35)      10.347      8.668  (16.23%)                                               25,030.0             216,960
Qualified XII (0.40)      12.897     10.799  (16.27%)                                                  236.2               2,551
Qualified XII (0.45)      10.320      8.637  (16.31%)                                               11,986.8             103,530
Qualified XII (0.55)      10.293      8.605  (16.40%)                                                2,562.7              22,052
Qualified XII (0.60)       8.529      8.590    0.72%       (7)                                       8,577.6              73,682
Qualified XII (0.65)      10.266      8.574  (16.48%)                                                1,127.7               9,669
Qualified XII (0.70)      10.253      8.559  (16.52%)                                               10,939.2              93,629
Qualified XII (0.75)      10.240      8.544  (16.56%)                                               17,619.5             150,541

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XII (0.80)    $ 11.184   $  9.327  (16.60%)                                               96,811.1     $       902,957
Qualified XII (0.85)      12.806     10.674  (16.65%)                                               24,509.6             261,616
Qualified XII (0.90)      11.304      9.295  (17.77%)      (2)                                         522.8               4,859
Qualified XII (0.95)      12.747     10.614  (16.73%)                                               23,358.3             247,925
Qualified XII (1.00)      12.717     10.584  (16.77%)                                               87,224.6             923,185
Qualified XII (1.05)      12.688     10.554  (16.82%)                                                4,112.7              43,405
Qualified XII (1.10)      12.659     10.525  (16.86%)                                                2,203.3              23,190
Qualified XII (1.15)      12.629     10.495  (16.90%)                                                3,014.6              31,638
Qualified XII (1.20)      12.600     10.465  (16.94%)                                                4,776.6              49,987
Qualified XII (1.25)      11.497     10.436   (9.23%)      (1)                                          39.8                 415
Qualified XII (1.40)      11.955     10.348  (13.44%)      (4)                                          81.9                 848
Qualified XV              16.448     13.696  (16.73%)                                                9,110.3             124,774
Qualified XVI             16.099     13.331  (17.19%)                                                4,742.9              63,227
Qualified XVII            16.250     13.490  (16.98%)                                                  718.2               9,689
Qualified XXI             16.488     13.750  (16.61%)                                                4,701.1              64,640
Qualified XXII            16.515     13.784  (16.54%)                                                2,935.8              40,467
Qualified XXIV            12.726     10.605  (16.67%)                                                6,887.9              73,046
Qualified XXV             16.269     13.574  (16.57%)                                                4,187.4              56,840
Qualified XXVI            16.262     13.548  (16.69%)                                                1,208.0              16,366
Qualified XXVII           15.080     12.543  (16.82%)                                              261,254.5           3,276,915
Qualified XXVIII          15.061     12.503  (16.98%)                                               78,860.5             985,993
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R:                     0.00% to 1.75%           0.00%
Qualified XII (0.95)       8.916      8.916    0.00%      (12)                                       1,068.5               9,527
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO -- CLASS R:                      0.00% to 1.75%           2.41%
Qualified V                9.511      9.535    0.25%      (12)                                         452.9               4,318
Qualified VI               8.697      9.542    9.72%       (9)                                         359.0               3,426
Qualified X (1.25)         9.844      9.542   (3.07%)      (7)                                      23,433.6             223,603
Qualified XII (0.75)       9.564      9.564    0.00%      (12)                                          41.6                 398
Qualified XII (0.95)       9.555      9.555    0.00%      (12)                                       3,902.9              37,292
Qualified XII (1.00)       8.701      9.553    9.79%       (9)                                     131,897.5           1,260,017
---------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                    0.00% to 1.75%           0.00%
Qualified VI               8.835      9.446    6.92%      (11)                                          34.5                 326
Qualified X (1.25)        10.042      9.446   (5.94%)      (8)                                       2,082.7              19,673
Qualified XII (0.95)       9.458      9.458    0.00%      (12)                                       1,006.8               9,522
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                  0.00% to 1.75%           0.00%
Qualified VI               7.835      8.945   14.17%      (10)                                       2,339.4              20,926
Qualified X (1.25)        10.123      8.945  (11.64%)      (8)                                       2,593.4              23,198
Qualified XII (0.95)       8.958      8.958    0.00%      (12)                                       1,639.3              14,685
Qualified XII (1.00)       8.622      8.956    3.87%      (11)                                          51.4                 460
---------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDS:
EQUITY-INCOME VCT PORTFOLIO:                                   0.00% to 1.75%           0.50%
Qualified VI               9.279      9.610    3.57%      (10)                                       2,341.8              22,505
Qualified X (1.25)         9.810      9.610   (2.04%)      (7)                                       3,382.0              32,501
Qualified XII (0.95)       9.623      9.623    0.00%      (12)                                       3,339.5              32,136
Qualified XII (1.00)       9.407      9.621    2.27%      (11)                                          68.9                 663
Qualified XII (1.40)       9.055      9.603    6.05%       (9)                                          62.5                 600
---------------------------------------------------------------------------------------------------------------------------------
FUND VCT PORTFOLIO:                                            0.00% to 1.75%           0.00%
Qualified XII (0.95)       9.433      9.433    0.00%      (12)                                         945.0               8,914
Qualified XII (1.40)       8.475      9.414   11.08%       (9)                                           3.3                  31
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE VCT PORTFOLIO:                                   0.00% to 1.75%           0.00%
Qualified VI               8.496      9.961   17.24%       (9)                                       3,545.1              35,313
Qualified X (1.25)         9.785      9.961    1.80%       (8)                                       3,865.0              38,499
Qualified XII (0.95)       9.974      9.974    0.00%      (12)                                         439.3               4,382
Qualified XII (1.50)       9.832      9.949    1.19%       (8)                                         271.2               2,698
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS:            0.00% to 1.75%          18.63%
Qualified III           $ 40.144   $ 29.828  (25.70%)                                               52,755.8     $     1,573,599
Qualified V               32.806     24.337  (25.82%)                                                7,887.5             191,957
Qualified VI              33.037     24.548  (25.70%)                                            2,564,561.1          62,954,846
Qualified VIII            28.396     21.098  (25.70%)                                               10,210.1             215,413
Qualified X (1.15)        14.398     10.709  (25.62%)                                                5,862.7              62,784
Qualified X (1.25)        14.359     10.670  (25.69%)                                              367,526.5           3,921,508
Qualified XI              33.651     25.156  (25.24%)                                              275,367.0           6,927,131
Qualified XII (0.05)      28.829     25.054  (13.09%)      (6)                                      20,611.2             516,392
Qualified XII (0.35)      14.877     11.155  (25.02%)                                              179,325.1           2,000,372
Qualified XII (0.40)      21.815     16.349  (25.06%)                                                  920.9              15,056
Qualified XII (0.45)      14.838     11.114  (25.10%)                                              131,701.4           1,463,729
Qualified XII (0.55)      14.799     11.074  (25.17%)                                               80,209.6             888,241
Qualified XII (0.60)      14.780     11.054  (25.21%)                                               82,016.6             906,612
Qualified XII (0.65)      14.761     11.034  (25.25%)                                               22,069.5             243,515
Qualified XII (0.70)      14.741     11.014  (25.28%)                                              149,886.7           1,650,852
Qualified XII (0.75)      14.722     10.995  (25.32%)                                              183,731.2           2,020,125
Qualified XII (0.80)      16.643     12.423  (25.36%)                                              821,647.3          10,207,325
Qualified XII (0.85)      21.662     16.161  (25.39%)                                              452,342.2           7,310,302
Qualified XII (0.90)      16.057     11.973  (25.43%)                                                7,723.9              92,478
Qualified XII (0.95)      21.561     16.070  (25.47%)                                              248,057.0           3,986,276
Qualified XII (1.00)      21.512     16.024  (25.51%)                                            1,201,444.7          19,251,950
Qualified XII (1.05)      21.462     15.979  (25.55%)                                               55,243.1             882,729
Qualified XII (1.10)      21.412     15.934  (25.58%)                                               32,215.5             513,321
Qualified XII (1.15)      21.363     15.889  (25.62%)                                               28,373.3             450,824
Qualified XII (1.20)      21.313     15.845  (25.66%)                                               23,150.0             366,812
Qualified XII (1.25)      21.264     15.800  (25.70%)                                                9,841.0             155,488
Qualified XII (1.30)      21.214     15.755  (25.73%)                                                3,331.1              52,482
Qualified XII (1.35)      21.165     15.711  (25.77%)                                                  597.0               9,380
Qualified XII (1.40)      21.116     15.667  (25.81%)                                               10,076.1             157,863
Qualified XII (1.50)      21.019     15.579  (25.88%)                                                1,301.9              20,283
Qualified XV              33.440     24.923  (25.47%)                                               26,053.8             649,338
Qualified XVI             32.731     24.260  (25.88%)                                               44,604.4           1,082,103
Qualified XVII            33.037     24.548  (25.70%)                                                4,221.6             103,632
Qualified XVIII           14.359     10.670  (25.69%)                                               11,004.8             117,421
Qualified XXI             33.521     25.021  (25.36%)                                               17,946.4             449,038
Qualified XXII            33.577     25.083  (25.30%)                                               38,024.6             953,771
Qualified XXIV            21.526     16.056  (25.41%)                                               50,045.7             803,533
Qualified XXV             33.077     24.702  (25.32%)                                               29,739.7             734,629
Qualified XXVI            33.063     24.654  (25.43%)                                                5,482.6             135,168
Qualified XXVII           40.196     29.926  (25.55%)                                            2,239,840.2          67,029,457
Qualified XXVIII          40.144     29.829  (25.69%)                                              488,111.3          14,559,872
Annuity contracts in
  payment period                                                                                                         378,509
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                0.00% to 1.75%           6.20%
Qualified III             20.194     14.914  (26.15%)                                              101,412.9           1,512,472
Qualified V               19.892     14.668  (26.26%)                                                8,247.3             120,971
Qualified VI              20.033     14.795  (26.15%)                                            8,308,496.0         122,924,198
Qualified VIII            20.982     15.495  (26.15%)                                               13,219.2             204,831
Qualified X (1.15)        20.179     14.919  (26.07%)                                               32,389.6             483,220
Qualified X (1.25)        20.033     14.795  (26.15%)                                            1,153,476.5          17,065,685
Qualified XI              20.405     15.162  (25.69%)                                              674,542.9          10,227,419
Qualified XII (0.05)      16.984     15.101  (11.09%)      (6)                                     107,223.7           1,619,185
Qualified XII (0.35)      11.747      8.755  (25.47%)                                              736,762.3           6,450,354
Qualified XII (0.40)      13.619     10.145  (25.51%)                                                5,751.6              58,350
Qualified XII (0.45)      11.716      8.723  (25.55%)                                              329,339.6           2,872,829
Qualified XII (0.55)      11.686      8.692  (25.62%)                                               91,405.5             794,497
Qualified XII (0.60)      12.821      8.676  (32.33%)      (2)                                     354,089.9           3,072,084
Qualified XII (0.65)      11.655      8.660  (25.70%)                                              110,098.4             953,452
Qualified XII (0.70)      11.640      8.645  (25.73%)                                              189,892.0           1,641,616
Qualified XII (0.75)      11.625      8.629  (25.77%)                                              646,310.7           5,577,015
Qualified XII (0.80)      12.527      9.294  (25.81%)                                            2,738,168.1          25,448,534

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS: (continued):
Qualified XII (0.85)    $ 13.523   $ 10.028  (25.84%)                                              914,949.3     $     9,175,112
Qualified XII (0.90)      12.097      8.966  (25.88%)                                               17,146.8             153,738
Qualified XII (0.95)      13.460      9.971  (25.92%)                                              610,352.3           6,085,823
Qualified XII (1.00)      13.429      9.943  (25.96%)                                            2,960,169.7          29,432,967
Qualified XII (1.05)      13.398      9.915  (26.00%)                                              204,337.0           2,026,001
Qualified XII (1.10)      13.367      9.887  (26.03%)                                               68,030.8             672,621
Qualified XII (1.15)      13.336      9.859  (26.07%)                                               83,543.1             823,651
Qualified XII (1.20)      13.305      9.832  (26.10%)                                               80,837.3             794,792
Qualified XII (1.25)      13.274      9.804  (26.14%)                                               39,073.1             383,073
Qualified XII (1.30)      13.244      9.776  (26.19%)                                                2,994.1              29,270
Qualified XII (1.35)      13.213      9.749  (26.22%)                                                  295.8               2,884
Qualified XII (1.40)      13.182      9.721  (26.26%)                                               20,142.2             195,802
Qualified XII (1.50)      13.121      9.666  (26.33%)                                                7,301.2              70,573
Qualified XV              20.277     15.021  (25.92%)                                               79,162.8           1,189,105
Qualified XVI             19.847     14.621  (26.33%)                                              137,851.4           2,015,525
Qualified XVII            20.033     14.795  (26.15%)                                               12,607.5             186,528
Qualified XVIII           20.033     14.795  (26.15%)                                               22,241.0             329,056
Qualified XXI             20.326     15.080  (25.81%)                                              102,235.1           1,541,706
Qualified XXII            20.360     15.118  (25.75%)                                              217,215.0           3,283,857
Qualified XXIV            13.438      9.963  (25.86%)                                              201,762.3           2,010,158
Qualified XXV             20.057     14.888  (25.77%)                                               88,671.0           1,320,134
Qualified XXVI            20.048     14.859  (25.88%)                                               16,554.1             245,978
Qualified XXVII           20.220     14.963  (26.00%)                                            2,375,970.8          35,551,651
Qualified XXVIII          20.194     14.914  (26.15%)                                              441,170.2           6,579,613
Annuity contracts in
  payment period                                                                                                         110,648
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                  0.00% to 1.75%          20.46%
Qualified I               12.713      9.939  (21.82%)                                                  603.1               5,994
Qualified III             16.788     13.116  (21.87%)                                               75,613.4             991,746
Qualified V               19.113     14.909  (22.00%)                                               11,605.5             173,026
Qualified VI              19.365     15.129  (21.87%)                                            5,680,341.1          85,937,880
Qualified VII             16.350     12.782  (21.82%)                                              118,387.3           1,513,226
Qualified VIII            16.330     12.757  (21.88%)                                               13,920.7             177,587
Qualified IX              16.173     12.668  (21.67%)                                                2,854.7              36,163
Qualified X (1.15)        19.503     15.252  (21.80%)                                               10,200.2             155,574
Qualified X (1.25)        19.365     15.129  (21.87%)                                              744,283.5          11,260,265
Qualified XI              19.724     15.504  (21.40%)                                              327,780.4           5,081,908
Qualified XII (0.05)      17.104     15.441   (9.72%)      (6)                                      36,071.4             556,979
Qualified XII (0.35)      12.452      9.817  (21.16%)                                              407,660.1           4,001,999
Qualified XII (0.40)      12.506      9.855  (21.20%)                                                6,844.9              67,456
Qualified XII (0.45)      12.420      9.782  (21.24%)                                              108,893.4           1,065,195
Qualified XII (0.55)      12.387      9.746  (21.32%)                                               46,783.0             455,947
Qualified XII (0.60)      12.638      9.729  (23.02%)      (2)                                     123,118.3           1,197,818
Qualified XII (0.65)      12.355      9.711  (21.40%)                                              100,081.8             971,894
Qualified XII (0.70)      12.339      9.694  (21.44%)                                               89,231.8             865,013
Qualified XII (0.75)      12.323      9.676  (21.48%)                                              179,677.2           1,738,557
Qualified XII (0.80)      13.621     10.690  (21.52%)                                              562,829.4           6,016,646
Qualified XII (0.85)      12.418      9.741  (21.56%)                                              665,570.5           6,483,322
Qualified XII (0.90)      13.236     10.378  (21.59%)                                                7,345.7              76,234
Qualified XII (0.95)      12.361      9.686  (21.64%)                                              352,288.1           3,412,263
Qualified XII (1.00)      12.332      9.659  (21.68%)                                            1,231,653.4          11,896,540
Qualified XII (1.05)      12.304      9.632  (21.72%)                                               53,074.1             511,210
Qualified XII (1.10)      12.275      9.605  (21.75%)                                               42,534.1             408,540
Qualified XII (1.15)      12.247      9.578  (21.79%)                                               58,402.4             559,378
Qualified XII (1.20)      12.218      9.551  (21.83%)                                               39,153.4             373,954
Qualified XII (1.25)      12.190      9.524  (21.87%)                                                8,680.2              82,670
Qualified XII (1.30)      12.162      9.497  (21.91%)                                                  642.1               6,098
Qualified XII (1.35)      12.133      9.470  (21.95%)                                                  248.0               2,349
Qualified XII (1.40)      12.105      9.443  (21.99%)                                                6,501.7              61,396
Qualified XII (1.50)      12.049      9.390  (22.07%)                                                1,483.0              13,925
Qualified XV              19.601     15.360  (21.64%)                                               61,574.8             945,789
Qualified XVI             19.185     14.951  (22.07%)                                              120,475.1           1,801,223

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS: (continued):
Qualified XVII          $ 19.365   $ 15.129  (21.87%)                                               99,038.1     $     1,498,347
Qualified XVIII           19.365     15.129  (21.87%)                                               31,674.0             479,196
Qualified XIX             12.713      9.939  (21.82%)                                                8,062.0              80,128
Qualified XX              16.788     13.116  (21.87%)                                                9,964.0             130,688
Qualified XXI             19.648     15.420  (21.52%)                                               39,548.4             609,837
Qualified XXII            19.681     15.459  (21.45%)                                              105,949.1           1,637,867
Qualified XXIV            12.340      9.678  (21.57%)                                              135,543.6           1,311,791
Qualified XXV             19.388     15.224  (21.48%)                                               34,516.4             525,478
Qualified XXVI            19.380     15.194  (21.60%)                                               19,140.6             290,823
Qualified XXVII           18.387     14.393  (21.72%)                                              955,109.7          13,746,894
Qualified XXVIII          18.363     14.347  (21.87%)                                              145,206.8           2,083,282
Qualified XXIX            16.788     13.116  (21.87%)                                                3,274.9              42,953
Qualified XXX             16.785     13.081  (22.07%)                                               70,259.5             919,065
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:         0.00% to 1.75%          23.69%
Qualified III             25.876     18.672  (27.84%)                                               33,686.6             628,997
Qualified V               24.404     17.581  (27.96%)                                                3,982.3              70,012
Qualified VI              24.820     17.910  (27.84%)                                            2,680,990.8          48,016,546
Qualified VIII            20.907     15.085  (27.85%)                                               21,702.2             327,377
Qualified X (1.15)        24.997     18.055  (27.77%)                                               32,985.2             595,547
Qualified X (1.25)        24.820     17.910  (27.84%)                                              357,693.1           6,406,284
Qualified XI              25.281     18.353  (27.40%)                                              225,578.3           4,140,038
Qualified XII (0.05)      20.571     18.279  (11.14%)      (6)                                      38,078.2             696,031
Qualified XII (0.35)      12.401      9.030  (27.18%)                                              398,476.2           3,598,240
Qualified XII (0.40)      17.187     12.508  (27.22%)                                                2,307.0              28,856
Qualified XII (0.45)      12.369      8.997  (27.26%)                                               62,048.2             558,248
Qualified XII (0.55)      12.337      8.965  (27.33%)                                               51,349.1             460,345
Qualified XII (0.60)      11.980      8.949  (25.30%)      (2)                                     119,265.8           1,067,310
Qualified XII (0.65)      12.305      8.933  (27.40%)                                               25,877.1             231,160
Qualified XII (0.70)      12.289      8.916  (27.45%)                                               77,879.2             694,371
Qualified XII (0.75)      12.273      8.900  (27.48%)                                              207,064.7           1,842,876
Qualified XII (0.80)      13.840     10.032  (27.51%)                                              724,610.2           7,269,290
Qualified XII (0.85)      17.066     12.364  (27.55%)                                              455,677.0           5,633,991
Qualified XII (0.90)      13.797      9.991  (27.59%)                                                7,079.7              70,733
Qualified XII (0.95)      16.987     12.294  (27.63%)                                              244,684.4           3,008,150
Qualified XII (1.00)      16.948     12.260  (27.66%)                                              997,076.6          12,224,159
Qualified XII (1.05)      16.908     12.225  (27.70%)                                               60,064.8             734,292
Qualified XII (1.10)      16.869     12.191  (27.73%)                                               25,606.8             312,172
Qualified XII (1.15)      16.830     12.156  (27.77%)                                               21,211.1             257,842
Qualified XII (1.20)      16.791     12.122  (27.81%)                                               13,727.7             166,407
Qualified XII (1.25)      16.752     12.088  (27.84%)                                                7,772.3              93,952
Qualified XII (1.30)      16.714     12.054  (27.88%)                                                  502.7               6,059
Qualified XII (1.35)      15.807     12.020  (23.96%)      (2)                                         224.4               2,697
Qualified XII (1.40)      16.636     11.986  (27.95%)                                                4,500.9              53,948
Qualified XII (1.50)      16.559     11.919  (28.02%)                                                2,879.8              34,324
Qualified XV              25.123     18.183  (27.62%)                                               34,445.4             626,320
Qualified XVI             24.590     17.699  (28.02%)                                               45,751.9             809,763
Qualified XVII            24.820     17.910  (27.84%)                                                1,569.2              28,104
Qualified XVIII           24.820     17.910  (27.84%)                                                7,244.1             129,742
Qualified XXI             25.184     18.254  (27.52%)                                               30,202.5             551,317
Qualified XXII            25.225     18.299  (27.46%)                                               48,206.7             882,134
Qualified XXIV            16.959     12.284  (27.57%)                                               37,911.7             465,707
Qualified XXV             24.850     18.021  (27.48%)                                               16,421.0             295,922
Qualified XXVI            24.839     17.987  (27.59%)                                                1,652.3              29,720
Qualified XXVII           25.910     18.733  (27.70%)                                            2,129,254.4          39,887,323
Qualified XXVIII          25.876     18.672  (27.84%)                                              140,556.3           2,624,467
Annuity contracts in
  payment period                                                                                                           5,107
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:          0.00% to 1.75%          15.67%
Qualified III             24.962     22.131  (11.34%)                                                  383.0               8,476
Qualified V               21.910     19.394  (11.48%)                                                2,094.9              40,628
Qualified VI              21.643     19.189  (11.34%)                                            5,148,256.9          98,789,901
Qualified VIII            22.091     19.585  (11.34%)                                                4,592.7              89,949

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS: (continued):
Qualified X (1.15)      $ 24.380   $ 21.637  (11.25%)                                               24,854.0     $       537,767
Qualified X (1.25)        24.245     21.496  (11.34%)                                              612,057.3          13,156,783
Qualified XI              22.045     19.664  (10.80%)                                              367,199.3           7,220,607
Qualified XII (0.05)      20.313     19.585   (3.58%)      (6)                                      25,698.1             503,298
Qualified XII (0.35)      13.434     12.019  (10.53%)                                              277,718.3           3,337,896
Qualified XII (0.40)      20.457     18.293  (10.58%)                                                1,730.1              31,648
Qualified XII (0.45)      13.399     11.976  (10.62%)                                              184,736.4           2,212,403
Qualified XII (0.55)      13.364     11.933  (10.71%)                                               29,886.2             356,632
Qualified XII (0.60)      13.566     11.911  (12.20%)      (2)                                     151,125.9           1,800,061
Qualified XII (0.65)      13.329     11.890  (10.80%)                                               16,816.2             199,945
Qualified XII (0.70)      13.312     11.868  (10.85%)                                              130,866.4           1,553,123
Qualified XII (0.75)      13.295     11.847  (10.89%)                                              337,910.0           4,003,220
Qualified XII (0.80)      14.625     13.026  (10.93%)                                              927,451.0          12,080,977
Qualified XII (0.85)      20.313     18.082  (10.98%)                                              204,547.8           3,698,633
Qualified XII (0.90)      14.163     12.601  (11.03%)                                               13,888.0             175,003
Qualified XII (0.95)      20.219     17.980  (11.07%)                                              353,929.3           6,363,648
Qualified XII (1.00)      20.172     17.930  (11.11%)                                              853,647.9          15,305,907
Qualified XII (1.05)      20.125     17.879  (11.16%)                                              103,378.6           1,848,306
Qualified XII (1.10)      20.079     17.829  (11.21%)                                               44,138.0             786,936
Qualified XII (1.15)      20.032     17.779  (11.25%)                                               25,440.0             452,298
Qualified XII (1.20)      19.986     17.729  (11.29%)                                               24,564.1             435,497
Qualified XII (1.25)      19.939     17.679  (11.33%)                                                7,849.1             138,765
Qualified XII (1.30)      19.893     17.629  (11.38%)                                                  559.4               9,862
Qualified XII (1.35)      19.847     17.579  (11.43%)                                                  346.9               6,099
Qualified XII (1.40)      19.801     17.530  (11.47%)                                               11,446.7             200,660
Qualified XII (1.50)      19.710     17.431  (11.56%)                                                  516.5               9,003
Qualified XV              21.907     19.482  (11.07%)                                               23,775.0             463,185
Qualified XVI             21.443     18.964  (11.56%)                                               91,526.9           1,735,717
Qualified XVII            21.643     19.189  (11.34%)                                               17,503.3             335,871
Qualified XVIII           24.245     21.496  (11.34%)                                               19,133.3             411,290
Qualified XXI             21.960     19.559  (10.93%)                                               39,246.9             767,631
Qualified XXII            21.997     19.607  (10.87%)                                               55,315.8           1,084,577
Qualified XXIV            20.185     17.965  (11.00%)                                               95,737.6           1,719,926
Qualified XXV             21.669     19.309  (10.89%)                                               54,993.7           1,061,873
Qualified XXVI            21.660     19.272  (11.02%)                                               26,493.6             510,584
Qualified XXVII           24.994     22.204  (11.16%)                                            1,470,698.1          32,655,380
Qualified XXVIII          24.962     22.132  (11.34%)                                              340,010.3           7,525,108
Annuity contracts in
  payment period                                                                                                         127,791
---------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND:                                  0.00% to 1.75%          11.57%
Qualified XII (0.95)      10.967     12.556   14.49%       (1)                                      15,173.0             190,512
Qualified XXVII           11.026     12.433   12.76%       (2)                                     300,428.3           3,735,225
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                            $11,141,346,898
=================================================================================================================================

       QUALIFIED I                Individual contracts issued prior to May 1, 1975 in connection with
                                  Qualified Corporate Retirement Plans established pursuant to Section 401 of the Internal Revenue Code (Code); Tax-Deferred Annuity Plans
                                  established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                                  Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with H.R. 10 Plans established by persons entitled to the benefits of the Self-Employed Individuals Tax
                                  Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement
                                  Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

       QUALIFIED III              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED V                Certain group AetnaPlus contracts issued since August 28, 1992 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 401(a) of the Internal Revenue Code.

       QUALIFIED VI               Certain group AetnaPlus contracts issued in connection with Tax-Deferred
                                  Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans
                                  since August 28, 1992.

       QUALIFIED VII              Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

       QUALIFIED VIII             Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

       QUALIFIED IX               Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

       QUALIFIED X                Individual Retirement Annuity and Simplified Employee Pension Plans
                                  issued or converted to ACES, an administrative system.

       QUALIFIED XI               Certain large group contracts issued in connection with Deferred
                                  Compensation Plans adopted by state and local governments since January
                                  1996.

       QUALIFIED XII              Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or
                                  401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 403(a) of the Internal Revenue Code.

       QUALIFIED XIII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on May 25, 1996
                                  (previously valued under Qualified VI).

       QUALIFIED XIV              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on November 1, 1996
                                  (previously valued under Qualified III).

       QUALIFIED XV               Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on December 16, 1996
                                  (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

       QUALIFIED XVI              Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity
                                  Plans, Retirement Plus Plans and Deferred Compensation Plans.

       QUALIFIED XVII             Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation
                                  Plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XVIII            Individual Retirement Annuity and Simplified Employee Pension Plan
                                  contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29,
                                  1997.

       QUALIFIED XIX              Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XX               Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective
                                  May 29, 1997.

       QUALIFIED XXI              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXIV             Group contract issued in connection with Optional Retirement Plans having contract modifications effective July 2000 to lower mortality and expense fee.

       QUALIFIED XXV              Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVI             Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVII            Group contract issued in connection with Tax Deferred Annuity Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXVIII           Group contract issued in connection with Optional Retirement Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXIX             Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED XXX              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2001.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2001.
        (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2001.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 2001.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2001.
       (12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2001.

See Notes to Financial Statements

                      (This Page Left Blank Intentionally)

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Franklin Value Securities Fund
   Aetna Balanced VP, Inc.                   Janus Aspen Series:
   Aetna Bond VP                             - Aggressive Growth Portfolio -- I Shares
   Aetna Crossroads VP                       - Balanced Portfolio -- I Shares
   Aetna GET Fund, Series D                  - Capital Appreciation Portfolio -- S Shares
   Aetna GET Fund, Series E                  - Flexible Income Portfolio -- I Shares
   Aetna GET Fund, Series G                  - Growth Portfolio -- I Shares
   Aetna GET Fund, Series H                  - Worldwide Growth Portfolio -- I Shares
   Aetna GET Fund, Series I                  Janus Twenty Fund
   Aetna GET Fund, Series J                  Lord Abbett Funds:
   Aetna GET Fund, Series K                  - Growth and Income Portfolio
   Aetna GET Fund, Series L                  - Mid-Cap Value Portfolio
   Aetna GET Fund, Series Q                  MFS-Registered Trademark- Total Return Series
   Aetna Growth and Income VP                Oppenheimer Funds:
   Aetna Growth VP                           - Developing Markets Fund
   Aetna Index Plus Bond VP                  - Global Securities Fund
   Aetna Index Plus Large Cap VP             - Strategic Bond Fund
   Aetna Index Plus Mid Cap VP               Pax World Balanced Fund
   Aetna Index Plus Small Cap VP             Pilgrim Funds:
   Aetna International VP                    - Emerging Markets Fund
   Aetna Legacy VP                           - Natural Resources Trust Fund
   Aetna Money Market VP                     Pilgrim Variable Funds:
   Aetna Small Company VP                    - Growth Opportunities Portfolio -- Class R
   Aetna Technology VP                       - International Value Portfolio -- Class R
   Aetna Value Opportunity VP                - Mid Cap Opportunities Portfolio -- Class R
   AIM V.I. Funds:                           - Small Cap Opportunities Portfolio -- Class R
   - Capital Appreciation Fund               Pioneer Funds:
   - Growth and Income Fund                  - Equity-Income VCT Portfolio
   - Growth Fund                             - Fund VCT Portfolio
   - Value Fund                              - Mid-Cap Value VCT Portfolio
   Calvert Social Balanced Portfolio         Portfolio Partners, Inc. (PPI):
   Chapman DEM-Registered Trademark- Equity  - PPI MFS Capital Opportunities Portfolio -- I Class
   Fund                                      - PPI MFS Emerging Equities Portfolio -- I Class
   Fidelity-Registered Trademark-            - PPI MFS Research Growth Portfolio -- I Class
   Investments Variable Insurance Products   - PPI Scudder International Growth Portfolio -- I Class
   Funds:                                    - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   - Asset Manager Portfolio -- Initial      Wachovia Special Values Fund
   Class
   - Contrafund-Registered Trademark-
   Portfolio -- Initial Class
   - Equity-Income Portfolio -- Initial
   Class
   - Growth Portfolio -- Initial Class
   - High Income Portfolio -- Initial Class
   - Index 500 Portfolio -- Initial Class
   - Overseas Portfolio -- Initial Class

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $3,490,603,072 and $3,331,253,418, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation             $  1,154,661  $    (769,240) $    5,676,614  $    (5,975,402)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation               47,111,549     (9,056,666)     80,301,514      (93,997,468)
 AETNA BOND VP
 Annuity contracts in
   accumulation               22,752,368     (3,985,993)     37,890,365      (36,793,783)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,515,768       (650,061)      5,614,028       (5,931,680)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                7,610,032     (1,474,157)    117,167,336     (175,468,125)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                4,506,601     (4,104,666)     52,874,052      (54,864,923)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                  984,703     (1,700,635)     16,111,808      (16,498,393)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  141,127       (507,028)      5,072,065       (5,182,909)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  128,690       (377,071)      3,720,840       (3,761,606)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                    3,175        (22,583)        125,829         (128,896)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                      687         (6,931)         82,583          (85,549)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                      103        (36,706)        561,715         (571,874)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                   30,395        (15,545)        269,903         (266,083)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                        0         (1,014)         62,851          (62,850)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation               24,442,703    (43,449,288)    532,074,722     (829,138,963)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation               16,483,152     (1,441,453)     15,612,423      (18,190,464)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               19,293,823     (4,941,421)     48,269,850      (47,998,296)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                4,216,905       (723,055)     25,007,221      (26,008,332)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                1,024,779       (219,751)     21,110,252      (21,316,974)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                   13,095       (127,850)     24,243,846      (32,503,633)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation             $   (298,788)  $       589,182  $    (9,153,647) $    (9,742,829) $    (9,656,196)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              (13,695,954)     (102,036,752)    (173,352,168)     (71,315,416)     (46,956,487)
AETNA BOND VP
Annuity contracts in
  accumulation                1,096,582        (6,411,730)      (1,496,207)       4,915,523       24,778,480
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                 (317,652)          116,983       (5,471,604)      (5,588,587)      (5,040,532)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation              (58,300,789)      (30,255,816)               0       30,255,816      (21,909,098)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               (1,990,871)      (12,783,390)      (9,214,739)       3,568,651        1,979,715
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                 (386,585)       (2,883,267)      (2,584,686)         298,581         (803,936)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                 (110,844)       (1,034,596)        (576,516)         458,080          (18,665)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                  (40,766)         (267,248)        (203,305)          63,943         (225,204)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (3,067)          (32,894)         (19,201)          13,693           (8,782)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (2,966)          (16,577)          (9,859)           6,718           (2,492)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (10,159)           (8,299)         (26,609)         (18,310)         (65,072)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                    3,820                16          (27,338)         (27,354)          (8,684)
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                        1                 0            1,625            1,625              612
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (297,064,241)   (1,455,124,346)  (2,026,760,871)    (571,636,525)    (887,707,351)
AETNA GROWTH VP
Annuity contracts in
  accumulation               (2,578,041)       (1,523,352)     (61,932,623)     (60,409,271)     (47,945,613)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  271,554       (35,413,466)    (124,078,438)     (88,664,972)     (74,041,016)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               (1,001,111)        1,324,838       (2,060,078)      (3,384,916)        (892,177)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                 (206,722)          769,578          589,425         (180,153)         418,153
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation               (8,259,787)       (4,665,266)         474,807        5,140,073       (3,234,469)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA LEGACY VP
 Annuity contracts in
   accumulation             $  1,659,281  $    (417,437) $    6,481,676  $    (6,705,501)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation               18,993,467     (3,706,495)    947,455,413     (950,955,698)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                4,189,523     (1,171,113)     66,296,076      (78,181,059)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (292,747)     10,278,841      (21,230,242)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                4,231,683       (966,919)     10,972,471      (10,013,023)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                1,510,401       (207,717)      2,964,662       (4,491,112)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                   21,709       (505,757)      5,048,798       (6,777,588)
   GROWTH FUND
 Annuity contracts in
   accumulation                   37,127       (176,215)      3,261,877       (5,201,434)
   VALUE FUND
 Annuity contracts in
   accumulation                  474,714       (217,440)      3,532,672       (4,335,282)
 AMERICAN CENTURY INCOME & GROWTH FUND
 Annuity contracts in
   accumulation                    4,278         (4,130)        239,461         (258,015)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                3,284,609       (642,466)      5,199,701       (4,694,786)
 CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
 Annuity contracts in
   accumulation                        0           (641)        746,638         (770,870)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,291,798       (236,486)      3,080,303       (3,279,143)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               13,696,673     (4,101,768)     23,332,252      (17,195,993)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               12,802,442     (2,405,885)     11,539,661      (10,661,772)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               29,459,889     (4,333,499)     20,864,722      (18,110,038)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  317,043        (30,572)      3,922,491       (5,101,482)
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,128,054     (1,045,323)     23,760,455      (22,733,988)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                2,177,228       (178,800)     19,615,521      (27,730,870)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA LEGACY VP
Annuity contracts in
  accumulation             $   (223,825)  $       718,785  $    (1,659,859) $    (2,378,644) $    (1,360,625)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               (3,500,285)        3,641,073        1,818,258       (1,822,815)       9,963,872
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation              (11,884,983)       (9,322,798)       3,622,270       12,945,068        4,078,495
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation              (10,951,401)      (12,476,702)      (9,202,258)       3,274,444       (7,969,704)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                  959,448           872,156      (13,800,643)     (14,672,799)     (10,448,587)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               (1,526,450)       (5,078,366)     (10,330,874)      (5,252,508)      (5,476,274)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               (1,728,790)       (8,823,291)     (19,609,851)     (10,786,560)     (12,999,398)
  GROWTH FUND
Annuity contracts in
  accumulation               (1,939,557)       (5,935,047)     (11,085,471)      (5,150,424)      (7,229,069)
  VALUE FUND
Annuity contracts in
  accumulation                 (802,610)       (3,374,932)      (5,851,651)      (2,476,719)      (3,022,055)
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                  (18,554)                0          (14,022)         (14,022)         (32,428)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  504,915           570,470       (7,632,046)      (8,202,516)      (5,055,458)
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                  (24,232)                0            7,716            7,716          (17,157)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 (198,840)         (618,980)      (2,697,923)      (2,078,943)      (1,222,471)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                6,136,259        57,161,025      (14,760,445)     (71,921,470)     (56,190,306)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  877,889        18,912,394       (5,754,033)     (24,666,427)     (13,391,981)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                2,754,684        22,218,848      (91,486,929)    (113,705,777)     (85,824,703)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (1,178,991)         (540,697)         (49,847)         490,850         (401,670)
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                1,026,467          (491,226)     (15,642,580)     (15,151,354)     (14,042,156)
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (8,115,349)       (2,501,290)        (335,489)       2,165,801       (3,951,120)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 FRANKLIN VALUE SECURITIES FUND
 Annuity contracts in
   accumulation             $          0  $        (208) $          907  $          (726)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                        0     (7,331,111)     98,308,301      (69,555,876)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                8,609,431     (3,386,310)      9,851,626       (6,669,129)
   CAPITAL APPRECIATION PORTFOLIO -- S SHARES
 Annuity contracts in
   accumulation                    3,314         (1,770)        258,365         (290,082)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                2,862,143       (489,235)     11,463,661      (11,783,258)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                  911,665     (3,736,721)     38,805,761      (28,454,911)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                4,180,411     (9,496,428)    125,535,379      (82,794,791)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                    4,266         (4,062)         79,762         (110,958)
 LORD ABBETT FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                   29,669         (1,767)            167             (149)
   MID-CAP VALUE PORTFOLIO
 Annuity contracts in
   accumulation                      836           (642)         22,801          (22,777)
 MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                  492,327       (136,985)      1,112,766       (1,046,316)
 OPPENHEIMER FUNDS:
   DEVELOPING MARKETS FUND
 Annuity contracts in
   accumulation                    3,231         (1,005)      3,136,389       (3,129,395)
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                7,036,577       (675,646)     18,545,517      (25,244,629)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  496,895        (92,383)      4,368,717       (4,549,775)
 PAX WORLD BALANCED FUND
 Annuity contracts in
   accumulation                   47,463        (15,201)        581,039         (609,665)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation             $        181   $             0  $        12,921  $        12,921  $        12,894
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               28,752,425      (127,682,633)    (532,120,359)    (404,437,726)    (383,016,412)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                3,182,497        10,698,793      (15,946,540)     (26,645,333)     (18,239,715)
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                  (31,717)                0          (15,659)         (15,659)         (45,832)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                 (319,597)         (805,827)         (94,268)         711,559        2,764,870
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               10,350,850        (6,192,556)    (120,776,782)    (114,584,226)    (107,058,432)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               42,740,588       162,036,410     (125,672,926)    (287,709,336)    (250,284,765)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                  (31,196)              (36)        (145,497)        (145,461)        (176,453)
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       18                 0           24,456           24,456           52,376
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                       24                 0            7,040            7,040            7,258
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                   66,450           229,562          (51,210)        (280,772)         141,020
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                    6,994                 0            3,903            3,903           13,123
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation               (6,699,112)       (2,527,749)      (9,245,253)      (6,717,504)      (7,055,685)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                 (181,058)          (86,964)         (75,056)          11,908          235,362
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                  (28,626)                0         (109,382)        (109,382)        (105,746)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation             $  1,238,222  $     (58,442) $   20,603,841  $   (23,091,245)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                        0       (165,895)      8,563,951       (8,183,441)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0              1               0                0
   INTERNATIONAL VALUE PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                   18,424         (1,131)             74              (78)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0            (96)          9,757           (9,944)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        1            (67)            733             (766)
 PIONEER FUNDS:
   EQUITY-INCOME VCT PORTFOLIO
 Annuity contracts in
   accumulation                      222            (77)             48              (50)
   FUND VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0              1               0                0
   MID-CAP VALUE VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0           (212)         21,459          (22,196)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               47,269,790     (2,680,054)     25,865,721      (24,246,572)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               22,645,296     (3,648,234)     33,552,038      (32,445,501)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               41,622,453     (2,157,189)     20,710,153      (21,107,275)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               43,250,742     (1,891,611)    732,508,626     (832,130,919)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               36,705,570     (2,427,861)     15,920,750      (13,560,301)
 WACHOVIA SPECIAL VALUES FUND
 Annuity contracts in
   accumulation                  227,192        (13,769)        981,601         (956,808)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $464,350,375  $(132,666,634) $3,331,253,418  $(3,763,191,632)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation             $ (2,487,404)  $      (436,042) $       257,333  $       693,375  $      (614,249)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                  380,510         2,402,322         (872,438)      (3,274,760)      (3,060,145)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                        0                 0                0                0                1
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       (4)                0           16,501           16,501           33,790
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                     (187)                0             (112)            (112)            (395)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                      (33)                0            2,843            2,843            2,744
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                       (2)                0              820              820              963
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                        0                 0                1                1                2
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                     (737)                0            4,644            4,644            3,695
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,619,149        23,536,746     (100,298,392)    (123,835,138)     (77,626,253)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,106,537        62,642,562      (67,932,730)    (130,575,292)    (110,471,693)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 (397,122)       42,588,288      (47,081,640)     (89,669,928)     (50,601,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation              (99,622,293)         (186,763)       1,305,315        1,492,078      (56,771,084)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                2,360,449        46,977,151      (17,697,875)     (64,675,026)     (28,036,868)
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                   24,793                 0          (12,633)         (12,633)         225,583
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $(431,938,214) $(1,381,531,716) $(3,656,880,684) $(2,275,348,968) $(2,375,603,441)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001                                       Net
                                                   Net          Change in             Net
                                                Realized       Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                Investment         on              on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    385,421   $    (298,788) $    (9,742,829)   $     (390,814)    $    77,057,293  $    67,010,283
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   38,054,883     (13,695,954)     (71,315,416)      (60,435,593)        842,266,266      739,144,233
Annuity contracts in payment
  period                                                                                                33,169,278       28,899,231
AETNA BOND VP
Annuity contracts in
  accumulation                   18,766,375       1,096,582        4,915,523        82,899,136         296,126,266      403,727,419
Annuity contracts in payment
  period                                                                                                 5,792,395        5,868,858
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      865,707        (317,652)      (5,588,587)         (451,200)         62,461,577       56,976,436
Annuity contracts in payment
  period                                                                                                    68,046           61,455
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    6,135,875     (58,300,789)      30,255,816      (114,286,208)        136,195,306                0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      401,935      (1,990,871)       3,568,651       (44,764,380)        331,078,585      288,293,920
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     (715,932)       (386,585)         298,581       (12,673,983)        131,674,642      118,196,723
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                     (365,901)       (110,844)         458,080        (4,238,830)         38,003,615       33,746,120
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                     (248,381)        (40,766)          63,943        (3,142,654)         29,175,653       25,807,795
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (19,408)         (3,067)          13,693          (103,246)          1,364,320        1,252,292
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                       (6,244)         (2,966)           6,718           (73,709)            456,726          380,525
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (36,603)        (10,159)         (18,310)         (522,901)          2,862,754        2,274,781
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       14,850           3,820          (27,354)        1,297,385              15,987        1,304,688
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,014)              1            1,625         3,640,996                   0        3,641,608
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (19,006,585)   (297,064,241)    (571,636,525)     (452,343,167)      4,428,082,443    3,170,240,934
Annuity contracts in payment
  period                                                                                               311,465,868      229,256,859
AETNA GROWTH VP
Annuity contracts in
  accumulation                   15,041,699      (2,578,041)     (60,409,271)       (2,449,367)        171,026,842      120,456,683
Annuity contracts in payment
  period                                                                                                   132,657          307,836

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $ 14,352,402   $     271,554  $   (88,664,972)   $   44,708,922     $   487,054,341  $   457,492,812
Annuity contracts in payment
  period                                                                                                 1,883,772        2,113,207
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                    3,493,850      (1,001,111)      (3,384,916)       33,987,861          55,395,398       88,491,082
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      805,028        (206,722)        (180,153)       15,599,090          12,842,621       28,859,864
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     (114,755)     (8,259,787)       5,140,073         1,263,249          12,949,161       10,977,941
AETNA LEGACY VP
Annuity contracts in
  accumulation                    1,241,844        (223,825)      (2,378,644)         (667,463)         38,925,638       36,927,158
Annuity contracts in payment
  period                                                                                                   198,397          168,789
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                   15,286,972      (3,500,285)      (1,822,815)       41,891,036         322,624,048      374,418,757
Annuity contracts in payment
  period                                                                                                    89,722          149,921
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    3,018,410     (11,884,983)      12,945,068        25,409,328         104,675,715      134,140,868
Annuity contracts in payment
  period                                                                                                    36,683           59,353
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (292,747)    (10,951,401)       3,274,444        14,868,712          24,855,104       31,754,112
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    3,264,764         959,448      (14,672,799)       66,042,632          63,066,047      118,660,092
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,302,684      (1,526,450)      (5,252,508)        2,528,530          21,974,303       19,026,559
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (484,048)     (1,728,790)     (10,786,560)        8,297,132          48,981,132       44,278,866
  GROWTH FUND
Annuity contracts in
  accumulation                     (139,088)     (1,939,557)      (5,150,424)        3,356,314          19,441,222       15,568,467
  VALUE FUND
Annuity contracts in
  accumulation                      257,274        (802,610)      (2,476,719)        6,869,339          18,487,184       22,334,468
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                          148         (18,554)         (14,022)          661,379                   0          628,951
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                    2,642,143         504,915       (8,202,516)          133,413          63,262,465       58,340,420
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                         (641)        (24,232)           7,716           109,430                   0           92,273

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $    286,471   $  (1,178,991) $       490,850    $   (1,739,120)    $    23,730,253  $    21,589,463
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       82,731       1,026,467      (15,151,354)      (31,572,214)        420,901,510      375,287,140
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,055,312        (198,840)      (2,078,943)       42,633,922         195,902,776      237,314,227
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,594,905       6,136,259      (71,921,470)       (4,330,388)        448,871,801      388,351,107
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   10,396,557         877,889      (24,666,427)       13,636,484           2,449,768        2,645,583
Annuity contracts in payment
  period                                                                                                         0           48,688
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,998,428      (8,115,349)       2,165,801        (4,602,017)        104,649,875       96,096,738
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   25,126,390       2,754,684     (113,705,777)       82,399,033          18,191,519       14,765,849
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation                         (208)            181           12,921           116,831                   0          129,725
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (7,331,111)     28,752,425     (404,437,726)        2,233,168         950,193,244      569,410,000
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    5,223,121       3,182,497      (26,645,333)       60,635,832         296,053,943      338,450,060
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                        1,544         (31,717)         (15,659)          576,154                   0          530,322
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,372,908        (319,597)         711,559        17,081,029          36,898,000       56,743,899
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,825,056)     10,350,850     (114,584,226)           (8,011)        411,767,617      304,891,580
Annuity contracts in payment
  period                                                                                                   917,937          727,531
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (5,316,017)     42,740,588     (287,709,336)      (49,778,681)      1,082,624,571      782,779,890
Annuity contracts in payment
  period                                                                                                 1,095,143          876,378
JANUS TWENTY FUND
Annuity contracts in payment
  period                                204         (31,196)        (145,461)          672,633                 545          496,725
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       27,902              18           24,456         1,173,677                   0        1,226,053
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                          194              24            7,040           257,780                   0          265,038

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                 $    355,342   $      66,450  $      (280,772)   $   16,227,259     $     4,859,718  $    21,227,997
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                        2,226           6,994            3,903           209,770                   0          222,893
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                    6,360,931      (6,699,112)      (6,717,504)       43,783,614          50,258,541       86,986,470
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                      404,512        (181,058)          11,908         3,571,548           5,987,840        9,799,961
Annuity contracts in payment
  period                                                                                                    21,845           16,634
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                       32,262         (28,626)        (109,382)        2,414,920                   0        2,309,174
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                    1,179,780      (2,487,404)         693,375          (233,951)          6,367,049        5,518,849
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                     (165,895)        380,510       (3,274,760)         (885,020)         16,696,149       12,750,984
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                            1               0                0             9,526                   0            9,527
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       17,293              (4)           16,501        1,495,264                   0        1,529,054
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (96)           (187)            (112)           29,916                   0           29,521
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (66)            (33)           2,843            56,525                   0           59,269
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                          145              (2)              820           87,442                   0           88,405
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                            1               0                1             8,943                   0            8,945
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                         (212)           (737)           4,644            77,197                   0           80,892
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   44,589,736       1,619,149     (123,835,138)        2,133,043         291,099,078      215,627,607
Annuity contracts in payment
  period                                                                                                   400,248          378,509
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   18,997,062       1,106,537     (130,575,292)       (9,479,180)        425,020,833      305,126,330
Annuity contracts in payment
  period                                                                                                   167,018          110,648

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 39,465,264   $    (397,122) $   (89,669,928)   $  (11,665,527)    $   234,529,426  $   172,262,113
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   41,359,131     (99,622,293)       1,492,078       (17,206,284)        219,533,810      145,560,773
Annuity contracts in payment
  period                                                                                                     9,438            5,107
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   34,277,709       2,360,449      (64,675,026)        6,924,273         244,707,197      223,625,073
Annuity contracts in payment
  period                                                                                                   158,262          127,791
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                      213,423          24,793          (12,633)        3,700,154                   0        3,925,737
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $331,683,741   $(431,938,214) $(2,275,348,968)   $ (172,334,087)    $13,689,284,426  $11,141,346,898

(1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
(2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                       Net
                                                   Net          Change in             Net
                                                 Realized      Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                 Investment         on             on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $      36,550   $  2,023,951  $    (3,440,951)    $  (3,443,191)    $    81,880,934  $    77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   112,901,501     19,727,105     (147,081,096)     (103,452,150)        958,810,376      842,266,266
Annuity contracts in payment
  period                                                                                                34,529,808       33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                    13,216,666     (2,959,272)      13,343,145       (39,454,311)        312,007,882      296,126,266
Annuity contracts in payment
  period                                                                                                 5,764,551        5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                       441,285         97,305       (1,013,800)       (4,468,657)         67,400,270       62,461,577
Annuity contracts in payment
  period                                                                                                    73,220           68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    30,449,060      3,720,138      (49,493,522)      (18,887,555)        170,407,185      136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    14,440,368      3,089,297      (38,474,173)     (119,418,211)        471,441,304      331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     3,827,276      1,026,846      (13,265,067)      (17,735,793)        157,821,380      131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       379,657         71,399       (2,340,015)       (5,775,781)         45,668,355       38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                       196,795        162,638         (269,484)       27,303,119           1,782,585       29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                         1,454          2,133          (32,894)        1,393,627                   0        1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                           615            (45)         (16,577)          472,733                   0          456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          (979)           197           (8,299)        2,871,835                   0        2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                            (1)             0               16            15,972                   0           15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   536,765,360    (28,305,954)  (1,173,968,207)     (721,658,072)      5,753,192,035    4,428,082,443
Annuity contracts in payment
  period                                                                                               373,523,149      311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                     1,093,671      3,731,651      (32,927,743)       53,759,126         145,431,206      171,026,842
Annuity contracts in payment
  period                                                                                                    71,588          132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       (12,839)      (193,642)         112,582        (2,083,594)          2,177,493                0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        (6,435)       (14,618)          64,241        (1,042,892)            999,704                0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $  53,741,102   $ 21,047,809  $  (129,501,789)    $  68,658,775     $   473,757,587  $   487,054,341
Annuity contracts in payment
  period                                                                                                 1,234,629        1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       (27,987)     1,154,995        1,177,084        43,880,546           9,210,760       55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      (110,447)       829,971           97,541         3,748,048           8,277,508       12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     2,173,465        192,117       (5,937,734)        8,806,604           7,714,709       12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                       334,677        292,708          802,261        (5,203,105)         42,650,270       38,925,638
Annuity contracts in payment
  period                                                                                                   247,224          198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    10,773,853      5,251,674         (413,714)      (18,346,548)        325,367,721      322,624,048
Annuity contracts in payment
  period                                                                                                    80,784           89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                       (13,914)       383,451           72,859        (2,426,021)          1,983,625                0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                     4,688,047     16,494,744      (22,423,480)       43,023,013          62,919,038      104,675,715
Annuity contracts in payment
  period                                                                                                    11,036           36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (123,166)      (659,018)     (12,476,702)       38,113,990                   0       24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     5,239,593      2,663,927       (4,901,655)       25,424,473          34,639,709       63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                       466,170        257,799       (5,245,120)       24,665,165           1,830,289       21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     1,144,879        389,979      (10,043,307)       47,737,578           9,752,003       48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                       476,725        139,092       (6,432,977)       20,557,669           4,700,713       19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                       660,349        140,169       (4,209,966)       13,358,563           8,538,069       18,487,184
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,267,247      2,854,362       (7,230,865)       (2,720,584)         68,092,305       63,262,465
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,601,494        701,785       (4,594,430)       (2,709,341)         27,730,745       23,730,253
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    54,595,412     20,839,462     (110,406,630)      (19,480,139)        475,353,405      420,901,510

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $  13,851,094   $  8,757,904  $   (11,069,516)    $ (29,578,468)    $   213,941,762  $   195,902,776
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    44,257,732      7,564,259     (113,706,819)       70,421,374         440,335,255      448,871,801
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       114,589       (207,629)        (583,683)        1,252,502           1,873,989        2,449,768
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       400,034     23,361,718      (35,626,722)       (6,058,333)        122,573,178      104,649,875
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,009,833      1,209,084       (7,577,795)          516,832          22,033,565       18,191,519
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   133,808,454     99,811,011     (717,624,386)      340,768,328       1,093,429,837      950,193,244
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    28,232,215      4,925,773      (43,133,769)       70,619,050         235,410,674      296,053,943
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                     1,568,435       (708,999)         876,966         2,253,321          32,908,277       36,898,000
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    32,241,669     15,128,609     (126,023,034)      127,925,797         362,723,120      411,767,617
Annuity contracts in payment
  period                                                                                                   689,393          917,937
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    91,464,664     61,024,670     (375,020,881)      169,190,829       1,136,307,574    1,082,624,571
Annuity contracts in payment
  period                                                                                                   752,858        1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                  (1)          (489)             (36)            1,071                   0              545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (138,792)    (1,374,436)      (3,710,968)            5,130          11,586,115        6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (115,114)    (2,002,246)       4,524,862        (2,219,822)         16,508,469       16,696,149
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        26,933         20,170          230,740         3,897,679             684,196        4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                     1,974,588        971,295       (3,945,771)       45,386,552           5,871,877       50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                       266,497       (125,516)         (84,378)        2,461,306           3,464,259        5,987,840
Annuity contracts in payment
  period                                                                                                    27,517           21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                 $  38,147,438   $  5,749,841  $   (69,598,329)    $  90,392,695     $   226,770,707  $   291,099,078
Annuity contracts in payment
  period                                                                                                    36,974          400,248
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                       (37,932)    23,737,586     (203,087,500)        6,822,966         597,714,231      425,020,833
Annuity contracts in payment
  period                                                                                                    38,500          167,018
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    16,081,131      9,461,691      (39,062,464)       (7,714,809)        255,763,877      234,529,426
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    21,842,299    (15,668,306)     (60,686,735)      (17,427,634)        291,483,624      219,533,810
Annuity contracts in payment
  period                                                                                                         0            9,438
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    18,361,154      7,768,474      (29,637,102)        5,277,763         243,032,240      244,707,197
Annuity contracts in payment
  period                                                                                                    62,930          158,262
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,296,974,423  $324,558,619  $(3,605,027,788)    $ 209,679,020     $15,463,100,152  $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account C and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account"), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

FORM NO. SAI.81216-02                                         ILIAC ED. MAY 2002

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)    Financial Statements:

              (1)    Included in Part A: Condensed Financial Information

              (2)    Included in Part B:

                     Financial Statements of Variable Annuity Account C:

                     -      Statement of Assets and Liabilities as of December
                            31, 2001

                     - Statement of Operations for the year ended December 31, 2001

                     - Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000

                     - Condensed Financial Information for the year ended December 31, 2001

                     -      Notes to Financial Statements

                     -      Report of Independent Auditors

                     Financial Statements of ING Life Insurance and Annuity
                     Company:

                     -      Report of Independent Auditors

                     - Consolidated Statements of Income for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999

                     - Consolidated Balance Sheets as of December 31, 2001 and 2000

                     - Consolidated Statements of Changes in Shareholder's Equity for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999

                     - Consolidated Statements of Cash Flows for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999

                     -      Notes to Consolidated Financial Statements

       (b)    Exhibits

              (1)    Resolution establishing Variable Annuity Account C(1)

              (2)    Not applicable

              (3.1)  Broker-Dealer Agreement(2)

              (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

              (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)

              (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)

              (4.1)  Variable Annuity Contract (G-401-IB(X/M))(5)

              (4.2)  Variable Annuity Contract (G-CDA-IB(XC/SM))(5)

              (4.3) Endorsement (EGET-99) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)(6)
              (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M)(7)

              (4.5) Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)(8)

              (4.6) Endorsement (ESU403-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)(8)

              (4.7) Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificate GC401-IB(X/M)(9)

              (4.8) Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificate GC401-IB(X/M)

              (4.9) Endorsement ENMCHG (05/02) and ENMCHGI (05/02) for name change(10)

              (5)    Variable Annuity Contract Application (300-MOP-IB)(11)

              (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(12)

              (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(12)

              (7)    Not applicable

              (8.1) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)

              (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(13)

              (8.3) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series and Aeltus Investment Management, Inc.(14)

              (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna

                     Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)

              (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)

              (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(16)

              (8.7) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

              (8.8) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(14)

              (8.9) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(15)

              (8.10) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)

              (8.11) Fund Participation Agreement dated December 1, 1997 among
                     Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(18)

              (8.12) Service Agreement dated December 1, 1997 between Calvert
                     Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(18)

              (8.13) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)

              (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(20)

              (8.15) Sixth Amendment dated November 6, 1997 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)

              (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)

              (8.17) Eighth Amendment dated December 1, 1999 to Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)

              (8.18) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(19)

              (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(20)

              (8.20) Sixth Amendment dated as of January 20, 1998 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(22)

              (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)

              (8.22) Eighth Amendment dated December 1, 1999 to Fund
                     Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997, January 20,
                     1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(15)

              (8.23) Service Agreement dated as of November 1, 1995 between
                     Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(23)

              (8.24) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(20)

              (8.25) Service Contract dated May 2, 1997 between Fidelity
                     Distributors Corporation and Aetna Life Insurance and Annuity Company(14)

              (8.26) Fund Participation Agreement dated December 8, 1997 among
                     Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(24)

              (8.27) Amendment dated October 12, 1998 to Fund Participation
                     Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company(13)

              (8.28) Second Amendment dated December 1, 1999 to Fund
                     Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(25)

              (8.29) Amendment dated as of August 1, 2000 to Fund Participation
                     Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(26)

              (8.30) Letter Agreement dated December 7, 2001 between Janus and
                     Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(10)

              (8.31) Service Agreement dated December 8, 1997 between Janus
                     Capital Corporation and Aetna Life Insurance and Annuity Company(22)

              (8.32) First Amendment dated as of August 1, 2000 to Service
                     Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(26)

              (8.33) Distribution and Shareholder Services Agreement - Service
                     Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(26)

              (8.34) Letter Agreement dated October 19, 2001 between Janus and
                     Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(10)

              (8.35) Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)

              (8.36) Fund Participation Agreement dated April 28, 1994 between
                     Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(27)

              (8.37) Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(2)

              (8.38) Fourth Amendment dated May 1, 1998 to the Fund
                     Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(28)

              (8.39) Fifth Amendment dated May 1, 1998 to Fund Participation
                     Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by
                     and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(29)

              (8.40) Fifth Amendment dated July 1, 1999 to Fund Participation
                     Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by
                     and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Service Company(30)

              (8.41) Sixth Amendment dated November 17, 2000 to the Fund
                     Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(4)

              (8.42) Fund Participation Agreement dated March 11, 1997 between
                     Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(31)

              (8.43) First Amendment dated December 1, 1999 to Fund
                     Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(14)

              (8.44) Service Agreement effective as of March 11, 1997 between
                     Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(31)

              (8.45) Fund Participation Agreement dated as of May 1, 2001 among
                     Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(32)

              (8.46) Participation Agreement dated as of November 28, 2001 among
                     Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(10)

              (8.47) Amendment dated March 5, 2002 between Portfolio Partners,
                     Inc. (to be renamed ING Partners, Inc. effective May 1,
                     2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(10)

              (8.48) Shareholder Servicing Agreement (Service Class Shares)
                     dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(10)

              (8.49) Amendment dated March 5, 2002 between Portfolio Partners,
                     Inc. (to be renamed ING Partners, Inc. effective May 1,
                     2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(10)

              (9)    Opinion and Consent of Counsel

              (10)   Consent of Independent Auditors

              (11)   Not applicable

              (12)   Not applicable

              (13)   Schedule for Computation of Performance Data(33)

              (14.1) Powers of Attorney(34)

              (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 33-81216), as filed on December 4, 2001.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

11. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.

12. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

13. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

17. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

19. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

21. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

25. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

26. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

27. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.

28. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

29. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

30. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

31. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

32. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

33. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.

34. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                    POSITIONS AND OFFICES WITH DEPOSITOR

Thomas J. McInerney**               Director and President

Wayne R. Huneke***                  Director and Chief Financial Officer

Robert C. Salipante****             Director

P. Randall Lowery***                Director

Mark A. Tullis***                   Director

David Wheat***                      Chief Accounting Officer

Paula Cludray-Engelke****           Secretary

Brian Murphy**                      Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
*** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 623,253 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account

              C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

       (b)    The following are the directors and officers of the Principal
              Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
------------------                                  --------------------------
Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Therese Squillacote*                                Vice President and Chief Compliance Officer

Paula Cludray-Engelke***                            Secretary

Jeffrey R. Berry*                                   Chief Legal Officer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Terran Titus*                                       Vice President

William T. Abramowicz
2525 Cabot Dr., Ste. 300
Lisle, IL  60532                                    Vice President

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
------------------                                  --------------------------
Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Steven M. Bresler
6430 South Fiddler's Green Cir.,                    Vice President
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Brian D. Comer*                                     Vice President

John B. Finigan, Jr.                                Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner, Jr.                              Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
------------------                                  --------------------------
James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
------------------                                  --------------------------
S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

David A. Kelsey*                                    Assistant Vice President

Allissa Archer Obler***                             Assistant Secretary

Loralee Ann Renelt***                               Assistant Secretary

Rebecca A. Schoff***                                Assistant Secretary

Glenn Allan Black******                             Tax Officer

Joseph J. Elmy*                                     Tax Officer

G. Michael Fell******                               Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401
**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
***** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211
****** The principal business address of these officers is 5780 Powers Ferry
       Road, N.W., Atlanta, Georgia 30327

       (c)    Compensation from January 1, 2001 to December 31, 2001:

  (1)                      (2)                    (3)                 (4)              (5)

NAME OF               NET UNDERWRITING       COMPENSATION
PRINCIPAL             DISCOUNTS AND          ON REDEMPTION         BROKERAGE
UNDERWRITER           COMMISSIONS            OR ANNUITIZATION      COMMISSIONS     COMPENSATION*
-----------           -----------            ----------------      -----------     -------------
ING Financial                                                                       $717,753.80
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2001.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                           and

                      Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

ITEM 31.  MANAGEMENT SERVICES

       Not applicable

ITEM 32.  UNDERTAKINGS

       Registrant hereby undertakes:

       (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

       (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of April, 2002.

                                     VARIABLE ANNUITY ACCOUNT C OF
                                     ING LIFE INSURANCE AND ANNUITY COMPANY
                                        (REGISTRANT)

                              By:    ING LIFE INSURANCE AND ANNUITY COMPANY
                                        (DEPOSITOR)

                              By:    Thomas J. McInerney*
                                  ---------------------------------------
                                     Thomas J. McInerney
                                     President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                                                        DATE

Thomas J. McInerney*                 Director and President                                              )
-----------------------------------  (principal executive officer)
Thomas J. McInerney                                                                                      )

                                                                                                         )

Wayne R. Huneke*                     Director and Chief Financial Officer                                )        April
-----------------------------------                                                                               10, 2002
Wayne R. Huneke                                                                                          )

                                                                                                         )

Randy Lowery*                        Director                                                            )
-----------------------------------
P. Randall Lowery                                                                                        )

                                                                                                         )

Robert C. Salipante*                 Director                                                            )
-----------------------------------
Robert C. Salipante                                                                                      )

                                                                                                         )

Mark A. Tullis*                      Director                                                            )
-----------------------------------
Mark A. Tullis                                                                                           )

                                                                                                         )

David Wheat*                         Chief Accounting Officer                                            )
-----------------------------------
David Wheat                                                                                              )

By:  /s/ Julie E. Rockmore
     --------------------------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                 EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT
-----------    -------
99-B.4.8       Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and
               G-CDA-IB(XC/SM) and Contract Certificate GC401-IB(X/M)
                                                                                -----------------

99-B.9         Opinion and Consent of Counsel
                                                                                -----------------

99-B.10        Consent of Independent Auditors
                                                                                -----------------